UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

July 31, 2018

MFS® Global High Yield Fund

HYO-SEM

MFS® Global High Yield Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes, and we built our active investment platform to try to do so. Our long-term perspective influences nearly every aspect of our business, but most importantly, it aligns our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 17, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	7.4%
Utilities – Electrical Power	4.7%
Metals & Mining	4.3%
Energy – Independent	4.0%
Medical & Health Technology & Services	4.0%

Composition including fixed income credit quality (a)(i)
BBB	2.8%
BB	48.4%
B	38.8%
CCC	6.6%
CC	0.2%
C (o)	0.0%
Not Rated	(3.2)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	2.4%
Other	3.7%

Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	6.7 yrs.

Issuer country weightings (i)(x)
United States	59.4%
United Kingdom	6.2%
Brazil	4.1%
Canada	3.7%
Germany	3.2%
France	2.6%
Netherlands	2.1%
Luxembourg	1.8%
Argentina	1.6%
Other Countries	15.3%

2

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2018 through July 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2018 through July 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/18	Ending Account Value 7/31/18	Expenses Paid During Period (p) 2/01/18-7/31/18
A	Actual	1.05%	$1,000.00	$992.30	$5.19
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$988.62	$8.88
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$990.15	$8.88
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$993.56	$3.95
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$988.62	$8.88
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.29%	$1,000.00	$991.11	$6.37
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46
R3	Actual	1.05%	$1,000.00	$992.30	$5.19
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$993.70	$3.95
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R6	Actual	0.69%	$1,000.00	$994.05	$3.41
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class R2 shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

7/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 33.9%
Issuer	Shares/Par		Value ($)
Aerospace - 0.4%
TA Manufacturing Ltd., 3.625%, 4/15/2023	EUR	1,225,000	$1,454,156

Apparel Manufacturers - 0.2%
PVH Corp., 3.125%, 12/15/2027 (n)	EUR	720,000	$833,484

Asset-Backed & Securitized - 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 0.956%, 2/18/2030 (i)		$28,660	$0
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)		269,298	189

			$189
Automotive - 2.6%
Aston Martin Capital Holdings Ltd., 6.5%, 4/15/2022 (n)		$1,455,000	$1,480,943
IHO Verwaltungs GmbH, 3.75%, 9/15/2026	EUR	1,200,000	1,431,189
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)		$2,475,000	2,193,469
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,105,000	1,392,353
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	350,000	411,376
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024	EUR	1,055,000	1,297,445
Schaeffler Finance B.V., 3.25%, 5/15/2025	EUR	905,000	1,116,657

			$9,323,432
Broadcasting - 0.6%
United Group B.V., 4.375%, 7/01/2022 (n)	EUR	1,127,000	$1,351,149
United Group B.V., 4.375%, 7/01/2022	EUR	285,000	341,684
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	550,000	665,202

			$2,358,035
Building - 1.2%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		$1,264,000	$1,219,760
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,355,000	1,333,727
Titan Global Finance PLC, 4.25%, 7/10/2019	EUR	1,125,000	1,353,998
Titan Global Finance PLC, 3.5%, 6/17/2021	EUR	365,000	444,986

			$4,352,471
Business Services - 0.3%
Worldpay Finance PLC, 3.75%, 11/15/2022	EUR	1,019,000	$1,284,152

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 2.3%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$945,000	$920,052
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	1,525,500	2,007,002
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	207,980
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,641,675
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	455,900
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,620,000	1,674,513
Ziggo Bond Co. B.V., 3.75%, 1/15/2025	EUR	900,000	1,047,153
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		$265,000	247,775

			$8,202,050
Chemicals - 1.6%
Axalta Coating Systems Dutch Holding B.V., 3.75%, 1/15/2025	EUR	1,435,000	$1,733,761
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,664,000	1,693,120
OCI N.V., 5%, 4/15/2023 (n)	EUR	600,000	737,301
SPCM S.A., 2.875%, 6/15/2023	EUR	1,367,000	1,617,843

			$5,782,025
Conglomerates - 1.1%
Blitz F18-674 GmbH, 6%, 7/30/2026 (z)	EUR	1,000,000	$1,168,005
Colfax Corp., 3.25%, 5/15/2025	EUR	1,325,000	1,572,970
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,355,000	1,321,125

			$4,062,100
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)		$150,000	$24,375
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)		291,000	47,288
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	137,250
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	225,363
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		415,000	404,625

			$838,901
Consumer Products - 0.4%
Coty, Inc., 4.75%, 4/15/2026 (n)	EUR	870,000	$1,000,307
Energizer Gamma Acquisition B.V., 4.625%, 7/15/2026 (n)	EUR	395,000	471,616

			$1,471,923
Containers - 0.4%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$1,359,000	$1,342,013

Emerging Market Quasi-Sovereign - 2.2%
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)		$1,200,000	$1,250,880
KazAgro National Management Holding, 4.625%, 5/24/2023		1,400,000	1,365,000
KazMunayGas National Co. JSC, 4.75%, 4/24/2025 (z)		1,190,000	1,216,639

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petrobras Global Finance B.V., 6.25%, 3/17/2024		$500,000	$509,000
Petrobras Global Finance B.V., 5.299%, 1/27/2025 (n)		813,000	777,106
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)		1,413,000	1,336,981
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		1,272,000	1,398,768

			$7,854,374
Emerging Market Sovereign - 1.3%
Government of Ukraine, 7.75%, 9/01/2024		$1,258,000	$1,249,702
Government of Ukraine, 7.375%, 9/25/2032 (n)		500,000	453,638
Republic of Argentina, 5.875%, 1/11/2028		1,833,000	1,544,303
Republic of South Africa, 4.875%, 4/14/2026		1,385,000	1,358,607

			$4,606,250
Energy - Independent - 0.0%
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		$528,000	$660
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		1,000,000	1,250

			$1,910
Energy - Integrated - 0.3%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$999,000	$969,030

Financial Institutions - 1.1%
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	1,305,000	$1,576,927
Intrum Justitia AB, 3.125%, 7/15/2024	EUR	1,450,000	1,598,645
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		$740,000	730,750

			$3,906,322
Food & Beverages - 1.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$1,575,000	$1,575,000
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	548,625
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059 (n)		674,000	684,110
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		979,000	1,003,622
Marb Bondco PLC, 7%, 3/15/2024 (n)		997,000	974,568
Marb Bondco PLC, 6.875%, 1/19/2025 (n)		876,000	845,349

			$5,631,274
Gaming & Lodging - 0.3%
Scientific Games International, Inc., 5.5%, 2/15/2026 (n)	EUR	1,095,000	$1,220,258

Industrial - 0.7%
Kaefer Isoliertechnik GmbH & Co., 5.5%, 1/10/2024 (z)	EUR	1,060,000	$1,261,636
Platin 1426 GmbH, 5.375%, 6/15/2023 (n)	EUR	1,210,000	1,347,988

			$2,609,624

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - 0.4%
Electricite de France S.A., 5.375% to 1/29/2025, FLR to 12/31/2049	EUR	1,100,000	$1,411,814

Machinery & Tools - 0.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$620,000	$637,856

Major Banks - 1.3%
Barclays PLC, 8% to 12/15/2020, FLR to 12/31/2049	EUR	1,445,000	$1,879,803
Royal Bank of Scotland Group PLC, 6%, 12/19/2023		$1,850,000	1,961,550
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049		710,000	725,048

			$4,566,401
Medical & Health Technology & Services - 0.2%
IQVIA Holdings, Inc., 3.25%, 3/15/2025	EUR	645,000	$756,002

Metals & Mining - 1.0%
Baffinland Iron Corp., 8.75%, 7/15/2026 (n)		$120,000	$120,000
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	200,750
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		205,000	219,350
KME AG, 6.75%, 2/01/2023 (n)	EUR	1,090,000	1,232,466
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		$150,000	157,313
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		500,000	498,750
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		1,315,000	1,255,825

			$3,684,454
Network & Telecom - 0.5%
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$1,805,000	$1,809,513

Oil Services - 0.3%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)		$1,000,000	$1,020,000

Other Banks & Diversified Financials - 0.7%
Banco BTG Pactual Luxembourg S.A., 5.5%, 1/31/2023 (n)		$834,000	$810,031
Banco Votorantim S.A., 8.25% to 12/7/2022, FLR to 12/31/2049 (n)		472,000	452,535
Kazkommertsbank JSC, 5.5%, 12/21/2022		1,400,000	1,397,060

			$2,659,626
Pharmaceuticals - 0.9%
Catalent Pharma Solutions, Inc., 4.75%, 12/15/2024	EUR	1,095,000	$1,345,358
Grifols S.A., 3.2%, 5/01/2025	EUR	1,680,000	1,962,151

			$3,307,509

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pollution Control - 0.6%
Aegea Finance, 5.75%, 10/10/2024 (n)		$1,304,000	$1,251,840
Paprec Holding S.A., 4%, 3/31/2025 (n)	EUR	790,000	926,438

			$2,178,278
Restaurants - 0.4%
Stonegate Pub Co. Financing PLC, 4.875%, 3/15/2022	GBP	1,085,000	$1,406,962

Retailers - 1.0%
3AB Optique Developpement S.A.S, 4%, 10/01/2023	EUR	1,200,000	$1,334,924
Dufry Finance S.C.A., 4.5%, 8/01/2023	EUR	1,080,000	1,308,047
Maxeda DIY Holding B.V., 6.125%, 7/15/2022	EUR	949,000	1,056,780

			$3,699,751
Supermarkets - 1.1%
Casino Guichard Perrachon S.A., 4.498%, 3/07/2024	EUR	600,000	$708,706
Eurotorg LLC (Bonitron DAC), 8.75%, 10/30/2022 (n)		$1,347,000	1,346,596
Tesco PLC, 6.15%, 11/15/2037 (n)		1,770,000	1,868,131

			$3,923,433
Telecommunications - Wireless - 1.0%
Altice France S.A., 8.125%, 2/01/2027 (n)		$405,000	$413,647
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		790,000	786,050
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	294,113
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		400,000	345,000
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,886,000	1,782,081

			$3,620,891
Transportation - Services - 2.5%
Europcar Mobility Group, 5.75%, 6/15/2022	EUR	1,080,000	$1,298,082
Heathrow Finance PLC, 3.875%, 3/01/2027	GBP	1,340,000	1,676,967
JSL Europe S.A., 7.75%, 7/26/2024 (n)		$1,497,000	1,418,572
Navios South American Logistics, Inc., 7.25%, 5/01/2022		335,000	321,600
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	950,400
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		663,000	636,480
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		1,580,000	1,638,460
Topaz Marine S.A., 9.125%, 7/26/2022		444,000	447,561
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		518,000	522,154

			$8,910,276
Utilities - Electric Power - 3.0%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		$1,050,000	$1,009,302
Drax Finco PLC, 6.625%, 11/01/2025 (n)		590,000	591,475
Genneia S.A., 8.75%, 1/20/2022		1,084,000	1,042,212

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Genneia S.A., 8.75%, 1/20/2022 (n)	$736,000	$707,627
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)	1,749,000	1,665,923
Light S.A., 7.25%, 5/03/2023 (n)	946,000	936,540
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (n)	811,000	670,697
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)	1,200,000	1,145,556
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	405,000	386,625
Stoneway Capital Corp., 10%, 3/01/2027 (n)	1,742,000	1,699,983
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	886,000	861,635

		$10,717,575
Total Bonds (Identified Cost, $126,484,265)		$122,414,314

Common Stocks - 0.1%
Energy - Independent - 0.1%
Frontera Energy Corp. (Identified Cost, $463,979) (a)	26,510	$386,386

Investment Companies (h) - 65.7%
Bond Funds - 64.0%
MFS High Yield Pooled Portfolio (v)(y)	25,562,303	231,338,844

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 1.98% (v)	6,076,803	$6,076,195
Total Investment Companies (Identified Cost, $264,708,787)		$237,415,039

Other Assets, Less Liabilities - 0.3%		1,110,719
Net Assets - 100.0%		$361,326,458

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $237,415,039 and $122,800,700, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $67,589,834, representing 18.7% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

11

Portfolio of Investments (unaudited) – continued

(y)	The unaudited semiannual report for MFS High Yield Pooled Portfolio as of July 31, 2018 has been included as Appendix A.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 6.625%, 12/09/2020	11/20/15	$515,241	$660
Afren PLC, 11.5%, 2/01/2019	11/20/15	986,320	1,250
Blitz F18-674 GmbH, 6%, 7/30/2026	7/19/18-7/20/18	1,166,339	1,168,005
Kaefer Isoliertechnik GmbH & Co., 5.5%, 1/10/2024	7/13/18	1,242,420	1,261,636
KazMunayGas National Co. JSC, 4.75%, 4/24/2025	4/17/18	1,190,000	1,216,639
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	10/06/17	1	189
Total Restricted Securities			$3,648,379
% of Net assets			1.0%

The following abbreviations are used in this report and are defined:

CJSC	Closed Joint Stock Company
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
Asset Derivatives
USD	128,765	GBP	97,399	Citibank N.A.	10/17/2018	$501
USD	6,553,479	GBP	4,969,632	Merrill Lynch International	10/17/2018	8,947
USD	1,179,535	EUR	1,000,750	Morgan Stanley Capital Services, Inc.	10/17/2018	2,490

						$11,938

Liability Derivatives
USD	43,260,060	EUR	36,813,313	Goldman Sachs International	10/17/2018	$(38,383)

12

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	49	$5,851,672	September - 2018	$48,823

At July 31, 2018, the fund had cash collateral of $51,450 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $126,948,244)	$122,800,700
Investments in affiliated issuers, at value (identified cost, $264,708,787)	237,415,039
Cash	260,673
Foreign currency, at value (identified cost, $953,417)	953,417
Deposits with brokers for
Futures contracts	51,450
Receivables for
Forward foreign currency exchange contracts	11,938
Investments sold	687,971
Fund shares sold	230,735
Interest and dividends	1,529,744
Receivable from investment adviser	21,758
Other assets	671
Total assets	$363,964,096
Liabilities
Payables for
Distributions	$166,465
Forward foreign currency exchange contracts	38,383
Daily variation margin on open futures contracts	2,292
Investments purchased	1,146,845
Fund shares reacquired	1,038,748
Payable to affiliates
Shareholder servicing costs	192,927
Distribution and service fees	5,397
Payable for independent Trustees’ compensation	2,876
Accrued expenses and other liabilities	43,705
Total liabilities	$2,637,638
Net assets	$361,326,458
Net assets consist of
Paid-in capital	$410,450,650
Unrealized appreciation (depreciation)	(31,427,918)
Accumulated net realized gain (loss)	(14,982,178)
Accumulated distributions in excess of net investment income	(2,714,096)
Net assets	$361,326,458
Shares of beneficial interest outstanding	59,502,827

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$203,633,850	33,536,047	$6.07
Class B	10,424,019	1,713,455	6.08
Class C	34,569,394	5,698,045	6.07
Class I	76,661,503	12,621,443	6.07
Class R1	136,928	22,520	6.08
Class R2	275,388	45,265	6.08
Class R3	10,236,001	1,685,796	6.07
Class R4	7,450,778	1,221,387	6.10
Class R6	17,938,597	2,958,869	6.06

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.34 [100 / 95.75 x $6.07]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$7,003,297
Interest	3,473,415
Total investment income	$10,476,712
Expenses
Management fee	$1,211,864
Distribution and service fees	542,521
Shareholder servicing costs	240,370
Administrative services fee	32,870
Independent Trustees’ compensation	5,232
Custodian fee	24,592
Shareholder communications	40,822
Audit and tax fees	41,659
Legal fees	6,578
Miscellaneous	81,915
Total expenses	$2,228,423
Fees paid indirectly	(5,919)
Reduction of expenses by investment adviser and distributor	(205,841)
Net expenses	$2,016,663
Net investment income (loss)	$8,460,049
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(211,419)
Affiliated issuers	(748,470)
Futures contracts	70,498
Forward foreign currency exchange contracts	1,946,008
Foreign currency	(32,445)
Net realized gain (loss)	$1,024,172
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,550,512)
Affiliated issuers	(6,173,397)
Futures contracts	(9,187)
Forward foreign currency exchange contracts	2,183,788
Translation of assets and liabilities in foreign currencies	(25,552)
Net unrealized gain (loss)	$(12,574,860)
Net realized and unrealized gain (loss)	$(11,550,688)
Change in net assets from operations	$(3,090,639)

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/18 (unaudited)	Year ended 1/31/18
From operations
Net investment income (loss)	$8,460,049	$19,057,092
Net realized gain (loss)	1,024,172	(6,509,471)
Net unrealized gain (loss)	(12,574,860)	11,910,615
Change in net assets from operations	$(3,090,639)	$24,458,236
Distributions declared to shareholders
From net investment income	$(8,016,407)	$(16,082,515)
From tax return of capital	—	(3,041,314)
Total distributions declared to shareholders	$(8,016,407)	$(19,123,829)
Change in net assets from fund share transactions	$(25,365,064)	$(36,863,586)
Total change in net assets	$(36,472,110)	$(31,529,179)
Net assets
At beginning of period	397,798,568	429,327,747
At end of period (including accumulated distributions in excess of net investment income of $2,714,096 and $3,157,738, respectively)	$361,326,458	$397,798,568

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/18		Year ended
Class A			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$6.25		$6.17	$5.62	$6.32	$6.57	$6.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.29	$0.32	$0.33	$0.36	$0.38
Net realized and unrealized gain (loss)	(0.19)		0.08	0.57	(0.66)	(0.23)	(0.06)
Total from investment operations	$(0.05)		$0.37	$0.89	$(0.33)	$0.13	$0.32
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.24)	$(0.34)	$(0.37)	$(0.38)	$(0.39)
From tax return of capital	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.29)	$(0.34)	$(0.37)	$(0.38)	$(0.39)
Net asset value, end of period (x)	$6.07		$6.25	$6.17	$5.62	$6.32	$6.57
Total return (%) (r)(s)(t)(x)	(0.77	)(n)	6.12	16.19	(5.54)	1.97	5.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.16	1.16	1.13	1.12	1.11
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.58	(a)	4.67	5.37	5.38	5.42	5.84
Portfolio turnover	7	(n)	26	16	16	18	38
Net assets at end of period (000 omitted)	$203,634		$204,150	$235,889	$226,692	$281,874	$366,654

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class B			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$6.26		$6.18	$5.63	$6.33	$6.59	$6.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.25	$0.28	$0.29	$0.31	$0.33
Net realized and unrealized gain (loss)	(0.19)		0.08	0.57	(0.67)	(0.24)	(0.05)
Total from investment operations	$(0.07)		$0.33	$0.85	$(0.38)	$0.07	$0.28
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.30)	$(0.32)	$(0.33)	$(0.34)
From tax return of capital	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.25)	$(0.30)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$6.08		$6.26	$6.18	$5.63	$6.33	$6.59
Total return (%) (r)(s)(t)(x)	(1.14	)(n)	5.33	15.32	(6.23)	1.06	4.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	(a)	1.91	1.91	1.88	1.87	1.86
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.83	(a)	3.92	4.62	4.62	4.65	5.08
Portfolio turnover	7	(n)	26	16	16	18	38
Net assets at end of period (000 omitted)	$10,424		$12,262	$14,772	$16,518	$23,026	$27,959

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class C			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$6.24		$6.16	$5.61	$6.32	$6.56	$6.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.25	$0.28	$0.29	$0.31	$0.33
Net realized and unrealized gain (loss)	(0.18)		0.07	0.57	(0.68)	(0.22)	(0.06)
Total from investment operations	$(0.06)		$0.32	$0.85	$(0.39)	$0.09	$0.27
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.20)	$(0.30)	$(0.32)	$(0.33)	$(0.34)
From tax return of capital	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.24)	$(0.30)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$6.07		$6.24	$6.16	$5.61	$6.32	$6.56
Total return (%) (r)(s)(t)(x)	(0.99	)(n)	5.33	15.35	(6.41)	1.36	4.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	(a)	1.91	1.91	1.88	1.88	1.86
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.83	(a)	3.92	4.63	4.64	4.66	5.10
Portfolio turnover	7	(n)	26	16	16	18	38
Net assets at end of period (000 omitted)	$34,569		$57,556	$65,782	$65,213	$81,975	$93,058

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class I			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$6.25		$6.17	$5.62	$6.33	$6.58	$6.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.31	$0.33	$0.35	$0.37	$0.40
Net realized and unrealized gain (loss)	(0.19)		0.08	0.58	(0.67)	(0.22)	(0.06)
Total from investment operations	$(0.04)		$0.39	$0.91	$(0.32)	$0.15	$0.34
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.36)	$(0.39)	$(0.40)	$(0.41)
From tax return of capital	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.36)	$(0.39)	$(0.40)	$(0.41)
Net asset value, end of period (x)	$6.07		$6.25	$6.17	$5.62	$6.33	$6.58
Total return (%) (r)(s)(t)(x)	(0.64	)(n)	6.38	16.47	(5.45)	2.23	5.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	(a)	0.91	0.91	0.88	0.87	0.86
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.82	(a)	4.91	5.59	5.61	5.61	6.05
Portfolio turnover	7	(n)	26	16	16	18	38
Net assets at end of period (000 omitted)	$76,662		$88,762	$92,227	$84,620	$130,780	$85,542

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class R1			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$6.26		$6.18	$5.63	$6.33	$6.58	$6.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.25	$0.28	$0.29	$0.31	$0.33
Net realized and unrealized gain (loss)	(0.18)		0.08	0.57	(0.67)	(0.23)	(0.06)
Total from investment operations	$(0.07)		$0.33	$0.85	$(0.38)	$0.08	$0.27
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.30)	$(0.32)	$(0.33)	$(0.34)
From tax return of capital	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.25)	$(0.30)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$6.08		$6.26	$6.18	$5.63	$6.33	$6.58
Total return (%) (r)(s)(t)(x)	(1.14	)(n)	5.33	15.32	(6.23)	1.21	4.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	(a)	1.90	1.91	1.88	1.87	1.86
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.81	(a)	3.94	4.62	4.65	4.65	5.07
Portfolio turnover	7	(n)	26	16	16	18	38
Net assets at end of period (000 omitted)	$137		$62	$103	$163	$227	$236

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class R2			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$6.26		$6.18	$5.63	$6.33	$6.59	$6.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	$0.31	$0.32	$0.34	$0.37
Net realized and unrealized gain (loss)	(0.19)		0.09	0.57	(0.67)	(0.23)	(0.06)
Total from investment operations	$(0.06)		$0.36	$0.88	$(0.35)	$0.11	$0.31
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.33)	$(0.35)	$(0.37)	$(0.37)
From tax return of capital	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.28)	$(0.33)	$(0.35)	$(0.37)	$(0.37)
Net asset value, end of period (x)	$6.08		$6.26	$6.18	$5.63	$6.33	$6.59
Total return (%) (r)(s)(t)(x)	(0.89	)(n)	5.85	15.88	(5.75)	1.57	4.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)	1.41	1.41	1.38	1.37	1.36
Expenses after expense reductions (f)(h)	1.29	(a)	1.29	1.30	1.30	1.30	1.30
Net investment income (loss)	4.34	(a)	4.38	5.10	5.16	5.14	5.57
Portfolio turnover	7	(n)	26	16	16	18	38
Net assets at end of period (000 omitted)	$275		$291	$211	$175	$248	$232

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class R3			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$6.25		$6.17	$5.62	$6.32	$6.57	$6.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.29	$0.32	$0.33	$0.36	$0.38
Net realized and unrealized gain (loss)	(0.19)		0.08	0.57	(0.66)	(0.23)	(0.06)
Total from investment operations	$(0.05)		$0.37	$0.89	$(0.33)	$0.13	$0.32
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.24)	$(0.34)	$(0.37)	$(0.38)	$(0.39)
From tax return of capital	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.29)	$(0.34)	$(0.37)	$(0.38)	$(0.39)
Net asset value, end of period (x)	$6.07		$6.25	$6.17	$5.62	$6.32	$6.57
Total return (%) (r)(s)(t)(x)	(0.77	)(n)	6.12	16.19	(5.54)	1.97	5.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.16	1.16	1.13	1.13	1.11
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.57	(a)	4.64	5.35	5.39	5.41	5.83
Portfolio turnover	7	(n)	26	16	16	18	38
Net assets at end of period (000 omitted)	$10,236		$10,392	$9,012	$7,153	$7,722	$7,751

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class R4			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$6.28		$6.20	$5.65	$6.36	$6.62	$6.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.31	$0.34	$0.35	$0.37	$0.40
Net realized and unrealized gain (loss)	(0.19)		0.08	0.57	(0.67)	(0.23)	(0.06)
Total from investment operations	$(0.04)		$0.39	$0.91	$(0.32)	$0.14	$0.34
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.36)	$(0.39)	$(0.40)	$(0.41)
From tax return of capital	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.36)	$(0.39)	$(0.40)	$(0.41)
Net asset value, end of period (x)	$6.10		$6.28	$6.20	$5.65	$6.36	$6.62
Total return (%) (r)(s)(t)(x)	(0.63	)(n)	6.38	16.42	(5.39)	2.09	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	(a)	0.91	0.90	0.87	0.87	0.85
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.82	(a)	4.89	5.58	5.58	5.60	6.05
Portfolio turnover	7	(n)	26	16	16	18	38
Net assets at end of period (000 omitted)	$7,451		$7,381	$6,996	$6,495	$3,690	$1,542

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class R6			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$6.24		$6.16	$5.61	$6.32	$6.57	$6.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.31	$0.34	$0.34	$0.38	$0.40
Net realized and unrealized gain (loss)	(0.19)		0.08	0.57	(0.66)	(0.22)	(0.05)
Total from investment operations	$(0.04)		$0.39	$0.91	$(0.32)	$0.16	$0.35
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.36)	$(0.39)	$(0.41)	$(0.41)
From tax return of capital	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.36)	$(0.39)	$(0.41)	$(0.41)
Net asset value, end of period (x)	$6.06		$6.24	$6.16	$5.61	$6.32	$6.57
Total return (%) (r)(s)(t)(x)	(0.60	)(n)	6.49	16.61	(5.37)	2.33	5.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80	(a)	0.81	0.81	0.76	0.77	0.77
Expenses after expense reductions (f)(h)	0.69	(a)	0.70	0.70	0.70	0.70	0.72
Net investment income (loss)	4.92	(a)	4.90	5.72	5.64	5.74	6.14
Portfolio turnover	7	(n)	26	16	16	18	38
Net assets at end of period (000 omitted)	$17,939		$16,943	$4,336	$3,829	$561	$381

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2018, 64.0% of the fund’s net assets were invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The current shareholder report for the High Yield Pooled Portfolio as of July 31, 2018 has been included as Appendix A, and should be read in conjunction with the fund’s financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to

27

Notes to Financial Statements (unaudited) – continued

the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with

28

Notes to Financial Statements (unaudited) – continued

such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

29

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Columbia	$—	$386,386	$—	$386,386
Non-U.S. Sovereign Debt	—	13,872,437	—	13,872,437
U.S. Corporate Bonds	—	14,483,665	—	14,483,665
Commercial Mortgage-Backed Securities	—	189	—	189
Foreign Bonds	—	94,058,023	—	94,058,023
Mutual Funds	237,415,039	—	—	237,415,039
Total	$237,415,039	$122,800,700	$—	$360,215,739

Other Financial Instruments
Futures Contracts – Assets	$48,823	$—	$—	$48,823
Forward Foreign Currency Exchange Contracts – Assets	—	11,938	—	11,938
Forward Foreign Currency Exchange Contracts – Liabilities	—	(38,383)	—	(38,383)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $386,386 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to

30

Notes to Financial Statements (unaudited) – continued

increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$48,823	$—
Foreign Exchange	Forward Foreign Currency Exchange	11,938	(38,383)
Total		$60,761	$(38,383)

(a)

Values presented in the table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$70,498	$—
Foreign Exchange	—	1,946,008
Total	$70,498	$1,946,008

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(9,187)	$—
Foreign Exchange	—	2,183,788
Total	$(9,187)	$2,183,788

31

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the

32

Notes to Financial Statements (unaudited) – continued

futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

33

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date. Dividends received in cash are recorded on the ex- dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund and/or the High Yield Pooled Portfolio may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

34

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, expiration of capital loss carryforwards, amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/18
Ordinary income (including any short-term capital gains)	$16,082,515
Tax return of capital (b)	3,041,314
Total distributions	$19,123,829

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/18
Cost of investments	$393,447,880
Gross appreciation	2,571,081
Gross depreciation	(35,803,222)
Net unrealized appreciation (depreciation)	$(33,232,141)

As of 1/31/18
Capital loss carryforwards	(14,127,093)
Late year ordinary loss deferral	(3,267,717)
Other temporary differences	(1,312,236)
Net unrealized appreciation (depreciation)	(19,310,100)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

35

Notes to Financial Statements (unaudited) – continued

As of January 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,385,230)
Long-Term	(12,741,863)
Total	$(14,127,093)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 7/31/18	Year ended 1/31/18	Six months ended 7/31/18	Year ended 1/31/18
Class A	$4,335,114	$8,304,893	$—	$1,570,513
Class B	199,551	442,170	—	83,617
Class C	799,223	2,031,503	—	384,171
Class I	1,881,078	4,159,401	—	786,571
Class R1	1,347	2,717	—	514
Class R2	5,518	9,493	—	1,796
Class R3	220,324	378,258	—	71,531
Class R4	168,282	307,648	—	58,178
Class R6	405,970	446,432	—	84,423
Total	$8,016,407	$16,082,515	$—	$3,041,314

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2018, this management fee reduction amounted to $17,514, which is included in the reduction of total expenses in

36

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. The management fee incurred for the six months ended July 31, 2018 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2020. For the six months ended July 31, 2018, this reduction amounted to $185,283, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,703 for the six months ended July 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$250,128
Class B	0.75%	0.25%	1.00%	1.00%	55,764
Class C	0.75%	0.25%	1.00%	1.00%	222,864
Class R1	0.75%	0.25%	1.00%	1.00%	377
Class R2	0.25%	0.25%	0.50%	0.49%	676
Class R3	—	0.25%	0.25%	0.25%	12,712
Total Distribution and Service Fees					$542,521

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS

37

Notes to Financial Statements (unaudited) – continued

or its affiliates’ seed money. For the six months ended July 31, 2018, this rebate amounted to $2,776, $33, $225, and $10 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2018, were as follows:

Amount
Class A	$8,749
Class B	5,979
Class C	1,064

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2018, the fee was $31,770, which equated to 0.0170% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $208,600.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2018 was equivalent to an annual effective rate of 0.0176% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other

38

Notes to Financial Statements (unaudited) – continued

deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in a net decrease in expense of $30 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the Retirement Deferral plan amounted to $1,860 at July 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2018, the fee paid by the fund under this agreement was $310 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

(4) Portfolio Securities

For the six months ended July 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $26,884,161 and $56,674,724, respectively.

39

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/18		Year ended 1/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,049,831	$30,838,533	7,639,525	$47,733,000
Class B	45,544	279,277	305,349	1,918,771
Class C	229,190	1,398,926	624,776	3,901,637
Class I	1,427,412	8,717,536	8,099,080	50,463,587
Class R1	12,536	75,855	331	2,071
Class R2	1,750	10,710	26,584	166,478
Class R3	128,268	785,736	346,981	2,168,517
Class R4	119,046	731,111	312,234	1,947,349
Class R6	547,825	3,337,530	2,316,871	14,460,274
	7,561,402	$46,175,214	19,671,731	$122,761,684

Shares issued to shareholders in reinvestment of distributions
Class A	576,119	$3,504,128	1,282,694	$8,027,226
Class B	31,422	191,614	79,164	496,310
Class C	120,012	730,687	343,275	2,146,611
Class I	300,187	1,827,346	755,898	4,731,119
Class R1	221	1,347	516	3,231
Class R2	809	4,931	1,542	9,664
Class R3	36,220	220,324	71,815	449,486
Class R4	27,545	168,282	58,170	365,817
Class R6	53,186	323,037	57,287	358,727
	1,145,721	$6,971,696	2,650,361	$16,588,191

Shares reacquired
Class A	(4,760,920)	$(29,031,430)	(14,486,173)	$(90,252,680)
Class B	(322,342)	(1,970,272)	(815,607)	(5,103,770)
Class C	(3,870,911)	(23,655,823)	(2,421,124)	(15,115,570)
Class I	(3,307,248)	(20,167,283)	(9,598,008)	(59,950,427)
Class R1	(158)	(958)	(7,539)	(47,303)
Class R2	(3,719)	(22,916)	(15,789)	(98,691)
Class R3	(141,984)	(866,580)	(216,156)	(1,352,503)
Class R4	(101,012)	(619,086)	(322,951)	(2,025,697)
Class R6	(357,702)	(2,177,626)	(362,565)	(2,266,820)
	(12,865,996)	$(78,511,974)	(28,245,912)	$(176,213,461)

40

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/18		Year ended 1/31/18
	Shares	Amount	Shares	Amount
Net change
Class A	865,030	$5,311,231	(5,563,954)	$(34,492,454)
Class B	(245,376)	(1,499,381)	(431,094)	(2,688,689)
Class C	(3,521,709)	(21,526,210)	(1,453,073)	(9,067,322)
Class I	(1,579,649)	(9,622,401)	(743,030)	(4,755,721)
Class R1	12,599	76,244	(6,692)	(42,001)
Class R2	(1,160)	(7,275)	12,337	77,451
Class R3	22,504	139,480	202,640	1,265,500
Class R4	45,579	280,307	47,453	287,469
Class R6	243,309	1,482,941	2,011,593	12,552,181
	(4,158,873)	$(25,365,064)	(5,923,820)	$(36,863,586)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended July 31, 2018, the fund’s commitment fee and interest expense were $1,155 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

41

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio		26,769,063	1,340,725	(2,547,485)	25,562,303
MFS Institutional Money Market Portfolio		7,285,502	35,513,224	(36,721,923)	6,076,803

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(748,309)	$(6,173,445)	$—	$76,562	$231,338,844
MFS Institutional Money Market Portfolio	(161)	48	—	6,926,735	6,076,195

	$(748,470)	$(6,173,397)	$—	$7,003,297	$237,415,039

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $3,030,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to

42

Notes to Financial Statements (unaudited) – continued

indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

44

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

45

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

46

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

47

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

48

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

49

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Appendix A

Semiannual Report

July 31, 2018

MFS® High Yield Pooled Portfolio

HYP-SEM

MFS® High Yield Pooled Portfolio

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes, and we built our active investment platform to try to do so. Our long-term perspective influences nearly every aspect of our business, but most importantly, it aligns our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 17, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	8.0%
Energy – Independent	6.1%
Medical & Health Technology & Services	5.9%
Midstream	5.3%
Metals & Mining	5.1%

Composition including fixed income credit quality (a)(i)
BBB	1.5%
BB	47.1%
B	40.4%
CCC	8.5%
CC	0.3%
Not Rated	(2.7)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	1.3%
Other	3.3%

Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	6.7 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2018 through July 31, 2018

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2018 through July 31, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/18	Ending Account Value 7/31/18	Expenses Paid During Period (p) 2/01/18-7/31/18
Actual	0.02%	$1,000.00	$1,000.79	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.4%
Issuer	Shares/Par		Value ($)
Aerospace - 1.7%
Dae Funding LLC, 5%, 8/01/2024 (n)		$5,580,000	$5,482,320
KLX, Inc., 5.875%, 12/01/2022 (n)		4,415,000	4,575,044
TransDigm UK Holding PLC, 6.875%, 5/15/2026 (n)		1,050,000	1,078,875
TransDigm, Inc., 6.5%, 7/15/2024		2,785,000	2,851,144
TransDigm, Inc., 6.375%, 6/15/2026		2,585,000	2,597,925

			$16,585,308
Automotive - 1.3%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$7,164,000	$7,038,630
IHO Verwaltungs GmbH, 4.75% (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		4,765,000	4,481,483
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)		1,350,000	1,196,438

			$12,716,551
Broadcasting - 3.1%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$3,785,000	$4,049,950
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		935,000	998,169
Match Group, Inc., 6.375%, 6/01/2024		4,045,000	4,277,588
Meredith Corp., 6.875%, 2/01/2026 (n)		2,790,000	2,810,925
Netflix, Inc., 5.875%, 2/15/2025		3,450,000	3,536,940
Netflix, Inc., 3.625%, 5/15/2027	EUR	2,165,000	2,488,605
Netflix, Inc., 4.875%, 4/15/2028 (n)		$1,220,000	1,154,425
Netflix, Inc., 5.875%, 11/15/2028 (n)		4,565,000	4,576,413
WMG Acquisition Corp., 5%, 8/01/2023 (n)		1,285,000	1,265,725
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		3,610,000	3,528,775
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		815,000	806,850

			$29,494,365
Building - 3.8%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$4,525,000	$4,649,438
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		3,455,000	3,442,044
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		3,280,000	3,055,484
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		1,090,000	1,128,150
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		445,000	435,673
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		3,355,000	3,187,250
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		4,080,000	4,335,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		2,709,000	2,745,409
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		1,653,000	1,714,988
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		3,510,000	3,475,953

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Standard Industries, Inc., 6%, 10/15/2025 (n)	$3,655,000	$3,700,688
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	4,295,000	4,359,425

		$36,229,502
Business Services - 4.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$4,975,000	$5,074,500
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	800,000	803,200
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	2,780,000	2,814,750
CDK Global, Inc., 4.875%, 6/01/2027	6,180,000	6,048,675
Equinix, Inc., 5.375%, 4/01/2023	2,205,000	2,260,125
Equinix, Inc., 5.75%, 1/01/2025	2,240,000	2,310,000
Equinix, Inc., 5.875%, 1/15/2026	2,470,000	2,553,363
First Data Corp., 5%, 1/15/2024 (n)	7,275,000	7,352,297
MSCI, Inc., 4.75%, 8/01/2026 (n)	3,925,000	3,875,938
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	3,525,000	3,586,688
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)	3,800,000	3,595,750

		$40,275,286
Cable TV - 7.9%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$2,820,000	$2,851,725
Altice Financing S.A., 7.5%, 5/15/2026 (n)	1,735,000	1,689,196
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	3,135,000	3,080,482
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	6,740,000	6,807,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,301,813
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	7,415,000	7,368,656
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	2,720,000	2,696,200
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.5%, 4/01/2028 (n)	2,030,000	2,092,524
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	6,125,000	5,895,313
DISH DBS Corp., 5%, 3/15/2023	1,535,000	1,327,775
DISH DBS Corp., 5.875%, 11/15/2024	1,555,000	1,290,650
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	3,730,000	3,431,600
Lynx II Corp., 6.375%, 4/15/2023 (n)	1,580,000	1,623,450
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	1,745,000	1,718,825
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,090,000	5,261,788
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,600,000	1,588,000
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,000,000	4,562,500
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	4,470,000	4,648,353
Videotron Ltd., 5.375%, 6/15/2024 (n)	930,000	960,225

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Videotron Ltd., 5.125%, 4/15/2027 (n)	$6,180,000	$6,071,850
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	830,000	777,606
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,960,000	3,722,400
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	4,740,000	4,431,900

		$75,200,231
Chemicals - 2.3%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$4,995,000	$4,945,050
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	2,978,000	3,030,115
OCI N.V., 6.625%, 4/15/2023 (n)	4,850,000	4,954,518
PolyOne Corp., 5.25%, 3/15/2023	3,730,000	3,809,263
SPCM S.A., 4.875%, 9/15/2025 (n)	4,970,000	4,758,775

		$21,497,721
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$1,945,000	$2,056,117
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	3,565,000	3,650,693
VeriSign, Inc., 5.25%, 4/01/2025	1,120,000	1,143,800
VeriSign, Inc., 4.75%, 7/15/2027	1,122,000	1,068,705

		$7,919,315
Computer Software - Systems - 1.6%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$1,850,000	$1,918,820
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,565,000	1,548,855
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	4,095,000	4,112,601
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	2,790,000	2,852,775
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	4,710,000	4,736,517

		$15,169,568
Conglomerates - 4.2%
Amsted Industries Co., 5%, 3/15/2022 (n)	$5,940,000	$5,940,000
Apex Tool Group LLC, 9%, 2/15/2023 (n)	2,940,000	2,785,650
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	4,130,000	4,191,950
EnerSys, 5%, 4/30/2023 (n)	7,360,000	7,415,200
Enpro Industries, Inc., 5.875%, 9/15/2022	4,685,000	4,766,988
Entegris, Inc., 4.625%, 2/10/2026 (n)	4,345,000	4,116,888
Gates Global LLC, 6%, 7/15/2022 (n)	1,927,000	1,939,044
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	4,250,000	4,218,125
TriMas Corp., 4.875%, 10/15/2025 (n)	4,750,000	4,548,125

		$39,921,970

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Construction - 1.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$1,723,000	$258,450
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	1,320,000	181,500
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	4,480,000	4,368,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025	1,370,000	1,331,229
Toll Brothers Finance Corp., 4.35%, 2/15/2028	3,995,000	3,580,519

		$9,719,698
Consumer Products - 1.6%
Coty, Inc., 6.5%, 4/15/2026 (n)	$4,775,000	$4,470,594
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)	2,885,000	2,964,338
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	2,840,000	2,836,450
Spectrum Brands, Inc., 6.125%, 12/15/2024	470,000	477,050
Spectrum Brands, Inc., 5.75%, 7/15/2025	4,355,000	4,344,113

		$15,092,545
Consumer Services - 1.6%
Interval Acquisition Corp., 5.625%, 4/15/2023	$2,695,000	$2,701,738
Matthews International Corp., 5.25%, 12/01/2025 (n)	3,335,000	3,193,263
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	2,290,000	2,278,550
Service Corp. International, 4.625%, 12/15/2027	3,060,000	2,907,000
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	4,205,000	4,057,825

		$15,138,376
Containers - 4.2%
ARD Finance SA, 7.125%, 9/15/2023	$1,225,000	$1,237,250
Berry Global Group, Inc., 5.5%, 5/15/2022	4,010,000	4,070,150
Berry Global Group, Inc., 6%, 10/15/2022	3,090,000	3,159,525
Crown American LLC, 4.5%, 1/15/2023	3,422,000	3,388,464
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	1,675,000	1,574,500
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	2,440,000	2,207,444
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	3,455,000	3,359,988
Multi-Color Corp., 6.125%, 12/01/2022 (n)	4,837,000	4,921,648
Reynolds Group, 5.75%, 10/15/2020	1,599,028	1,601,906
Reynolds Group, 5.125%, 7/15/2023 (n)	2,515,000	2,500,916
Sealed Air Corp., 4.875%, 12/01/2022 (n)	3,635,000	3,666,806
Sealed Air Corp., 5.125%, 12/01/2024 (n)	985,000	992,388
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,184,385
Silgan Holdings, Inc., 4.75%, 3/15/2025	3,260,000	3,113,300
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	2,980,000	3,039,600

		$40,018,270

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.8%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$7,385,000	$7,098,831

Electronics - 1.1%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$3,580,000	$3,647,125
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,535,000	2,630,063
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,840,000	3,840,000

		$10,117,188
Energy - Independent - 6.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$5,185,000	$5,392,400
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	4,575,000	4,414,875
Diamondback Energy, Inc., 5.375%, 5/31/2025	5,965,000	5,965,000
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	1,825,000	1,820,438
Gulfport Energy Corp., 6%, 10/15/2024	3,870,000	3,734,550
Gulfport Energy Corp., 6.375%, 5/15/2025	1,845,000	1,789,650
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	3,675,000	3,555,563
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	2,735,000	2,751,273
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,000,000	987,500
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	5,750,000	5,706,875
PDC Energy, Inc., 6.125%, 9/15/2024	5,755,000	5,776,581
QEP Resources, Inc., 5.25%, 5/01/2023	5,690,000	5,604,650
QEP Resources, Inc., 5.625%, 3/01/2026	2,240,000	2,156,000
Sanchez Energy Corp., 6.125%, 1/15/2023	2,765,000	1,897,481
SM Energy Co., 6.75%, 9/15/2026	5,560,000	5,657,300

		$57,210,136
Entertainment - 1.9%
Cedar Fair LP, 5.375%, 6/01/2024	$1,410,000	$1,420,575
Cinemark USA, Inc., 5.125%, 12/15/2022	2,420,000	2,432,100
Cinemark USA, Inc., 4.875%, 6/01/2023	3,250,000	3,202,225
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	2,995,000	2,987,513
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	7,730,000	7,546,413

		$17,588,826
Financial Institutions - 1.3%
Navient Corp., 7.25%, 1/25/2022	$2,485,000	$2,590,613
Navient Corp., 7.25%, 9/25/2023	3,415,000	3,577,213
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	6,135,000	6,058,313

		$12,226,139

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 3.5%
Aramark Services, Inc., 4.75%, 6/01/2026	$3,645,000	$3,544,763
Aramark Services, Inc., 5%, 2/01/2028 (n)	2,885,000	2,783,160
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	4,820,000	4,639,250
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,445,000	1,365,525
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	4,315,000	4,137,006
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	2,795,000	2,735,606
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,667,456
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	4,615,000	4,303,488
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	2,960,000	3,098,765
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	4,675,000	4,651,625

		$32,926,644
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (a)(d)(n)	$2,069,000	$31,035

Gaming & Lodging - 3.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$3,295,000	$3,352,663
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,755,000	1,812,038
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	3,910,000	3,981,915
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	680,000	690,948
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	3,770,000	3,770,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,670,000	4,553,250
MGM Resorts International, 6.625%, 12/15/2021	1,770,000	1,886,236
MGM Resorts International, 6%, 3/15/2023	1,860,000	1,927,425
MGM Resorts International, 5.75%, 6/15/2025	2,610,000	2,632,028
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	4,215,000	4,246,613
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,030,000	2,024,925
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	3,860,000	3,855,175

		$34,733,216
Industrial - 0.9%
Cleaver-Brooks, Inc., 7.875%, 3/01/2023 (n)	$3,335,000	$3,447,556
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	5,175,000	5,019,750

		$8,467,306
Insurance - 0.3%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$2,935,000	$2,832,275

Insurance - Health - 0.9%
Centene Corp., 6.125%, 2/15/2024	$2,910,000	$3,062,775
Centene Corp., 5.375%, 6/01/2026 (n)	4,995,000	5,113,631

		$8,176,406

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 0.7%
Hub International Ltd., 7%, 5/01/2026 (n)	$3,235,000	$3,247,131
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	3,220,000	3,349,122

		$6,596,253
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$3,795,000	$3,904,296

Major Banks - 0.9%
Bank of America Corp., 5.875%,to 3/15/2028, FLR to 12/31/2059	$3,715,000	$3,677,850
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/31/2049	4,690,000	4,789,400

		$8,467,250
Medical & Health Technology & Services - 5.6%
Avantor, Inc., 9%, 10/01/2025 (z)	$2,470,000	$2,507,050
DaVita, Inc., 5.125%, 7/15/2024	1,675,000	1,629,984
DaVita, Inc., 5%, 5/01/2025	3,245,000	3,058,413
HCA, Inc., 7.5%, 2/15/2022	3,750,000	4,120,313
HCA, Inc., 5%, 3/15/2024	3,315,000	3,364,725
HCA, Inc., 5.375%, 2/01/2025	4,685,000	4,743,563
HCA, Inc., 5.875%, 2/15/2026	2,930,000	3,028,888
HealthSouth Corp., 5.125%, 3/15/2023	3,785,000	3,775,538
HealthSouth Corp., 5.75%, 11/01/2024	1,260,000	1,278,232
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,075,000	2,948,156
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	4,000,000	3,986,800
Polaris, 8.5% (8.5% cash or 9.25% PIK) 12/01/2022 (n)(p)	3,555,000	3,674,981
Quorum Health Corp., 11.625%, 4/15/2023	1,350,000	1,316,250
Tenet Healthcare Corp., 8.125%, 4/01/2022	2,865,000	3,051,225
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,315,000	3,365,388
Universal Health Services, Inc., 7.625%, 8/15/2020	4,155,000	4,160,859
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	3,185,000	3,097,413

		$53,107,778
Medical Equipment - 0.7%
Teleflex, Inc., 5.25%, 6/15/2024	$3,270,000	$3,368,100
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,649,125
Teleflex, Inc., 4.625%, 11/15/2027	2,115,000	2,014,538

		$7,031,763
Metals & Mining - 5.0%
Baffinland Iron Corp., 8.75%, 7/15/2026 (n)	$3,150,000	$3,150,000
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	2,450,000	2,474,500
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,690,000	1,696,338
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	7,357,000	7,871,990
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	1,900,000	1,828,750

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	$2,560,000	$2,348,800
Kaiser Aluminum Corp., 5.875%, 5/15/2024	5,095,000	5,209,638
Kinross Gold Corp., 5.95%, 3/15/2024	682,000	705,529
Kinross Gold Corp., 4.5%, 7/15/2027	465,000	430,125
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	1,845,000	1,934,944
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	4,835,000	4,822,913
Novelis Corp., 5.875%, 9/30/2026 (n)	5,825,000	5,584,719
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	3,630,000	3,466,650
Steel Dynamics, Inc., 5.25%, 4/15/2023	450,000	454,500
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,845,000	2,905,456
TMS International Corp., 7.25%, 8/15/2025 (n)	2,930,000	2,977,613

		$47,862,465
Midstream - 5.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$2,460,000	$2,491,488
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	2,530,000	2,548,975
Cheniere Corpus Christi Holding, LLC, 5.875%, 3/31/2025	3,020,000	3,178,550
DCP Midstream LP, 4.95%, 4/01/2022	1,572,000	1,591,650
DCP Midstream LP, 5.6%, 4/01/2044	1,945,000	1,857,475
DCP Midstream LP, 3.875%, 3/15/2023	3,245,000	3,155,763
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	2,445,000	2,496,956
Energy Transfer Equity LP, 5.875%, 1/15/2024	4,605,000	4,789,200
Energy Transfer Equity LP, 5.5%, 6/01/2027	2,260,000	2,316,500
EnLink Midstream Partners LP, 4.4%, 4/01/2024	2,945,000	2,827,343
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)	9,080,000	9,102,700
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,185,000	3,208,888
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,020,000	2,009,900
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	8,330,000	8,246,617

		$49,822,005
Network & Telecom - 0.8%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$2,595,000	$2,685,825
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	4,670,000	4,623,300

		$7,309,125
Oil Services - 2.1%
Apergy Corp., 6.375%, 5/01/2026 (n)	$3,935,000	$4,008,781
Bristow Group, Inc., 6.25%, 10/15/2022	3,809,000	2,932,930

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oil Services - continued
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	$1,725,000	$1,796,156
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	4,470,000	3,576,000
Ensco PLC, 7.75%, 2/01/2026	3,620,000	3,493,300
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	4,610,000	4,460,175

		$20,267,342
Oils - 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$5,030,000	$4,960,838

Pharmaceuticals - 1.0%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$2,385,000	$2,170,350
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	1,375,000	1,184,219
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	3,555,000	3,368,363
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	3,240,000	3,037,500

		$9,760,432
Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$440,000	$444,400
Teck Resources Ltd., 6.25%, 7/15/2041	3,345,000	3,487,163

		$3,931,563
Printing & Publishing - 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,024,000	$1,967,075

Real Estate - Healthcare - 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$3,910,000	$3,861,125
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	5,265,000	5,093,888

		$8,955,013
Real Estate - Other - 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$5,600,000	$5,621,000
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	2,230,000	2,213,275

		$7,834,275
Restaurants - 1.0%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$2,845,000	$2,837,888
IRB Holding Corp., 6.75%, 2/15/2026 (n)	2,855,000	2,712,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	4,355,000	4,277,437

		$9,827,575

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.8%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$2,945,000	$2,989,175
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	720,000	700,200
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	4,195,000	4,053,419

		$7,742,794
Specialty Chemicals - 1.0%
A Schulman, Inc., 6.875%, 6/01/2023	$3,695,000	$3,865,894
Univar USA, Inc., 6.75%, 7/15/2023 (n)	5,620,000	5,788,600

		$9,654,494
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$3,625,000	$3,470,938

Telecommunications - Wireless - 4.4%
Altice France S.A., 8.125%, 2/01/2027 (n)	$2,505,000	$2,558,482
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	1,675,000	1,666,625
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	3,435,000	3,185,963
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	4,873,000	4,202,963
SBA Communications Corp., 4%, 10/01/2022	4,725,000	4,572,950
SBA Communications Corp., 4.875%, 9/01/2024	1,995,000	1,930,163
Sprint Corp., 7.875%, 9/15/2023	3,020,000	3,223,850
Sprint Corp., 7.125%, 6/15/2024	6,205,000	6,371,759
Sprint Nextel Corp., 6%, 11/15/2022	4,810,000	4,862,621
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,765,000	1,840,013
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,795,000	2,807,298
T-Mobile USA, Inc., 6.5%, 1/15/2026	2,020,000	2,118,475
T-Mobile USA, Inc., 5.375%, 4/15/2027	2,115,000	2,085,919

		$41,427,081
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,881,000
Level 3 Financing, Inc., 5.375%, 5/01/2025	3,935,000	3,836,625

		$5,717,625
Transportation - Services - 0.6%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,475,000	$1,955,250
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,110,000	1,065,600
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,770,950

		$5,791,800
Utilities - Electric Power - 2.7%
Calpine Corp., 5.5%, 2/01/2024	$2,545,000	$2,354,125
Calpine Corp., 5.25%, 6/01/2026 (n)	2,400,000	2,268,000

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Covanta Holding Corp., 6.375%, 10/01/2022	$2,035,000	$2,080,788
Covanta Holding Corp., 5.875%, 3/01/2024	2,680,000	2,680,000
Covanta Holding Corp., 5.875%, 7/01/2025	2,735,000	2,673,463
Drax Finco PLC, 6.625%, 11/01/2025 (n)	3,520,000	3,528,800
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	4,765,000	4,598,225
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	4,945,000	4,982,088

		$25,165,489
Total Bonds (Identified Cost, $930,658,774)		$916,961,977

Floating Rate Loans (g)(r) - 0.5%
Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 4.32%, 4/30/2021	$1,054,556	$1,049,283

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 4.35%, 6/23/2022	$1,167,221	$1,167,585

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 4.82%, 6/24/2021	$2,284,639	$2,295,587
Total Floating Rate Loans (Identified Cost, $4,506,039)		$4,512,455

Common Stocks - 0.3%
Oil Services - 0.3%
LTRI Holdings LP (a)(u) (Identified Cost, $1,188,000)	3,300	$2,935,086

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.98% (v) (Identified Cost, $12,124,740)	12,125,952	$12,124,740

Other Assets, Less Liabilities - 1.5%		14,441,404
Net Assets - 100.0%		$950,975,662

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $12,124,740 and $924,409,518, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $534,676,096, representing 56.2% of net assets.

15

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)

Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Avantor, Inc., 9%, 10/01/2025	7/09/18-7/10/18	$2,515,336	$2,507,050
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	2,611,974	EUR	2,222,730	Goldman Sachs International	10/17/2018	$(2,317)

16

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	248	$29,616,625	September - 2018	$247,105

Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	12	$2,267,323	September - 2018	$(2,600)

At July 31, 2018, the fund had cash collateral of $294,794 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $936,352,813)	$924,409,518
Investments in affiliated issuers, at value (identified cost, $12,124,740)	12,124,740
Cash	18,117
Deposits with brokers for futures contracts	294,794
Receivables for
Investments sold	1,551,716
Fund shares sold	1,225
Interest and dividends	14,583,205
Other assets	1,698
Total assets	$952,985,013
Liabilities
Payables for
Forward foreign currency exchange contracts	$2,317
Daily variation margin on open futures contracts	13,717
Fund shares reacquired	1,922,209
Payable to affiliates
Administrator	96
Shareholder servicing costs	17
Accrued expenses and other liabilities	70,995
Total liabilities	$2,009,351
Net assets	$950,975,662
Net assets consist of
Paid-in capital	$1,023,288,848
Unrealized appreciation (depreciation)	(11,701,623)
Accumulated net realized gain (loss)	(57,386,906)
Accumulated distributions in excess of net investment income	(3,224,657)
Net assets	$950,975,662
Shares of beneficial interest outstanding	105,107,602
Net asset value per share (net assets of $950,975,662 / 105,107,602 shares of beneficial interest outstanding)	$9.05

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$29,264,752
Dividends from affiliated issuers	142,171
Total investment income	$29,406,923
Expenses
Shareholder servicing costs	$22
Administrative services fee	8,679
Custodian fee	43,369
Shareholder communications	3,530
Audit and tax fees	21,179
Legal fees	6,793
Pricing service fees	10,226
Miscellaneous	12,412
Total expenses	$106,210
Fees paid indirectly	(1,959)
Net expenses	$104,251
Net investment income (loss)	$29,302,672
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,391,423)
Affiliated issuers	871
Futures contracts	951,329
Forward foreign currency exchange contracts	193,253
Foreign currency	(2,155)
Net realized gain (loss)	$(6,248,125)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(25,423,061)
Futures contracts	(661,303)
Forward foreign currency exchange contracts	2,293
Translation of assets and liabilities in foreign currencies	(34)
Net unrealized gain (loss)	$(26,082,105)
Net realized and unrealized gain (loss)	$(32,330,230)
Change in net assets from operations	$(3,027,558)

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/18 (unaudited)	Year ended 1/31/18
From operations
Net investment income (loss)	$29,302,672	$72,887,935
Net realized gain (loss)	(6,248,125)	15,418,353
Net unrealized gain (loss)	(26,082,105)	(6,830,932)
Change in net assets from operations	$(3,027,558)	$81,475,356
Distributions declared to shareholders
From net investment income	$(30,030,582)	$(75,880,650)
Change in net assets from fund share transactions	$(213,898,576)	$(229,459,345)
Total change in net assets	$(246,956,716)	$(223,864,639)
Net assets
At beginning of period	1,197,932,378	1,421,797,017
At end of period (including accumulated distributions in excess of net investment income of $3,224,657 and $2,496,747, respectively)	$950,975,662	$1,197,932,378

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/18		Year ended
			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14 (c)
	(unaudited)

Net asset value, beginning of period	$9.31		$9.28	$8.41	$9.47	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.53	$0.56	$0.57	$0.61	$0.55
Net realized and unrealized gain (loss)	(0.26)		0.05	0.90	(1.03)	(0.29)	(0.04)
Total from investment operations	$(0.00	)(w)	$0.58	$1.46	$(0.46)	$0.32	$0.51
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.55)	$(0.59)	$(0.59)	$(0.63)	$(0.59)
From net realized gain	—		—	—	(0.01)	(0.07)	(0.07)
Total distributions declared to shareholders	$(0.26)		$(0.55)	$(0.59)	$(0.60)	$(0.70)	$(0.66)
Net asset value, end of period (x)	$9.05		$9.31	$9.28	$8.41	$9.47	$9.85
Total return (%) (r)(s)(x)	0.08	(n)	6.33	17.77	(5.23)	3.28	5.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.02	0.02	0.02	0.03	0.02	(a)
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	0.03	0.02	(a)
Net investment income (loss)	5.73	(a)	5.63	6.28	6.19	6.18	6.54	(a)
Portfolio turnover	22	(n)	46	44	33	43	42	(n)
Net assets at end of period (000 omitted)	$950,976		$1,197,932	$1,421,797	$1,350,666	$1,337,532	$1,113,709

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

23

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

24

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,935,086	$2,935,086
U.S. Corporate Bonds	—	769,010,771	—	769,010,771
Foreign Bonds	—	147,951,206	—	147,951,206
Floating Rate Loans	—	4,512,455	—	4,512,455
Mutual Funds	12,124,740	—	—	12,124,740
Total	$12,124,740	$921,474,432	$2,935,086	$936,534,258

Other Financial Instruments
Futures Contracts – Assets	$247,105	$—	$—	$247,105
Futures Contracts – Liabilities	(2,600)	—	—	(2,600)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,317)	—	(2,317)

For further information regarding security characteristics, see the Portfolio of Investments.

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Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/18	$2,935,086
Change in unrealized appreciation or depreciation	0
Balance as of 7/31/18	$2,935,086

The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2018 is $0. At July 31, 2018, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

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Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$247,105	$(2,600)
Foreign Exchange	Forward Foreign Currency Exchange	—	(2,317)
Total		$247,105	$(4,917)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$951,329	$—
Foreign Exchange	—	193,253
Total	$951,329	$193,253

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(661,303)	$—
Foreign Exchange	—	2,293
Total	$(661,303)	$2,293

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

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Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may

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Notes to Financial Statements (unaudited) – continued

enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

29

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and derivative transactions.

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Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/18
Ordinary income (including any short-term capital gains)	$75,880,650

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/18
Cost of investments	$955,042,270
Gross appreciation	5,932,914
Gross depreciation	(24,440,926)
Net unrealized appreciation (depreciation)	$(18,508,012)

As of 1/31/18
Undistributed ordinary income	3,966,636
Capital loss carryforwards	(47,343,719)
Other temporary differences	(5,674,719)
Net unrealized appreciation (depreciation)	9,796,756

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,966,793)
Long-Term	(43,376,926)
Total	$(47,343,719)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2018, these costs amounted to $22. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

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Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2018 was equivalent to an annual effective rate of 0.0017% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2018, the fee paid by the fund under this agreement was $910 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $228,068,095 and $426,720,624, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/18		Year ended 1/31/18
	Shares	Amount	Shares	Amount
Shares sold	757,078	$6,860,869	10,158,880	$94,970,838
Shares issued to shareholders in reinvestment of distributions	3,312,286	30,030,582	8,095,660	75,880,650
Shares reacquired	(27,601,603)	(250,790,027)	(42,753,651)	(400,310,833)
Net change	(23,532,239)	$(213,898,576)	(24,499,111)	$(229,459,345)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments

32

Notes to Financial Statements (unaudited) – continued

directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, the MFS Strategic Income Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 68%, 25%, 6%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended July 31, 2018, the fund’s commitment fee and interest expense were $3,329 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		17,092,907	138,445,508	(143,412,463)	12,125,952

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$871	$—	$—	$142,171	$12,124,740

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the

34

Board Review of Investment Advisory Agreement – continued

Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for the one-year period ended December 31, 2017 relative to the Broadridge performance universe. The Fund commenced operations on March 25, 2013 and has a limited operating history and performance record; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage

35

Board Review of Investment Advisory Agreement – continued

of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge, noting that the Fund’s total expense ratio was expected to be relatively low because, as noted, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

37

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

38

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

July 31, 2018

MFS® High Income Fund

MFH-SEM

MFS® High Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes, and we built our active investment platform to try to do so. Our long-term perspective influences nearly every aspect of our business, but most importantly, it aligns our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 17, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	7.9%
Energy – Independent	6.0%
Medical & Health Technology & Services	5.9%
Midstream	5.3%
Metals & Mining	5.1%

Composition including fixed income credit quality (a)(i)
BBB	1.5%
BB	46.6%
B	40.0%
CCC	8.3%
CC	0.2%
C (o)	0.0%
Not Rated	(2.5)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	2.5%
Other	3.2%

Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	6.7 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2018 through July 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2018 through July 31, 2018.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/18	Ending Account Value 7/31/18	Expenses Paid During Period (p) 2/01/18-7/31/18
A	Actual	0.94%	$1,000.00	$994.24	$4.65
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
B	Actual	1.69%	$1,000.00	$990.50	$8.34
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
C	Actual	1.70%	$1,000.00	$993.44	$8.40
	Hypothetical (h)	1.70%	$1,000.00	$1,016.36	$8.50
I	Actual	0.69%	$1,000.00	$995.39	$3.41
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
R1	Actual	1.70%	$1,000.00	$990.48	$8.39
	Hypothetical (h)	1.70%	$1,000.00	$1,016.36	$8.50
R2	Actual	1.20%	$1,000.00	$995.85	$5.94
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R3	Actual	0.95%	$1,000.00	$994.16	$4.70
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R4	Actual	0.69%	$1,000.00	$998.37	$3.42
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
R6	Actual	0.58%	$1,000.00	$998.93	$2.87
	Hypothetical (h)	0.58%	$1,000.00	$1,021.92	$2.91
529A	Actual	0.98%	$1,000.00	$996.92	$4.85
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
529B	Actual	1.75%	$1,000.00	$993.11	$8.65
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
529C	Actual	1.74%	$1,000.00	$990.25	$8.59
	Hypothetical (h)	1.74%	$1,000.00	$1,016.17	$8.70

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

7/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.4%
Issuer	Shares/Par		Value ($)
Aerospace - 1.7%
Dae Funding LLC, 5%, 8/01/2024 (n)		$8,770,000	$8,616,525
KLX, Inc., 5.875%, 12/01/2022 (n)		7,365,000	7,631,981
TransDigm UK Holding PLC, 6.875%, 5/15/2026 (n)		1,610,000	1,654,275
TransDigm, Inc., 6.5%, 7/15/2024		4,015,000	4,110,356
TransDigm, Inc., 6.375%, 6/15/2026		4,610,000	4,633,020

			$26,646,157
Asset-Backed & Securitized - 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.63%, (0% cash or 3.05% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(p)(z)		$719,321	$72
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 3.83%, (0% cash or 3.25% PIK), (LIBOR-3mo. + 1.5%), 4/26/2050 (a)(p)(z)		2,268,430	227
Lehman Brothers Commercial Conduit Mortgage Trust, 0.956%, 2/18/2030 (i)		195,269	2
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)		1,283,922	899

			$1,200
Automotive - 1.3%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$11,478,000	$11,277,135
IHO Verwaltungs GmbH, 4.75% (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		7,240,000	6,809,220
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)		2,105,000	1,865,556

			$19,951,911
Broadcasting - 3.1%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$5,450,000	$5,831,500
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		2,280,000	2,434,037
Match Group, Inc., 6.375%, 6/01/2024		6,560,000	6,937,200
Meredith Corp., 6.875%, 2/01/2026 (n)		4,460,000	4,493,450
Netflix, Inc., 5.875%, 2/15/2025		5,390,000	5,525,828
Netflix, Inc., 3.625%, 5/15/2027	EUR	3,435,000	3,948,433
Netflix, Inc., 4.875%, 4/15/2028 (n)		$1,900,000	1,797,875
Netflix, Inc., 5.875%, 11/15/2028 (n)		7,590,000	7,608,975
WMG Acquisition Corp., 5%, 8/01/2023 (n)		1,780,000	1,753,300
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		6,050,000	5,913,875
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		1,490,000	1,475,100

			$47,719,573

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 3.8%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$7,605,000	$7,814,138
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	5,475,000	5,454,469
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	5,215,000	4,858,033
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	1,705,000	1,764,675
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	1,115,000	1,091,630
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	5,035,000	4,783,250
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	6,150,000	6,534,375
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	4,388,000	4,446,975
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	2,646,000	2,745,225
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	5,370,000	5,317,911
Standard Industries, Inc., 6%, 10/15/2025 (n)	6,245,000	6,323,063
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	6,865,000	6,967,975

		$58,101,719
Business Services - 4.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$6,170,000	$6,293,400
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	3,145,000	3,157,580
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	4,465,000	4,520,813
CDK Global, Inc., 4.875%, 6/01/2027	9,680,000	9,474,300
Equinix, Inc., 5.375%, 4/01/2023	3,135,000	3,213,375
Equinix, Inc., 5.75%, 1/01/2025	4,260,000	4,393,125
Equinix, Inc., 5.875%, 1/15/2026	3,720,000	3,845,550
First Data Corp., 5%, 1/15/2024 (n)	11,495,000	11,617,134
MSCI, Inc., 4.75%, 8/01/2026 (n)	6,075,000	5,999,063
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	5,830,000	5,932,025
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)	6,045,000	5,720,081

		$64,166,446
Cable TV - 7.8%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$4,740,000	$4,793,325
Altice Financing S.A., 7.5%, 5/15/2026 (n)	2,760,000	2,687,136
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	4,745,000	4,662,484
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	10,830,000	10,938,300
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	2,185,000	2,146,763
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	12,030,000	11,954,813
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	4,250,000	4,212,813
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.5%, 4/01/2028 (n)	3,205,000	3,303,714
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,715,000	9,350,688

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
DISH DBS Corp., 5%, 3/15/2023	$1,995,000	$1,725,675
DISH DBS Corp., 5.875%, 11/15/2024	2,670,000	2,216,100
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	5,905,000	5,432,600
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,635,000	2,707,463
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,750,000	2,708,750
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	8,125,000	8,399,219
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,785,000	2,764,113
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	7,800,000	7,117,500
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	7,195,000	7,482,081
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,535,000	1,584,888
Videotron Ltd., 5.125%, 4/15/2027 (n)	9,755,000	9,584,288
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,125,000	1,053,984
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	6,210,000	5,837,400
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	7,610,000	7,115,350

		$119,779,447
Chemicals - 2.2%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$8,090,000	$8,009,100
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	4,769,000	4,852,458
OCI N.V., 6.625%, 4/15/2023 (n)	7,505,000	7,666,733
PolyOne Corp., 5.25%, 3/15/2023	6,075,000	6,204,094
SPCM S.A., 4.875%, 9/15/2025 (n)	7,915,000	7,578,613

		$34,310,998
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$3,320,000	$3,509,670
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	5,440,000	5,570,763
VeriSign, Inc., 5.25%, 4/01/2025	1,950,000	1,991,438
VeriSign, Inc., 4.75%, 7/15/2027	1,735,000	1,652,588

		$12,724,459
Computer Software - Systems - 1.6%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$2,940,000	$3,049,368
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	2,190,000	2,167,408
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	6,320,000	6,347,164
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	4,465,000	4,565,463
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	7,685,000	7,728,267

		$23,857,670
Conglomerates - 4.2%
Amsted Industries Co., 5%, 3/15/2022 (n)	$9,520,000	$9,520,000
Apex Tool Group LLC, 9%, 2/15/2023 (n)	4,980,000	4,718,550

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	$6,440,000	$6,536,600
EnerSys, 5%, 4/30/2023 (n)	11,775,000	11,863,313
Enpro Industries, Inc., 5.875%, 9/15/2022	7,410,000	7,539,675
Entegris, Inc., 4.625%, 2/10/2026 (n)	7,150,000	6,774,625
Gates Global LLC, 6%, 7/15/2022 (n)	3,312,000	3,332,700
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	6,785,000	6,734,113
TriMas Corp., 4.875%, 10/15/2025 (n)	7,470,000	7,152,525

		$64,172,101
Construction - 1.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (d)(n)	$1,546,000	$231,900
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (d)	2,555,000	351,313
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	7,180,000	7,000,500
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,165,000	2,103,731
Toll Brothers Finance Corp., 4.35%, 2/15/2028	6,505,000	5,830,106

		$15,517,550
Consumer Products - 1.6%
Coty, Inc., 6.5%, 4/15/2026 (n)	$7,750,000	$7,255,938
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)	4,585,000	4,711,088
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	4,480,000	4,474,400
Spectrum Brands, Inc., 6.125%, 12/15/2024	710,000	720,650
Spectrum Brands, Inc., 5.75%, 7/15/2025	6,980,000	6,962,550

		$24,124,626
Consumer Services - 1.6%
Interval Acquisition Corp., 5.625%, 4/15/2023	$4,425,000	$4,436,063
Matthews International Corp., 5.25%, 12/01/2025 (n)	5,390,000	5,160,925
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	3,545,000	3,527,275
Service Corp. International, 4.625%, 12/15/2027	4,685,000	4,450,750
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	6,705,000	6,470,325

		$24,045,338
Containers - 4.2%
ARD Finance SA, 7.125%, 9/15/2023	$1,950,000	$1,969,500
Berry Global Group, Inc., 5.5%, 5/15/2022	5,470,000	5,552,050
Berry Global Group, Inc., 6%, 10/15/2022	4,140,000	4,233,150
Berry Global Group, Inc., 5.125%, 7/15/2023	1,710,000	1,697,175
Crown American LLC, 4.5%, 1/15/2023	5,430,000	5,376,786
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	2,790,000	2,622,600
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	3,805,000	3,442,345

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	$5,360,000	$5,212,600
Multi-Color Corp., 6.125%, 12/01/2022 (n)	7,761,000	7,896,818
Reynolds Group, 5.75%, 10/15/2020	2,674,737	2,679,552
Reynolds Group, 5.125%, 7/15/2023 (n)	4,330,000	4,305,752
Sealed Air Corp., 4.875%, 12/01/2022 (n)	6,300,000	6,355,125
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,355,000	1,365,163
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,445,000	1,488,206
Silgan Holdings, Inc., 4.75%, 3/15/2025	5,270,000	5,032,850
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	4,880,000	4,977,600

		$64,207,272
Electrical Equipment - 0.7%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$11,760,000	$11,304,300

Electronics - 1.1%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$5,655,000	$5,761,031
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,215,000	4,373,063
Sensata Technologies B.V., 5%, 10/01/2025 (n)	6,065,000	6,065,000

		$16,199,094
Energy - Independent - 5.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$8,630,000	$8,975,200
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	7,210,000	6,957,650
Diamondback Energy, Inc., 5.375%, 5/31/2025	9,735,000	9,735,000
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	2,760,000	2,753,100
Gulfport Energy Corp., 6%, 10/15/2024	5,465,000	5,273,725
Gulfport Energy Corp., 6.375%, 5/15/2025	3,355,000	3,254,350
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	5,810,000	5,621,175
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	4,335,000	4,360,793
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,585,000	1,565,188
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	9,225,000	9,155,813
PDC Energy, Inc., 6.125%, 9/15/2024	9,205,000	9,239,519
QEP Resources, Inc., 5.25%, 5/01/2023	8,910,000	8,776,350
QEP Resources, Inc., 5.625%, 3/01/2026	3,535,000	3,402,438
Sanchez Energy Corp., 6.125%, 1/15/2023	4,285,000	2,940,581
SM Energy Co., 6.75%, 9/15/2026	8,795,000	8,948,913

		$90,959,795

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - 1.8%
Cedar Fair LP, 5.375%, 6/01/2024	$2,455,000	$2,473,413
Cinemark USA, Inc., 5.125%, 12/15/2022	3,830,000	3,849,150
Cinemark USA, Inc., 4.875%, 6/01/2023	5,350,000	5,271,355
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	4,540,000	4,528,650
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	12,415,000	12,120,144

		$28,242,712
Financial Institutions - 1.3%
Navient Corp., 7.25%, 1/25/2022	$4,105,000	$4,279,463
Navient Corp., 7.25%, 9/25/2023	5,250,000	5,499,375
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	9,875,000	9,751,563

		$19,530,401
Food & Beverages - 3.4%
Aramark Services, Inc., 4.75%, 6/01/2026	$6,440,000	$6,262,900
Aramark Services, Inc., 5%, 2/01/2028 (n)	4,040,000	3,897,388
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	7,775,000	7,483,438
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	2,400,000	2,268,000
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	6,875,000	6,591,406
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	4,555,000	4,458,206
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	2,420,000	2,380,675
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	7,360,000	6,863,200
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	4,760,000	4,983,149
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	7,555,000	7,517,225

		$52,705,587
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (a)(d)(n)	$2,155,000	$32,325

Gaming & Lodging - 3.6%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$5,265,000	$5,357,138
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	3,185,000	3,288,513
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	6,090,000	6,202,010
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	730,000	741,753
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	5,795,000	5,795,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,420,000	7,234,500
MGM Resorts International, 6.625%, 12/15/2021	2,815,000	2,999,861
MGM Resorts International, 6%, 3/15/2023	2,980,000	3,088,025
MGM Resorts International, 5.75%, 6/15/2025	4,645,000	4,684,204
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,261,613
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	3,640,000	3,630,900
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	6,165,000	6,157,294

		$55,440,811

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Industrial - 0.9%
Cleaver-Brooks, Inc., 7.875%, 3/01/2023 (n)	$5,090,000	$5,261,788
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	8,255,000	8,007,350

		$13,269,138
Insurance - 0.3%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$4,690,000	$4,525,850

Insurance - Health - 0.9%
Centene Corp., 6.125%, 2/15/2024	$4,810,000	$5,062,525
Centene Corp., 5.375%, 6/01/2026 (n)	7,780,000	7,964,775

		$13,027,300
Insurance - Property & Casualty - 0.7%
Hub International Ltd., 7%, 5/01/2026 (n)	$5,055,000	$5,073,956
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	5,110,000	5,314,911

		$10,388,867
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$5,925,000	$6,095,640

Major Banks - 0.8%
Bank of America Corp., 5.875%,to 3/15/2028, FLR to 12/31/2049	$5,645,000	$5,588,550
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/31/2049	7,030,000	7,178,994

		$12,767,544
Medical & Health Technology & Services - 5.5%
Avantor, Inc., 9%, 10/01/2025 (z)	$3,925,000	$3,983,875
DaVita, Inc., 5.125%, 7/15/2024	2,405,000	2,340,366
DaVita, Inc., 5%, 5/01/2025	5,585,000	5,263,863
HCA, Inc., 7.5%, 2/15/2022	6,000,000	6,592,500
HCA, Inc., 5%, 3/15/2024	5,230,000	5,308,450
HCA, Inc., 5.375%, 2/01/2025	8,065,000	8,165,813
HCA, Inc., 5.875%, 2/15/2026	4,300,000	4,445,125
HealthSouth Corp., 5.125%, 3/15/2023	5,855,000	5,840,363
HealthSouth Corp., 5.75%, 11/01/2024	2,105,000	2,135,459
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	4,745,000	4,549,269
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	5,965,000	5,945,316
Polaris, 8.5% (8.5% cash or 9.25% PIK) 12/01/2022 (n)(p)	5,765,000	5,959,569
Quorum Health Corp., 11.625%, 4/15/2023	2,150,000	2,096,250
Tenet Healthcare Corp., 8.125%, 4/01/2022	4,710,000	5,016,150
Tenet Healthcare Corp., 6.75%, 6/15/2023	5,300,000	5,380,560
Universal Health Services, Inc., 7.625%, 8/15/2020	6,665,000	6,674,398
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	5,200,000	5,057,000

		$84,754,326

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$5,595,000	$5,762,850
Teleflex, Inc., 4.875%, 6/01/2026	2,810,000	2,774,875
Teleflex, Inc., 4.625%, 11/15/2027	3,330,000	3,171,825

		$11,709,550
Metals & Mining - 5.0%
Baffinland Iron Corp., 8.75%, 7/15/2026 (n)	$4,990,000	$4,990,000
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	3,565,000	3,600,650
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	2,835,000	2,845,631
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	12,021,000	12,862,470
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	2,725,000	2,622,813
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	4,200,000	3,853,500
Kaiser Aluminum Corp., 5.875%, 5/15/2024	8,155,000	8,338,488
Kinross Gold Corp., 5.95%, 3/15/2024	1,072,000	1,108,984
Kinross Gold Corp., 4.5%, 7/15/2027	695,000	642,875
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,870,000	3,009,913
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	7,770,000	7,750,575
Novelis Corp., 5.875%, 9/30/2026 (n)	9,340,000	8,954,725
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	5,945,000	5,677,475
Steel Dynamics, Inc., 5.25%, 4/15/2023	2,110,000	2,131,100
Steel Dynamics, Inc., 5.5%, 10/01/2024	4,330,000	4,422,013
TMS International Corp., 7.25%, 8/15/2025 (n)	4,545,000	4,618,856

		$77,430,068
Midstream - 5.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$3,860,000	$3,909,408
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	4,020,000	4,050,150
Cheniere Corpus Christi Holding, LLC, 5.875%, 3/31/2025	4,710,000	4,957,275
DCP Midstream LP, 4.95%, 4/01/2022	2,916,000	2,952,450
DCP Midstream LP, 5.6%, 4/01/2044	2,855,000	2,726,525
DCP Midstream LP, 3.875%, 3/15/2023	5,170,000	5,027,825
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	3,840,000	3,921,600
Energy Transfer Equity LP, 5.875%, 1/15/2024	7,340,000	7,633,600
Energy Transfer Equity LP, 5.5%, 6/01/2027	3,690,000	3,782,250
EnLink Midstream Partners LP, 4.4%, 4/01/2024	4,675,000	4,488,226
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)	14,735,000	14,771,838
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	5,640,000	5,682,300
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,645,000	2,631,775

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	$13,405,000	$13,270,816

		$79,806,038
Network & Telecom - 0.8%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$4,190,000	$4,336,650
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	7,545,000	7,469,550

		$11,806,200
Oil Services - 2.1%
Apergy Corp., 6.375%, 5/01/2026 (n)	$6,200,000	$6,316,250
Bristow Group, Inc., 6.25%, 10/15/2022	6,240,000	4,804,800
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	2,915,000	3,035,244
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	6,775,000	5,420,000
Ensco PLC, 7.75%, 2/01/2026	5,785,000	5,582,525
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	7,385,000	7,144,988

		$32,303,807
Oils - 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$8,145,000	$8,033,006

Pharmaceuticals - 1.0%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$3,660,000	$3,330,600
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	1,820,000	1,567,475
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	5,760,000	5,457,600
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	5,090,000	4,771,875

		$15,127,550
Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$825,000	$833,250
Teck Resources Ltd., 6.25%, 7/15/2041	4,985,000	5,196,863

		$6,030,113
Printing & Publishing - 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$3,106,000	$3,018,644

Real Estate - Healthcare - 1.0%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$6,420,000	$6,339,750
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	8,580,000	8,301,150

		$14,640,900

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Other - 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$8,580,000	$8,612,175
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	3,795,000	3,766,538

		$12,378,713
Restaurants - 1.0%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$4,430,000	$4,418,925
IRB Holding Corp., 6.75%, 2/15/2026 (n)	4,630,000	4,398,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	7,080,000	6,953,905

		$15,771,330
Retailers - 0.8%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$4,675,000	$4,745,125
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	1,230,000	1,196,175
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	6,945,000	6,710,606

		$12,651,906
Specialty Chemicals - 1.0%
A Schulman, Inc., 6.875%, 6/01/2023	$5,840,000	$6,110,100
Univar USA, Inc., 6.75%, 7/15/2023 (n)	9,100,000	9,373,000

		$15,483,100
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$5,700,000	$5,457,750

Telecommunications - Wireless - 4.3%
Altice France S.A., 8.125%, 2/01/2027 (n)	$3,970,000	$4,054,760
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	3,050,000	3,034,750
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	5,270,000	4,887,925
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	7,337,000	6,328,163
SBA Communications Corp., 4%, 10/01/2022	7,520,000	7,278,006
SBA Communications Corp., 4.875%, 9/01/2024	3,140,000	3,037,950
Sprint Corp., 7.875%, 9/15/2023	4,755,000	5,075,963
Sprint Corp., 7.125%, 6/15/2024	10,160,000	10,433,050
Sprint Nextel Corp., 6%, 11/15/2022	7,625,000	7,708,418
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,830,000	2,950,275
T-Mobile USA, Inc., 5.125%, 4/15/2025	4,325,000	4,344,030
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,610,000	3,785,988
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,255,000	3,210,244

		$66,129,522

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$3,985,000	$3,945,150
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,385,000	5,250,375

		$9,195,525
Transportation - Services - 0.5%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$3,695,000	$2,919,050
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,580,000	1,516,800
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,600,000	3,132,000

		$7,567,850
Utilities - Electric Power - 2.6%
Calpine Corp., 5.5%, 2/01/2024	$4,015,000	$3,713,875
Calpine Corp., 5.25%, 6/01/2026 (n)	4,040,000	3,817,800
Covanta Holding Corp., 6.375%, 10/01/2022	2,985,000	3,052,163
Covanta Holding Corp., 5.875%, 3/01/2024	4,795,000	4,795,000
Covanta Holding Corp., 5.875%, 7/01/2025	4,125,000	4,032,188
Drax Finco PLC, 6.625%, 11/01/2025 (n)	5,780,000	5,794,450
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	7,250,000	6,996,250
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	7,755,000	7,813,163

		$40,014,889
Total Bonds (Identified Cost, $1,500,184,617)		$1,463,126,618

Floating Rate Loans (g)(r) - 0.4%
Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 4.32%, 4/30/2021	$1,455,686	$1,448,408

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 4.35%, 6/23/2022	$1,731,519	$1,732,060

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 4.82%, 6/24/2021	$3,594,613	$3,611,838
Total Floating Rate Loans (Identified Cost, $6,785,304)		$6,792,306

Common Stocks - 0.2%
Oil Services - 0.2%
LTRI Holdings LP (Identified Cost, $1,170,000) (a)(u)	3,250	$2,890,615

16

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 2.6%
Issuer	Shares/Par	Value ($)
Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 1.98% (v) (Identified Cost, $39,961,537)	39,965,403	$39,961,407

Other Assets, Less Liabilities - 1.4%		21,822,246
Net Assets - 100.0%		$1,534,593,192

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $39,961,407 and $1,472,809,539, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $849,781,396, representing 55.3% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)

Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

17

Portfolio of Investments (unaudited) – continued

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Avantor, Inc., 9%, 10/01/2025	7/09/18-7/10/18	$3,997,091	$3,983,875
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.63%, (0% cash or 3.05% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050	4/12/06-7/31/18	670,930	72
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 3.83%, (0% cash or 3.25% PIK), (LIBOR-3mo. + 1.5%), 4/26/2050	4/12/06-4/28/17	2,141,473	227
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	4	899
Total Restricted Securities			$3,985,073
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liabilities Derivatives
USD	3,420,304	EUR	2,910,600	Goldman Sachs International	10/17/2018	$(3,034)
USD	703,068	EUR	597,990	State Street Bank Corp.	10/17/2018	$(265)

						$(3,299)

18

Portfolio of Investments (unaudited) – continued

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	382	$45,619,156	September - 2018	$380,622

Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	16	$3,023,097	September - 2018	$(4,176)

At July 31, 2018, the fund had cash collateral of $446,960 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,508,139,921)	$1,472,809,539
Investments in affiliated issuers, at value (identified cost, $39,961,537)	39,961,407
Cash	845,442
Deposits with brokers for
Futures contracts	446,960
Receivables for
Fund shares sold	1,576,109
Interest and dividends	23,202,292
Other assets	2,330
Total assets	$1,538,844,079
Liabilities
Payables for
Distributions	$235,079
Forward foreign currency exchange contracts	3,299
Daily variation margin on open futures contracts	20,708
Investments purchased	818,100
Fund shares reacquired	2,314,307
Payable to affiliates
Investment adviser	38,836
Shareholder servicing fee	662,535
Distribution and service fees	9,787
Program manager fee	15
Payable for independent Trustees’ compensation	24,228
Accrued expenses and other liabilities	123,993
Total liabilities	$4,250,887
Net assets	$1,534,593,192
Net assets consist of
Paid-in capital	$1,635,595,306
Unrealized appreciation (depreciation)	(34,957,340)
Accumulated net realized gain (loss)	(62,166,671)
Accumulated distributions in excess of net investment income	(3,878,103)
Net assets	$1,534,593,192
Shares of beneficial interest outstanding	459,652,113

20

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$478,480,576	143,262,360	$3.34
Class B	15,181,417	4,540,329	3.34
Class C	33,712,978	10,066,034	3.35
Class I	101,342,323	30,418,716	3.33
Class R1	1,075,631	321,908	3.34
Class R2	14,386,066	4,311,253	3.34
Class R3	3,036,377	910,497	3.33
Class R4	449,117	134,441	3.34
Class R6	881,621,096	264,096,333	3.34
Class 529A	3,970,433	1,190,144	3.34
Class 529B	312,521	93,596	3.34
Class 529C	1,024,657	306,502	3.34

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.49 [100 / 95.75 x $3.34] and $3.49 [100 / 95.75 x $3.34], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$41,818,274
Dividends from affiliated issuers	418,695
Total investment income	$42,236,969
Expenses
Management fee	$3,486,679
Distribution and service fees	942,278
Shareholder servicing costs	920,583
Program manager fees	1,345
Administrative services fee	118,819
Independent Trustees’ compensation	20,627
Custodian fee	60,920
Shareholder communications	100,581
Audit and tax fees	40,407
Legal fees	17,251
Miscellaneous	111,043
Total expenses	$5,820,533
Fees paid indirectly	(2,117)
Reduction of expenses by investment adviser and distributor	(89,546)
Net expenses	$5,728,870
Net investment income (loss)	$36,508,099
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,375,351)
Affiliated issuers	(2,725)
Futures contracts	1,242,410
Forward foreign currency exchange contracts	253,059
Foreign currency	(2,667)
Net realized gain (loss)	$(2,885,274)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(38,706,659)
Affiliated issuers	307
Futures contracts	(813,769)
Forward foreign currency exchange contracts	2,738
Translation of assets and liabilities in foreign currencies	(41)
Net unrealized gain (loss)	$(39,517,424)
Net realized and unrealized gain (loss)	$(42,402,698)
Change in net assets from operations	$(5,894,599)

See Notes to Financial Statements

22

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/18 (unaudited)	Year ended 1/31/18
From operations
Net investment income (loss)	$36,508,099	$74,307,069
Net realized gain (loss)	(2,885,274)	10,842,556
Net unrealized gain (loss)	(39,517,424)	(2,056,345)
Change in net assets from operations	$(5,894,599)	$83,093,280
Distributions declared to shareholders
From net investment income	$(37,851,338)	$(78,226,662)
Change in net assets from fund share transactions	$1,325,540	$27,273,760
Total change in net assets	$(42,420,397)	$32,140,378
Net assets
At beginning of period	1,577,013,589	1,544,873,211
At end of period (including accumulated distributions in excess of net investment income of $3,878,103 and $2,534,864, respectively)	$1,534,593,192	$1,577,013,589

See Notes to Financial Statements

23

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/18		Year ended
Class A			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.44		$3.42	$3.11		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.17	(c)	$0.18	$0.19	$0.20
Net realized and unrealized gain (loss)	(0.10)		0.02	0.32		(0.37)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.02)		$0.18	$0.49		$(0.19)	$0.09	$0.20
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.18)		$(0.19)	$(0.20)	$(0.21)
Net asset value, end of period (x)	$3.34		$3.44	$3.42		$3.11	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.58	)(n)	5.47	16.18	(c)	(5.87)	2.45	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.96	0.97	(c)	0.95	0.95	0.93
Expenses after expense reductions (f)	0.94	(a)	0.94	0.96	(c)	0.94	0.93	0.92
Net investment income (loss)	4.61	(a)	4.52	5.16	(c)	5.20	5.25	5.64
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$478,481		$477,817	$514,238		$398,206	$452,587	$457,198

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class B			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.44		$3.43	$3.11		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.15	(c)	$0.15	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.09)		0.02	0.33		(0.37)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.03)		$0.15	$0.48		$(0.22)	$0.06	$0.17
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.16)		$(0.16)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$3.34		$3.44	$3.43		$3.11	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.95	)(n)	4.39	15.65	(c)	(6.57)	1.68	4.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.71	1.72	(c)	1.70	1.70	1.68
Expenses after expense reductions (f)	1.69	(a)	1.70	1.71	(c)	1.69	1.69	1.68
Net investment income (loss)	3.86	(a)	3.77	4.43	(c)	4.44	4.49	4.86
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$15,181		$18,329	$21,515		$20,420	$27,034	$31,175

	Six months ended 7/31/18		Year ended
Class C			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.44		$3.43	$3.12		$3.50	$3.61	$3.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.15	(c)	$0.15	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.08)		0.02	0.32		(0.37)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.02)		$0.15	$0.47		$(0.22)	$0.06	$0.17
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.16)		$(0.16)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$3.35		$3.44	$3.43		$3.12	$3.50	$3.61
Total return (%) (r)(s)(t)(x)	(0.66	)(n)	4.39	15.29	(c)	(6.55)	1.69	4.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70	1.72	(c)	1.70	1.69	1.68
Expenses after expense reductions (f)	1.70	(a)	1.70	1.71	(c)	1.69	1.69	1.68
Net investment income (loss)	3.86	(a)	3.77	4.41	(c)	4.42	4.48	4.86
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$33,713		$57,509	$66,241		$57,442	$69,162	$76,490

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class I			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.43		$3.42	$3.10		$3.48	$3.59	$3.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.18	(c)	$0.19	$0.19	$0.21
Net realized and unrealized gain (loss)	(0.10)		0.02	0.33		(0.38)	(0.09)	(0.00	)(w)
Total from investment operations	$(0.02)		$0.18	$0.51		$(0.19)	$0.10	$0.21
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.19)		$(0.19)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$3.33		$3.43	$3.42		$3.10	$3.48	$3.59
Total return (%) (r)(s)(t)(x)	(0.46	)(n)	5.43	16.83	(c)	(5.66)	2.70	5.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.70	0.73	(c)	0.70	0.69	0.68
Expenses after expense reductions (f)	0.69	(a)	0.69	0.72	(c)	0.69	0.69	0.68
Net investment income (loss)	4.85	(a)	4.77	5.31	(c)	5.43	5.44	5.88
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$101,342		$111,450	$122,732		$49,917	$95,887	$67,027

	Six months ended 7/31/18		Year ended
Class R1			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.44		$3.43	$3.11		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.15	(c)	$0.15	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.09)		0.02	0.33		(0.37)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.03)		$0.15	$0.48		$(0.22)	$0.06	$0.17
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.16)		$(0.16)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$3.34		$3.44	$3.43		$3.11	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.95	)(n)	4.39	15.65	(c)	(6.58)	1.68	4.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.70	1.72	(c)	1.70	1.70	1.68
Expenses after expense reductions (f)	1.70	(a)	1.70	1.71	(c)	1.70	1.69	1.68
Net investment income (loss)	3.86	(a)	3.76	4.43	(c)	4.44	4.47	4.87
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$1,076		$1,029	$1,134		$1,007	$1,317	$1,199

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class R2			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.43		$3.42	$3.11		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	$0.16	(c)	$0.17	$0.18	$0.19
Net realized and unrealized gain (loss)	(0.08)		0.02	0.32		(0.37)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.01)		$0.17	$0.48		$(0.20)	$0.08	$0.19
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.17)		$(0.18)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$3.34		$3.43	$3.42		$3.11	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.42	)(n)	4.91	15.89	(c)	(6.11)	2.19	5.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.21	1.22	(c)	1.20	1.20	1.18
Expenses after expense reductions (f)	1.20	(a)	1.20	1.21	(c)	1.20	1.19	1.18
Net investment income (loss)	4.36	(a)	4.27	4.88	(c)	4.94	5.00	5.38
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$14,386		$15,702	$15,156		$2,618	$3,036	$3,469

	Six months ended 7/31/18		Year ended
Class R3			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.43		$3.42	$3.11		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.17	(c)	$0.18	$0.19	$0.20
Net realized and unrealized gain (loss)	(0.10)		0.01	0.32		(0.37)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.02)		$0.17	$0.49		$(0.19)	$0.09	$0.20
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.18)		$(0.19)	$(0.20)	$(0.21)
Net asset value, end of period (x)	$3.33		$3.43	$3.42		$3.11	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.58	)(n)	5.17	16.17	(c)	(5.87)	2.45	5.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.96	0.97	(c)	0.95	0.95	0.93
Expenses after expense reductions (f)	0.95	(a)	0.95	0.96	(c)	0.95	0.94	0.93
Net investment income (loss)	4.61	(a)	4.54	5.19	(c)	5.20	5.26	5.63
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$3,036		$3,111	$6,369		$6,359	$6,755	$8,046

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class R4			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.43		$3.42	$3.11		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.18	(c)	$0.19	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.09)		0.02	0.32		(0.38)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.01)		$0.18	$0.50		$(0.19)	$0.10	$0.21
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.19)		$(0.19)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$3.34		$3.43	$3.42		$3.11	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.16	)(n)	5.43	16.46	(c)	(5.63)	2.71	5.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.71	0.72	(c)	0.70	0.70	0.68
Expenses after expense reductions (f)	0.69	(a)	0.70	0.72	(c)	0.70	0.69	0.68
Net investment income (loss)	4.84	(a)	4.78	5.40	(c)	5.44	5.47	5.86
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$449		$312	$398		$300	$571	$464

	Six months ended 7/31/18		Year ended
Class R6			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.43		$3.42	$3.11		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.17	$0.18	(c)	$0.19	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.08)		0.02	0.32		(0.37)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.00	)(w)	$0.19	$0.50		$(0.18)	$0.10	$0.21
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.19)		$(0.20)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$3.34		$3.43	$3.42		$3.11	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.11	)(n)	5.54	16.58	(c)	(5.55)	2.79	6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60	0.62	(c)	0.61	0.62	0.61
Expenses after expense reductions (f)	0.58	(a)	0.59	0.61	(c)	0.61	0.61	0.61
Net investment income (loss)	4.97	(a)	4.87	5.55	(c)	5.54	5.57	5.93
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$881,621		$886,418	$791,825		$769,246	$784,830	$699,123

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class 529A			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.43		$3.42	$3.10		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.17	(c)	$0.18	$0.19	$0.20
Net realized and unrealized gain (loss)	(0.09)		0.02	0.33		(0.39)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.01)		$0.17	$0.50		$(0.21)	$0.09	$0.20
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.18)		$(0.18)	$(0.20)	$(0.21)
Net asset value, end of period (x)	$3.34		$3.43	$3.42		$3.10	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.31	)(n)	5.13	16.51	(c)	(6.20)	2.41	5.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.05	1.07	(c)	1.05	1.05	1.03
Expenses after expense reductions (f)	0.98	(a)	0.99	1.00	(c)	0.98	0.98	0.96
Net investment income (loss)	4.57	(a)	4.47	5.13	(c)	5.16	5.21	5.60
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$3,970		$3,816	$3,549		$2,925	$3,270	$3,164

	Six months ended 7/31/18		Year ended
Class 529B			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.43		$3.42	$3.11		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.15	(c)	$0.15	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.08)		0.02	0.32		(0.37)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.02)		$0.15	$0.47		$(0.22)	$0.06	$0.17
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.16)		$(0.16)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$3.34		$3.43	$3.42		$3.11	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.69	)(n)	4.34	15.26	(c)	(6.63)	1.63	4.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.80	1.82	(c)	1.80	1.80	1.78
Expenses after expense reductions (f)	1.75	(a)	1.75	1.76	(c)	1.75	1.74	1.73
Net investment income (loss)	3.81	(a)	3.72	4.38	(c)	4.40	4.45	4.83
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$313		$301	$355		$308	$334	$337
See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/18		Year ended
Class 529C			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$3.44		$3.43	$3.11		$3.49	$3.60	$3.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.15	(c)	$0.15	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.09)		0.02	0.33		(0.37)	(0.10)	(0.00	)(w)
Total from investment operations	$(0.03)		$0.15	$0.48		$(0.22)	$0.06	$0.17
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.16)		$(0.16)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$3.34		$3.44	$3.43		$3.11	$3.49	$3.60
Total return (%) (r)(s)(t)(x)	(0.98	)(n)	4.34	15.60	(c)	(6.62)	1.63	4.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.80	1.82	(c)	1.80	1.79	1.78
Expenses after expense reductions (f)	1.74	(a)	1.74	1.76	(c)	1.75	1.74	1.73
Net investment income (loss)	3.80	(a)	3.72	4.37	(c)	4.38	4.43	4.81
Portfolio turnover	25	(n)	54	43		36	43	46
Net assets at end of period (000 omitted)	$1,025		$1,221	$1,360		$1,257	$1,593	$1,758

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not Annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the

31

Notes to Financial Statements (unaudited) – continued

particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

32

Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,890,615	$2,890,615
U.S. Corporate Bonds	—	1,229,096,864	—	1,229,096,864
Commercial Mortgage-Backed Securities	—	901	—	901
Asset-Backed Securities (including CDOs)	—	299	—	299
Foreign Bonds	—	234,028,554	—	234,028,554
Floating Rate Loans	—	6,792,306	—	6,792,306
Mutual Funds	39,961,407	—	—	39,961,407
Total	$39,961,407	$1,469,918,924	$2,890,615	$1,512,770,946

Other Financial Instruments
Futures Contracts – Assets	$380,622	$—	$—	$380,622
Futures Contracts – Liabilities	(4,176)	—	—	(4,176)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,299)	—	(3,299)

For further information regarding security characteristics, see the Portfolio of Investments.

33

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/18	$2,890,615
Change in unrealized appreciation or depreciation	0
Balance as of 7/31/18	$2,890,615

The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2018 is $0. At July 31, 2018, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

34

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$380,622	$(4,176)
Foreign Exchange	Forward Foreign Currency Exchange	—	(3,299)
Total		$380,622	$(7,475)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$1,242,410	$—
Foreign Exchange	—	253,059
Total	$1,242,410	$253,059

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(813,769)	$—
Foreign Exchange	—	2,738
Total	$(813,769)	$2,738

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

35

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may

36

Notes to Financial Statements (unaudited) – continued

enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

37

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

38

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/18
Ordinary income (including any short-term capital gains)	$78,226,662

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/18
Cost of investments	$1,560,545,092
Gross appreciation	563,332
Gross depreciation	(48,337,478)
Net unrealized appreciation (depreciation)	$(47,774,146)

As of 1/31/18
Undistributed ordinary income	4,743,198
Capital loss carryforwards	(52,860,706)
Other temporary differences	(6,443,493)
Net unrealized appreciation (depreciation)	(2,695,176)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2018 the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(52,860,706)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will

39

Notes to Financial Statements (unaudited) – continued

convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/18	Year ended 1/31/18
Class A	$11,216,414	$24,178,073
Class B	331,380	828,947
Class C	868,535	2,514,237
Class I	2,645,610	6,318,732
Class R1	20,149	45,289
Class R2	332,788	703,832
Class R3	77,097	276,112
Class R4	9,246	18,244
Class R6	22,228,248	43,096,943
Class 529A	93,421	181,356
Class 529B	6,479	13,965
Class 529C	21,971	50,932
Total	$37,851,338	$78,226,662

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion In excess of $3 billion	0.44 0.42	% %

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2018, this management fee reduction amounted to $71,528, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2018 was equivalent to an annual effective rate of 0.45% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,826 and $226 for the six months ended July 31, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

40

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$586,240
Class B	0.75%	0.25%	1.00%	1.00%	82,367
Class C	0.75%	0.25%	1.00%	1.00%	215,756
Class R1	0.75%	0.25%	1.00%	1.00%	5,012
Class R2	0.25%	0.25%	0.50%	0.50%	36,767
Class R3	—	0.25%	0.25%	0.25%	4,031
Class 529A	—	0.25%	0.25%	0.24%	4,931
Class 529B	0.75%	0.25%	1.00%	1.00%	1,635
Class 529C	0.75%	0.25%	1.00%	1.00%	5,539
Total Distribution and Service Fees					$942,278

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2018, this rebate amounted to $17,519, $159, $95, $15, $222, and $8 for Class A, Class B, Class C, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2018, were as follows:

Amount
Class A	$12,928
Class B	23,166
Class C	2,109
Class 529B	162
Class 529C	20

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into

41

Notes to Financial Statements (unaudited) – continued

an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2018, were as follows:

Fee
Class 529A	$986
Class 529B	82
Class 529C	277
Total Program Manager Fees	$1,345

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2018, the fee was $105,597, which equated to 0.0139% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $432,672.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended July 31, 2018, these costs for the fund amounted to $382,314 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2018 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

42

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,371 and the Retirement Deferral plan resulted in a net decrease in expense of $165. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under both plans amounted to $20,687 at July 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2018, the fee paid by the fund under this agreement was $1,217 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $371,058,016 and $367,029,157, respectively.

43

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/18		Year ended 1/31/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,105,373	$50,686,185	31,368,359	$108,287,546
Class B	179,826	604,304	540,930	1,867,578
Class C	468,524	1,579,942	1,750,101	6,061,786
Class I	6,242,340	20,896,938	25,284,757	87,026,052
Class R1	48,215	161,521	44,199	152,282
Class R2	632,582	2,121,353	1,386,764	4,780,839
Class R3	172,990	586,066	223,836	771,920
Class R4	73,008	243,189	27,983	96,206
Class R6	8,921,206	29,885,020	35,633,112	122,971,060
Class 529A	144,755	487,204	251,381	864,814
Class 529B	17,968	60,970	4,714	16,276
Class 529C	16,662	56,030	57,414	198,398
	32,023,449	$107,368,722	96,573,550	$333,094,757

Shares issued to shareholders in reinvestment of distributions
Class A	3,137,927	$10,495,112	6,531,652	$22,595,475
Class B	93,063	311,522	224,131	775,897
Class C	230,992	775,990	656,950	2,277,518
Class I	667,399	2,227,010	1,716,599	5,922,020
Class R1	6,007	20,102	13,065	45,206
Class R2	98,397	329,008	201,267	695,048
Class R3	23,100	77,094	79,888	276,089
Class R4	2,766	9,246	5,277	18,243
Class R6	6,573,938	21,988,888	12,326,645	42,607,490
Class 529A	27,883	93,166	52,351	180,744
Class 529B	1,931	6,458	4,039	13,962
Class 529C	6,496	21,750	14,639	50,673
	10,869,899	$36,355,346	21,826,503	$75,458,365

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/18		Year ended 1/31/18
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,072,210)	$(47,180,459)	(49,024,195)	$(169,091,322)
Class B	(1,062,367)	(3,563,890)	(1,712,735)	(5,923,323)
Class C	(7,330,701)	(24,706,582)	(5,007,694)	(17,343,943)
Class I	(9,014,437)	(30,113,703)	(30,391,996)	(104,717,611)
Class R1	(31,605)	(106,726)	(88,901)	(307,606)
Class R2	(994,467)	(3,332,628)	(1,444,469)	(4,985,615)
Class R3	(192,717)	(645,607)	(1,257,925)	(4,331,475)
Class R4	(32,065)	(106,195)	(58,949)	(202,708)
Class R6	(9,554,732)	(32,039,492)	(21,193,856)	(73,103,231)
Class 529A	(94,605)	(315,899)	(229,515)	(791,430)
Class 529B	(13,891)	(46,475)	(24,929)	(86,114)
Class 529C	(71,880)	(240,872)	(113,721)	(394,984)
	(42,465,677)	$(142,398,528)	(110,548,885)	$(381,279,362)

Net change
Class A	4,171,090	$14,000,838	(11,124,184)	$(38,208,301)
Class B	(789,478)	(2,648,064)	(947,674)	(3,279,848)
Class C	(6,631,185)	(22,350,650)	(2,600,643)	(9,004,639)
Class I	(2,104,698)	(6,989,755)	(3,390,640)	(11,769,539)
Class R1	22,617	74,897	(31,637)	(110,118)
Class R2	(263,488)	(882,267)	143,562	490,272
Class R3	3,373	17,553	(954,201)	(3,283,466)
Class R4	43,709	146,240	(25,689)	(88,259)
Class R6	5,940,412	19,834,416	26,765,901	92,475,319
Class 529A	78,033	264,471	74,217	254,128
Class 529B	6,008	20,953	(16,176)	(55,876)
Class 529C	(48,722)	(163,092)	(41,668)	(145,913)
	427,671	$1,325,540	7,851,168	$27,273,760

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 19%, 16%, 10%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

45

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended July 31, 2018, the fund’s commitment fee and interest expense were $4,759 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		31,457,059	184,732,079	(176,223,735)	39,965,403

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,725)	$307	$—	$418,695	$39,961,407

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, ”AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement

46

Notes to Financial Statements (unaudited) – continued

perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $6,084,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

47

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

48

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

49

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

50

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

51

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

52

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

53

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

July 31, 2018

MFS® High Yield Pooled Portfolio

HYP-SEM

MFS® High Yield Pooled Portfolio

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes, and we built our active investment platform to try to do so. Our long-term perspective influences nearly every aspect of our business, but most importantly, it aligns our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 17, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	8.0%
Energy – Independent	6.1%
Medical & Health Technology & Services	5.9%
Midstream	5.3%
Metals & Mining	5.1%

Composition including fixed income credit quality (a)(i)
BBB	1.5%
BB	47.1%
B	40.4%
CCC	8.5%
CC	0.3%
Not Rated	(2.7)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	1.3%
Other	3.3%

Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	6.7 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2018 through July 31, 2018

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2018 through July 31, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/18	Ending Account Value 7/31/18	Expenses Paid During Period (p) 2/01/18-7/31/18
Actual	0.02%	$1,000.00	$1,000.79	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.4%
Issuer	Shares/Par		Value ($)
Aerospace - 1.7%
Dae Funding LLC, 5%, 8/01/2024 (n)		$5,580,000	$5,482,320
KLX, Inc., 5.875%, 12/01/2022 (n)		4,415,000	4,575,044
TransDigm UK Holding PLC, 6.875%, 5/15/2026 (n)		1,050,000	1,078,875
TransDigm, Inc., 6.5%, 7/15/2024		2,785,000	2,851,144
TransDigm, Inc., 6.375%, 6/15/2026		2,585,000	2,597,925

			$16,585,308
Automotive - 1.3%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$7,164,000	$7,038,630
IHO Verwaltungs GmbH, 4.75% (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		4,765,000	4,481,483
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)		1,350,000	1,196,438

			$12,716,551
Broadcasting - 3.1%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$3,785,000	$4,049,950
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		935,000	998,169
Match Group, Inc., 6.375%, 6/01/2024		4,045,000	4,277,588
Meredith Corp., 6.875%, 2/01/2026 (n)		2,790,000	2,810,925
Netflix, Inc., 5.875%, 2/15/2025		3,450,000	3,536,940
Netflix, Inc., 3.625%, 5/15/2027	EUR	2,165,000	2,488,605
Netflix, Inc., 4.875%, 4/15/2028 (n)		$1,220,000	1,154,425
Netflix, Inc., 5.875%, 11/15/2028 (n)		4,565,000	4,576,413
WMG Acquisition Corp., 5%, 8/01/2023 (n)		1,285,000	1,265,725
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		3,610,000	3,528,775
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		815,000	806,850

			$29,494,365
Building - 3.8%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$4,525,000	$4,649,438
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		3,455,000	3,442,044
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		3,280,000	3,055,484
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		1,090,000	1,128,150
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		445,000	435,673
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		3,355,000	3,187,250
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		4,080,000	4,335,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		2,709,000	2,745,409
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		1,653,000	1,714,988
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		3,510,000	3,475,953

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Standard Industries, Inc., 6%, 10/15/2025 (n)	$3,655,000	$3,700,688
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	4,295,000	4,359,425

		$36,229,502
Business Services - 4.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$4,975,000	$5,074,500
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	800,000	803,200
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	2,780,000	2,814,750
CDK Global, Inc., 4.875%, 6/01/2027	6,180,000	6,048,675
Equinix, Inc., 5.375%, 4/01/2023	2,205,000	2,260,125
Equinix, Inc., 5.75%, 1/01/2025	2,240,000	2,310,000
Equinix, Inc., 5.875%, 1/15/2026	2,470,000	2,553,363
First Data Corp., 5%, 1/15/2024 (n)	7,275,000	7,352,297
MSCI, Inc., 4.75%, 8/01/2026 (n)	3,925,000	3,875,938
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	3,525,000	3,586,688
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)	3,800,000	3,595,750

		$40,275,286
Cable TV - 7.9%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$2,820,000	$2,851,725
Altice Financing S.A., 7.5%, 5/15/2026 (n)	1,735,000	1,689,196
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	3,135,000	3,080,482
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	6,740,000	6,807,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,301,813
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	7,415,000	7,368,656
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	2,720,000	2,696,200
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.5%, 4/01/2028 (n)	2,030,000	2,092,524
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	6,125,000	5,895,313
DISH DBS Corp., 5%, 3/15/2023	1,535,000	1,327,775
DISH DBS Corp., 5.875%, 11/15/2024	1,555,000	1,290,650
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	3,730,000	3,431,600
Lynx II Corp., 6.375%, 4/15/2023 (n)	1,580,000	1,623,450
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	1,745,000	1,718,825
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,090,000	5,261,788
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,600,000	1,588,000
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,000,000	4,562,500
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	4,470,000	4,648,353
Videotron Ltd., 5.375%, 6/15/2024 (n)	930,000	960,225

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Videotron Ltd., 5.125%, 4/15/2027 (n)	$6,180,000	$6,071,850
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	830,000	777,606
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,960,000	3,722,400
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	4,740,000	4,431,900

		$75,200,231
Chemicals - 2.3%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$4,995,000	$4,945,050
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	2,978,000	3,030,115
OCI N.V., 6.625%, 4/15/2023 (n)	4,850,000	4,954,518
PolyOne Corp., 5.25%, 3/15/2023	3,730,000	3,809,263
SPCM S.A., 4.875%, 9/15/2025 (n)	4,970,000	4,758,775

		$21,497,721
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$1,945,000	$2,056,117
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	3,565,000	3,650,693
VeriSign, Inc., 5.25%, 4/01/2025	1,120,000	1,143,800
VeriSign, Inc., 4.75%, 7/15/2027	1,122,000	1,068,705

		$7,919,315
Computer Software - Systems - 1.6%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$1,850,000	$1,918,820
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,565,000	1,548,855
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	4,095,000	4,112,601
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	2,790,000	2,852,775
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	4,710,000	4,736,517

		$15,169,568
Conglomerates - 4.2%
Amsted Industries Co., 5%, 3/15/2022 (n)	$5,940,000	$5,940,000
Apex Tool Group LLC, 9%, 2/15/2023 (n)	2,940,000	2,785,650
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	4,130,000	4,191,950
EnerSys, 5%, 4/30/2023 (n)	7,360,000	7,415,200
Enpro Industries, Inc., 5.875%, 9/15/2022	4,685,000	4,766,988
Entegris, Inc., 4.625%, 2/10/2026 (n)	4,345,000	4,116,888
Gates Global LLC, 6%, 7/15/2022 (n)	1,927,000	1,939,044
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	4,250,000	4,218,125
TriMas Corp., 4.875%, 10/15/2025 (n)	4,750,000	4,548,125

		$39,921,970

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Construction - 1.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$1,723,000	$258,450
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	1,320,000	181,500
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	4,480,000	4,368,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025	1,370,000	1,331,229
Toll Brothers Finance Corp., 4.35%, 2/15/2028	3,995,000	3,580,519

		$9,719,698
Consumer Products - 1.6%
Coty, Inc., 6.5%, 4/15/2026 (n)	$4,775,000	$4,470,594
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)	2,885,000	2,964,338
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	2,840,000	2,836,450
Spectrum Brands, Inc., 6.125%, 12/15/2024	470,000	477,050
Spectrum Brands, Inc., 5.75%, 7/15/2025	4,355,000	4,344,113

		$15,092,545
Consumer Services - 1.6%
Interval Acquisition Corp., 5.625%, 4/15/2023	$2,695,000	$2,701,738
Matthews International Corp., 5.25%, 12/01/2025 (n)	3,335,000	3,193,263
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	2,290,000	2,278,550
Service Corp. International, 4.625%, 12/15/2027	3,060,000	2,907,000
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	4,205,000	4,057,825

		$15,138,376
Containers - 4.2%
ARD Finance SA, 7.125%, 9/15/2023	$1,225,000	$1,237,250
Berry Global Group, Inc., 5.5%, 5/15/2022	4,010,000	4,070,150
Berry Global Group, Inc., 6%, 10/15/2022	3,090,000	3,159,525
Crown American LLC, 4.5%, 1/15/2023	3,422,000	3,388,464
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	1,675,000	1,574,500
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	2,440,000	2,207,444
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	3,455,000	3,359,988
Multi-Color Corp., 6.125%, 12/01/2022 (n)	4,837,000	4,921,648
Reynolds Group, 5.75%, 10/15/2020	1,599,028	1,601,906
Reynolds Group, 5.125%, 7/15/2023 (n)	2,515,000	2,500,916
Sealed Air Corp., 4.875%, 12/01/2022 (n)	3,635,000	3,666,806
Sealed Air Corp., 5.125%, 12/01/2024 (n)	985,000	992,388
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,184,385
Silgan Holdings, Inc., 4.75%, 3/15/2025	3,260,000	3,113,300
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	2,980,000	3,039,600

		$40,018,270

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.8%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$7,385,000	$7,098,831

Electronics - 1.1%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$3,580,000	$3,647,125
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,535,000	2,630,063
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,840,000	3,840,000

		$10,117,188
Energy - Independent - 6.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$5,185,000	$5,392,400
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	4,575,000	4,414,875
Diamondback Energy, Inc., 5.375%, 5/31/2025	5,965,000	5,965,000
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	1,825,000	1,820,438
Gulfport Energy Corp., 6%, 10/15/2024	3,870,000	3,734,550
Gulfport Energy Corp., 6.375%, 5/15/2025	1,845,000	1,789,650
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	3,675,000	3,555,563
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	2,735,000	2,751,273
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,000,000	987,500
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	5,750,000	5,706,875
PDC Energy, Inc., 6.125%, 9/15/2024	5,755,000	5,776,581
QEP Resources, Inc., 5.25%, 5/01/2023	5,690,000	5,604,650
QEP Resources, Inc., 5.625%, 3/01/2026	2,240,000	2,156,000
Sanchez Energy Corp., 6.125%, 1/15/2023	2,765,000	1,897,481
SM Energy Co., 6.75%, 9/15/2026	5,560,000	5,657,300

		$57,210,136
Entertainment - 1.9%
Cedar Fair LP, 5.375%, 6/01/2024	$1,410,000	$1,420,575
Cinemark USA, Inc., 5.125%, 12/15/2022	2,420,000	2,432,100
Cinemark USA, Inc., 4.875%, 6/01/2023	3,250,000	3,202,225
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	2,995,000	2,987,513
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	7,730,000	7,546,413

		$17,588,826
Financial Institutions - 1.3%
Navient Corp., 7.25%, 1/25/2022	$2,485,000	$2,590,613
Navient Corp., 7.25%, 9/25/2023	3,415,000	3,577,213
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	6,135,000	6,058,313

		$12,226,139

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 3.5%
Aramark Services, Inc., 4.75%, 6/01/2026	$3,645,000	$3,544,763
Aramark Services, Inc., 5%, 2/01/2028 (n)	2,885,000	2,783,160
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	4,820,000	4,639,250
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,445,000	1,365,525
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	4,315,000	4,137,006
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	2,795,000	2,735,606
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,667,456
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	4,615,000	4,303,488
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	2,960,000	3,098,765
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	4,675,000	4,651,625

		$32,926,644
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (a)(d)(n)	$2,069,000	$31,035

Gaming & Lodging - 3.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$3,295,000	$3,352,663
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,755,000	1,812,038
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	3,910,000	3,981,915
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	680,000	690,948
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	3,770,000	3,770,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,670,000	4,553,250
MGM Resorts International, 6.625%, 12/15/2021	1,770,000	1,886,236
MGM Resorts International, 6%, 3/15/2023	1,860,000	1,927,425
MGM Resorts International, 5.75%, 6/15/2025	2,610,000	2,632,028
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	4,215,000	4,246,613
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,030,000	2,024,925
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	3,860,000	3,855,175

		$34,733,216
Industrial - 0.9%
Cleaver-Brooks, Inc., 7.875%, 3/01/2023 (n)	$3,335,000	$3,447,556
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	5,175,000	5,019,750

		$8,467,306
Insurance - 0.3%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$2,935,000	$2,832,275

Insurance - Health - 0.9%
Centene Corp., 6.125%, 2/15/2024	$2,910,000	$3,062,775
Centene Corp., 5.375%, 6/01/2026 (n)	4,995,000	5,113,631

		$8,176,406

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 0.7%
Hub International Ltd., 7%, 5/01/2026 (n)	$3,235,000	$3,247,131
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	3,220,000	3,349,122

		$6,596,253
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$3,795,000	$3,904,296

Major Banks - 0.9%
Bank of America Corp., 5.875%,to 3/15/2028, FLR to 12/31/2059	$3,715,000	$3,677,850
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/31/2049	4,690,000	4,789,400

		$8,467,250
Medical & Health Technology & Services - 5.6%
Avantor, Inc., 9%, 10/01/2025 (z)	$2,470,000	$2,507,050
DaVita, Inc., 5.125%, 7/15/2024	1,675,000	1,629,984
DaVita, Inc., 5%, 5/01/2025	3,245,000	3,058,413
HCA, Inc., 7.5%, 2/15/2022	3,750,000	4,120,313
HCA, Inc., 5%, 3/15/2024	3,315,000	3,364,725
HCA, Inc., 5.375%, 2/01/2025	4,685,000	4,743,563
HCA, Inc., 5.875%, 2/15/2026	2,930,000	3,028,888
HealthSouth Corp., 5.125%, 3/15/2023	3,785,000	3,775,538
HealthSouth Corp., 5.75%, 11/01/2024	1,260,000	1,278,232
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,075,000	2,948,156
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	4,000,000	3,986,800
Polaris, 8.5% (8.5% cash or 9.25% PIK) 12/01/2022 (n)(p)	3,555,000	3,674,981
Quorum Health Corp., 11.625%, 4/15/2023	1,350,000	1,316,250
Tenet Healthcare Corp., 8.125%, 4/01/2022	2,865,000	3,051,225
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,315,000	3,365,388
Universal Health Services, Inc., 7.625%, 8/15/2020	4,155,000	4,160,859
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	3,185,000	3,097,413

		$53,107,778
Medical Equipment - 0.7%
Teleflex, Inc., 5.25%, 6/15/2024	$3,270,000	$3,368,100
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,649,125
Teleflex, Inc., 4.625%, 11/15/2027	2,115,000	2,014,538

		$7,031,763
Metals & Mining - 5.0%
Baffinland Iron Corp., 8.75%, 7/15/2026 (n)	$3,150,000	$3,150,000
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	2,450,000	2,474,500
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,690,000	1,696,338
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	7,357,000	7,871,990
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	1,900,000	1,828,750

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	$2,560,000	$2,348,800
Kaiser Aluminum Corp., 5.875%, 5/15/2024	5,095,000	5,209,638
Kinross Gold Corp., 5.95%, 3/15/2024	682,000	705,529
Kinross Gold Corp., 4.5%, 7/15/2027	465,000	430,125
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	1,845,000	1,934,944
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	4,835,000	4,822,913
Novelis Corp., 5.875%, 9/30/2026 (n)	5,825,000	5,584,719
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	3,630,000	3,466,650
Steel Dynamics, Inc., 5.25%, 4/15/2023	450,000	454,500
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,845,000	2,905,456
TMS International Corp., 7.25%, 8/15/2025 (n)	2,930,000	2,977,613

		$47,862,465
Midstream - 5.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$2,460,000	$2,491,488
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	2,530,000	2,548,975
Cheniere Corpus Christi Holding, LLC, 5.875%, 3/31/2025	3,020,000	3,178,550
DCP Midstream LP, 4.95%, 4/01/2022	1,572,000	1,591,650
DCP Midstream LP, 5.6%, 4/01/2044	1,945,000	1,857,475
DCP Midstream LP, 3.875%, 3/15/2023	3,245,000	3,155,763
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	2,445,000	2,496,956
Energy Transfer Equity LP, 5.875%, 1/15/2024	4,605,000	4,789,200
Energy Transfer Equity LP, 5.5%, 6/01/2027	2,260,000	2,316,500
EnLink Midstream Partners LP, 4.4%, 4/01/2024	2,945,000	2,827,343
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)	9,080,000	9,102,700
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,185,000	3,208,888
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,020,000	2,009,900
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	8,330,000	8,246,617

		$49,822,005
Network & Telecom - 0.8%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$2,595,000	$2,685,825
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	4,670,000	4,623,300

		$7,309,125
Oil Services - 2.1%
Apergy Corp., 6.375%, 5/01/2026 (n)	$3,935,000	$4,008,781
Bristow Group, Inc., 6.25%, 10/15/2022	3,809,000	2,932,930

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oil Services - continued
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	$1,725,000	$1,796,156
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	4,470,000	3,576,000
Ensco PLC, 7.75%, 2/01/2026	3,620,000	3,493,300
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	4,610,000	4,460,175

		$20,267,342
Oils - 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$5,030,000	$4,960,838

Pharmaceuticals - 1.0%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$2,385,000	$2,170,350
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	1,375,000	1,184,219
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	3,555,000	3,368,363
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	3,240,000	3,037,500

		$9,760,432
Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$440,000	$444,400
Teck Resources Ltd., 6.25%, 7/15/2041	3,345,000	3,487,163

		$3,931,563
Printing & Publishing - 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,024,000	$1,967,075

Real Estate - Healthcare - 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$3,910,000	$3,861,125
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	5,265,000	5,093,888

		$8,955,013
Real Estate - Other - 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$5,600,000	$5,621,000
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	2,230,000	2,213,275

		$7,834,275
Restaurants - 1.0%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$2,845,000	$2,837,888
IRB Holding Corp., 6.75%, 2/15/2026 (n)	2,855,000	2,712,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	4,355,000	4,277,437

		$9,827,575

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.8%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$2,945,000	$2,989,175
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	720,000	700,200
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	4,195,000	4,053,419

		$7,742,794
Specialty Chemicals - 1.0%
A Schulman, Inc., 6.875%, 6/01/2023	$3,695,000	$3,865,894
Univar USA, Inc., 6.75%, 7/15/2023 (n)	5,620,000	5,788,600

		$9,654,494
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$3,625,000	$3,470,938

Telecommunications - Wireless - 4.4%
Altice France S.A., 8.125%, 2/01/2027 (n)	$2,505,000	$2,558,482
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	1,675,000	1,666,625
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	3,435,000	3,185,963
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	4,873,000	4,202,963
SBA Communications Corp., 4%, 10/01/2022	4,725,000	4,572,950
SBA Communications Corp., 4.875%, 9/01/2024	1,995,000	1,930,163
Sprint Corp., 7.875%, 9/15/2023	3,020,000	3,223,850
Sprint Corp., 7.125%, 6/15/2024	6,205,000	6,371,759
Sprint Nextel Corp., 6%, 11/15/2022	4,810,000	4,862,621
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,765,000	1,840,013
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,795,000	2,807,298
T-Mobile USA, Inc., 6.5%, 1/15/2026	2,020,000	2,118,475
T-Mobile USA, Inc., 5.375%, 4/15/2027	2,115,000	2,085,919

		$41,427,081
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,881,000
Level 3 Financing, Inc., 5.375%, 5/01/2025	3,935,000	3,836,625

		$5,717,625
Transportation - Services - 0.6%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,475,000	$1,955,250
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,110,000	1,065,600
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,770,950

		$5,791,800
Utilities - Electric Power - 2.7%
Calpine Corp., 5.5%, 2/01/2024	$2,545,000	$2,354,125
Calpine Corp., 5.25%, 6/01/2026 (n)	2,400,000	2,268,000

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Covanta Holding Corp., 6.375%, 10/01/2022	$2,035,000	$2,080,788
Covanta Holding Corp., 5.875%, 3/01/2024	2,680,000	2,680,000
Covanta Holding Corp., 5.875%, 7/01/2025	2,735,000	2,673,463
Drax Finco PLC, 6.625%, 11/01/2025 (n)	3,520,000	3,528,800
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	4,765,000	4,598,225
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	4,945,000	4,982,088

		$25,165,489
Total Bonds (Identified Cost, $930,658,774)		$916,961,977

Floating Rate Loans (g)(r) - 0.5%
Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 4.32%, 4/30/2021	$1,054,556	$1,049,283

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 4.35%, 6/23/2022	$1,167,221	$1,167,585

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 4.82%, 6/24/2021	$2,284,639	$2,295,587
Total Floating Rate Loans (Identified Cost, $4,506,039)		$4,512,455

Common Stocks - 0.3%
Oil Services - 0.3%
LTRI Holdings LP (a)(u) (Identified Cost, $1,188,000)	3,300	$2,935,086

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.98% (v) (Identified Cost, $12,124,740)	12,125,952	$12,124,740

Other Assets, Less Liabilities - 1.5%		14,441,404
Net Assets - 100.0%		$950,975,662

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $12,124,740 and $924,409,518, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $534,676,096, representing 56.2% of net assets.

15

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)

Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Avantor, Inc., 9%, 10/01/2025	7/09/18-7/10/18	$2,515,336	$2,507,050
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	2,611,974	EUR	2,222,730	Goldman Sachs International	10/17/2018	$(2,317)

16

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	248	$29,616,625	September - 2018	$247,105

Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	12	$2,267,323	September - 2018	$(2,600)

At July 31, 2018, the fund had cash collateral of $294,794 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $936,352,813)	$924,409,518
Investments in affiliated issuers, at value (identified cost, $12,124,740)	12,124,740
Cash	18,117
Deposits with brokers for futures contracts	294,794
Receivables for
Investments sold	1,551,716
Fund shares sold	1,225
Interest and dividends	14,583,205
Other assets	1,698
Total assets	$952,985,013
Liabilities
Payables for
Forward foreign currency exchange contracts	$2,317
Daily variation margin on open futures contracts	13,717
Fund shares reacquired	1,922,209
Payable to affiliates
Administrator	96
Shareholder servicing costs	17
Accrued expenses and other liabilities	70,995
Total liabilities	$2,009,351
Net assets	$950,975,662
Net assets consist of
Paid-in capital	$1,023,288,848
Unrealized appreciation (depreciation)	(11,701,623)
Accumulated net realized gain (loss)	(57,386,906)
Accumulated distributions in excess of net investment income	(3,224,657)
Net assets	$950,975,662
Shares of beneficial interest outstanding	105,107,602
Net asset value per share (net assets of $950,975,662 / 105,107,602 shares of beneficial interest outstanding)	$9.05

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$29,264,752
Dividends from affiliated issuers	142,171
Total investment income	$29,406,923
Expenses
Shareholder servicing costs	$22
Administrative services fee	8,679
Custodian fee	43,369
Shareholder communications	3,530
Audit and tax fees	21,179
Legal fees	6,793
Pricing service fees	10,226
Miscellaneous	12,412
Total expenses	$106,210
Fees paid indirectly	(1,959)
Net expenses	$104,251
Net investment income (loss)	$29,302,672
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,391,423)
Affiliated issuers	871
Futures contracts	951,329
Forward foreign currency exchange contracts	193,253
Foreign currency	(2,155)
Net realized gain (loss)	$(6,248,125)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(25,423,061)
Futures contracts	(661,303)
Forward foreign currency exchange contracts	2,293
Translation of assets and liabilities in foreign currencies	(34)
Net unrealized gain (loss)	$(26,082,105)
Net realized and unrealized gain (loss)	$(32,330,230)
Change in net assets from operations	$(3,027,558)

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/18 (unaudited)	Year ended 1/31/18
From operations
Net investment income (loss)	$29,302,672	$72,887,935
Net realized gain (loss)	(6,248,125)	15,418,353
Net unrealized gain (loss)	(26,082,105)	(6,830,932)
Change in net assets from operations	$(3,027,558)	$81,475,356
Distributions declared to shareholders
From net investment income	$(30,030,582)	$(75,880,650)
Change in net assets from fund share transactions	$(213,898,576)	$(229,459,345)
Total change in net assets	$(246,956,716)	$(223,864,639)
Net assets
At beginning of period	1,197,932,378	1,421,797,017
At end of period (including accumulated distributions in excess of net investment income of $3,224,657 and $2,496,747, respectively)	$950,975,662	$1,197,932,378

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/18		Year ended
			1/31/18	1/31/17	1/31/16	1/31/15	1/31/14 (c)
	(unaudited)

Net asset value, beginning of period	$9.31		$9.28	$8.41	$9.47	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26		$0.53	$0.56	$0.57	$0.61	$0.55
Net realized and unrealized gain (loss)	(0.26)		0.05	0.90	(1.03)	(0.29)	(0.04)
Total from investment operations	$(0.00	)(w)	$0.58	$1.46	$(0.46)	$0.32	$0.51
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.55)	$(0.59)	$(0.59)	$(0.63)	$(0.59)
From net realized gain	—		—	—	(0.01)	(0.07)	(0.07)
Total distributions declared to shareholders	$(0.26)		$(0.55)	$(0.59)	$(0.60)	$(0.70)	$(0.66)
Net asset value, end of period (x)	$9.05		$9.31	$9.28	$8.41	$9.47	$9.85
Total return (%) (r)(s)(x)	0.08	(n)	6.33	17.77	(5.23)	3.28	5.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.02	0.02	0.02	0.03	0.02	(a)
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	0.03	0.02	(a)
Net investment income (loss)	5.73	(a)	5.63	6.28	6.19	6.18	6.54	(a)
Portfolio turnover	22	(n)	46	44	33	43	42	(n)
Net assets at end of period (000 omitted)	$950,976		$1,197,932	$1,421,797	$1,350,666	$1,337,532	$1,113,709

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

23

Notes to Financial Statements (unaudited) – continued

transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

24

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,935,086	$2,935,086
U.S. Corporate Bonds	—	769,010,771	—	769,010,771
Foreign Bonds	—	147,951,206	—	147,951,206
Floating Rate Loans	—	4,512,455	—	4,512,455
Mutual Funds	12,124,740	—	—	12,124,740
Total	$12,124,740	$921,474,432	$2,935,086	$936,534,258

Other Financial Instruments
Futures Contracts – Assets	$247,105	$—	$—	$247,105
Futures Contracts – Liabilities	(2,600)	—	—	(2,600)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,317)	—	(2,317)

For further information regarding security characteristics, see the Portfolio of Investments.

25

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/18	$2,935,086
Change in unrealized appreciation or depreciation	0
Balance as of 7/31/18	$2,935,086

The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2018 is $0. At July 31, 2018, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$247,105	$(2,600)
Foreign Exchange	Forward Foreign Currency Exchange	—	(2,317)
Total		$247,105	$(4,917)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$951,329	$—
Foreign Exchange	—	193,253
Total	$951,329	$193,253

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(661,303)	$—
Foreign Exchange	—	2,293
Total	$(661,303)	$2,293

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

27

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may

28

Notes to Financial Statements (unaudited) – continued

enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

29

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and derivative transactions.

30

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/18
Ordinary income (including any short-term capital gains)	$75,880,650

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/18
Cost of investments	$955,042,270
Gross appreciation	5,932,914
Gross depreciation	(24,440,926)
Net unrealized appreciation (depreciation)	$(18,508,012)

As of 1/31/18
Undistributed ordinary income	3,966,636
Capital loss carryforwards	(47,343,719)
Other temporary differences	(5,674,719)
Net unrealized appreciation (depreciation)	9,796,756

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,966,793)
Long-Term	(43,376,926)
Total	$(47,343,719)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2018, these costs amounted to $22. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

31

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2018 was equivalent to an annual effective rate of 0.0017% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2018, the fee paid by the fund under this agreement was $910 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $228,068,095 and $426,720,624, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/18		Year ended 1/31/18
	Shares	Amount	Shares	Amount
Shares sold	757,078	$6,860,869	10,158,880	$94,970,838
Shares issued to shareholders in reinvestment of distributions	3,312,286	30,030,582	8,095,660	75,880,650
Shares reacquired	(27,601,603)	(250,790,027)	(42,753,651)	(400,310,833)
Net change	(23,532,239)	$(213,898,576)	(24,499,111)	$(229,459,345)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments

32

Notes to Financial Statements (unaudited) – continued

directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, the MFS Strategic Income Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 68%, 25%, 6%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended July 31, 2018, the fund’s commitment fee and interest expense were $3,329 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		17,092,907	138,445,508	(143,412,463)	12,125,952

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$871	$—	$—	$142,171	$12,124,740

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the

34

Board Review of Investment Advisory Agreement – continued

Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for the one-year period ended December 31, 2017 relative to the Broadridge performance universe. The Fund commenced operations on March 25, 2013 and has a limited operating history and performance record; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage

35

Board Review of Investment Advisory Agreement – continued

of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge, noting that the Fund’s total expense ratio was expected to be relatively low because, as noted, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

37

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

38

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

July 31, 2018

MFS® Municipal High Income Fund

MMH-SEM

MFS® Municipal High Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes, and we built our active investment platform to try to do so. Our long-term perspective influences nearly every aspect of our business, but most importantly, it aligns our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 17, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue-Hospitals	14.5%
Healthcare Revenue-Long Term Care	13.2%
Universities-Secondary Schools	6.8%
Tobacco	6.1%
General Obligations-General Purpose	5.4%
Universities-Colleges	5.2%
Transportation-Special Tax	5.0%
Miscellaneous Revenue-Other	4.7%
Tax Assessment	4.2%
General Obligations-Schools	3.6%

Composition including fixed income credit quality (a)(i)
AAA	1.9%
AA	8.3%
A	18.0%
BBB	25.0%
BB	12.6%
B	5.5%
CCC	2.0%
CC	0.6%
C	2.6%
D	2.7%
Not Rated	20.0%
Cash & Cash Equivalents	1.2%
Other	(0.4)%

Portfolio facts (i)
Average Duration (d)	7.8
Average Effective Maturity (m)	18.4 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of July 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2018 through July 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2018 through July 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/18	Ending Account Value 7/31/18	Expenses Paid During Period (p) 2/01/18-7/31/18
A	Actual	0.66%	$1,000.00	$1,024.74	$3.31
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
B	Actual	1.41%	$1,000.00	$1,022.21	$7.07
	Hypothetical (h)	1.41%	$1,000.00	$1,017.80	$7.05
C	Actual	1.66%	$1,000.00	$1,020.95	$8.32
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
I	Actual	0.66%	$1,000.00	$1,024.73	$3.31
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
R6	Actual	0.57%	$1,000.00	$1,025.15	$2.86
	Hypothetical (h)	0.57%	$1,000.00	$1,021.97	$2.86

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

7/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 98.2%
Issuer	Shares/Par	Value ($)
Alabama - 1.5%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$1,630,000	$1,780,286
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,856,466
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	3,945,000	4,318,907
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,841,353
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	7,535,000	8,010,006
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.349% (67% of LIBOR-1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	23,140,000	23,140,000
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/2023	1,400,000	1,419,432
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	4,790,000	4,858,449
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	1,505,000	1,527,831
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	1,485,000	1,320,952
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	1,560,000	1,246,518
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	598,461
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	685,628
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	685,519
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,219,249
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,380,000	1,480,795
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,222,000
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,804,235

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$6,750,000	$7,112,542
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,796,358

		$69,924,987
Alaska - 0.1%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$950,477
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,375,512
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041 (Prerefunded 10/01/2019)	3,315,000	3,544,630

		$5,870,619
Arizona - 2.2%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$340,000	$380,015
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	910,000	1,007,871
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,140,000	1,250,215
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	450,000	465,687
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	740,000	759,780
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	1,970,000	2,008,238
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	770,000	796,842
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	770,000	790,582
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	425,000	433,249
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	3,150,000	3,324,856
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 4%, 7/01/2028	300,000	301,632
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	265,498
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	315,402

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 5%, 7/01/2048	$610,000	$636,724
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,790,000	1,851,111
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.),“A”, 5%, 6/01/2035	4,700,000	4,932,979
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,070,000	2,134,563
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	721,833
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,065,000	3,134,974
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,770,000	1,809,347
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,292,274
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2033	855,000	873,229
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2043	1,715,000	1,716,132
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,748,374
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	865,294
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	696,234
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,170,723
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,299,171
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,181,105
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,474,602
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,255,000	3,608,265
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,604,901
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	3,935,000	4,038,254
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,231,804
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	4,785,000	4,514,839

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2030	$150,000	$169,512
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2031	375,000	422,100
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2033	150,000	167,508
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	550,900
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	555,000	608,607
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	3,200,000	3,203,200
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	2,955,000	2,971,341
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	3,960,000	3,968,039
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	5,054,470
Salt River, AZ, Agricultural Improvement Power District, Electric System Rev., “A”, 5%, 1/01/2037	10,065,000	11,723,007
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,426,276
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	1,100,000	1,175,680
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	3,505,000	3,752,909
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,363,536

		$106,193,684
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$2,115,000	$2,362,222
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	365,000	397,014

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	$540,000	$590,647
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (Lisa Academy Project), 4%, 7/01/2028	800,000	822,992
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (Lisa Academy Project), 4.5%, 7/01/2033	1,620,000	1,665,230
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	167,277
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	1,885,828
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	8,000,000	8,266,080
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	4,510,000	4,912,337

		$21,069,627
California - 6.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,368,400
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	3,032,608
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,384,650
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,352,658
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,580,597
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	2,320,000	2,335,150
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	13,795,000	17,983,024
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,765,000	2,872,780
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,606,490
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	4,000,000	5,645,080
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	1,100,000	1,144,924
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2046	2,425,000	2,501,242
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046	4,500,000	4,790,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	$1,385,000	$1,533,347
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	955,000	1,069,820
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	511,057
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,504,342
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,383,442
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	228,428
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,615,432
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	900,000	976,374
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	11,405,000	12,143,018
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.85%, 8/01/2023 (Put Date 11/01/2018)	6,570,000	6,570,000
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,709,580
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,321,822
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	2,935,000	2,970,631
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	235,724
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	468,291
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	464,510
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	3,380,000	3,552,312
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2036	865,000	931,008
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	722,216
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,325,000	1,354,190

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	$730,000	$772,114
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	803,715
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	475,868
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,226,694
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	415,000	431,513
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	608,494
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	578,888
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	620,000	660,945
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	250,000	267,370
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	466,068
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	100,980	1
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2032	1,370,000	1,501,575
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2041	2,045,000	2,198,355
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	805,114
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	1,007,531
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,113,892
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	575,078
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,832,608
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,529,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	$440,000	$508,262
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,831,375
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	1,465,000	1,540,257
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	495,000	524,066
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	867,071
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,456,796
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,688,830
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041	3,000,000	3,181,170
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	8,255,000	8,845,645
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	11,360,000	12,007,066
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	11,040,000	11,836,536
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,115,090
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,664,504
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,482,292
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	594,754
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,071,210
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,081,530
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,186,450
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/2030 (Prerefunded 1/01/2019)	1,990,000	2,029,382

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	$2,340,000	$2,389,912
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	2,250,000	2,252,317
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	2,005,979
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,785,000	3,242,507
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	2,779,175
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	1,869,932
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,545,000	2,558,997
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2047	3,455,000	3,546,730
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	3,525,000	3,664,625
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	2,735,000	3,088,471
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	10,355,000	2,376,265
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,676,544
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,885,263
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,895,018
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,075,820
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,610,340
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,697,249
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	455,000	477,017
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	2,978,600
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	496,728

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	$330,000	$365,874
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	611,044
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	10,527,500
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2029	1,000,000	1,128,160
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2030	1,000,000	1,123,390
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2031	1,660,000	1,858,901
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	660,000	761,508
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	887,871
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	970,000	1,107,779
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,670,000	1,951,028
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,395,000	3,849,862
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	525,000	541,317
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	6,387,721
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	436,562
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	5,744,202
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041 (Prerefunded 8/01/2021)	12,965,000	3,014,233
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	3,110,000	2,690,616
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,599,013
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	2,851,189
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	3,004,675
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	10,758,000
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	20,000,000	22,452,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	$4,080,000	$4,349,362
Pioneers Memorial Healthcare District, CA, Rev., 5%, 10/01/2032	1,765,000	1,859,992
Pioneers Memorial Healthcare District, CA, Rev., 5%, 10/01/2040	1,365,000	1,420,283
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2025	865,000	1,002,492
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2026	905,000	1,042,252
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	721,766
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	6,676,020
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,219,204
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	251,890
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	885,000	1,009,458
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	667,566
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,607,428
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,270,000	863,395

		$329,142,958
Colorado - 2.8%
Arkansas River Power Authority, CO, Power Supply System Rev., “A”, 5%, 10/01/2043	$5,000,000	$5,523,900
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	1,250,000	1,324,800
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	334,182
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	597,638
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	419,940
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	458,383
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,121,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	$490,000	$524,756
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	382,518
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	378,535
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	887,761
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	766,759
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,665,000	1,849,349
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	4,228,024
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	895,000	970,073
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	328,444
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	386,368
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	399,821
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,114,700
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,798,933
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,399,384
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,740,496
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2033	4,295,000	4,585,428
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,710,000	1,849,433
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	105,000	114,107
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	906,097
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),“A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	765,205

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	$1,150,000	$1,263,528
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2039	1,685,000	1,756,899
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	5,750,000	5,974,997
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,215,062
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	2,890,000	3,119,813
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,985,000	3,147,921
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	8,893,615
Colorado State University Board of Governors, System Enterprise Refunding Rev., “C”, 5%, 3/01/2031	5,190,000	6,124,408
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	15,000,000	15,506,850
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	5,355,000	5,739,061
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,180,178
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	742,972
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,954,260
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,880,808
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	849,712
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	7,928,604
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043 (Prerefunded 1/01/2019)	4,440,000	4,602,859
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2035	2,000,000	2,308,640
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2037	1,000,000	1,147,760
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2041	1,250,000	1,394,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	$6,860,000	$8,524,373
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/2033	403,000	425,520
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	824,000	869,271

		$133,707,566
Connecticut - 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	$8,535,000	$9,114,783
Connecticut Health & Educational Facilities Authority Rev. (Trinity Health Credit Group), 5%, 12/01/2041	5,000,000	5,615,150
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	1,310,000	1,351,435
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2029	3,325,000	3,820,624
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2031	2,830,000	3,234,011
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	12,445,000	12,771,806
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	2,885,000	2,934,622
University of Connecticut, General Obligation, “A”, 5%, 4/15/2027	1,150,000	1,307,975
University of Connecticut, General Obligation, “A”, 5%, 1/15/2034	2,940,000	3,246,642

		$43,397,048
Delaware - 0.3%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$285,000	$308,185
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	620,000	663,313
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	930,635
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,638,041
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	915,000	952,085
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,090,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - continued
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	$1,210,000	$1,263,071
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/2042	1,420,000	1,475,053
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, L.L.C.-Delaware State University Project), “A”, 5%, 7/01/2040	750,000	808,328
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, L.L.C.-Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	1,098,062
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, L.L.C.-Delaware State University Project), “A”, 5%, 7/01/2053	895,000	955,189
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, L.L.C.-Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,234,026

		$12,416,418
District of Columbia - 0.5%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,845,000	$3,088,247
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	755,000	811,595
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	420,000	497,167
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,095,000	1,296,184
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	1,040,000	1,023,474
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,175,000	1,143,804
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	775,000	754,153
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,475,000	1,506,005
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,000,000	5,070,900
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,806,417
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	920,373

		$24,918,319

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 6.5%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$1,239,637
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	3,120,894
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,970,000	2,088,239
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,445,963
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,301,920
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,146,840
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.125%, 5/01/2023	755,000	755,060
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	700,000	698,593
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	970,000	968,797
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	285,000	316,988
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	270,000	304,811
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, “A-2”, 6.9%, 5/01/2036	30,000	33,018
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 8.5%, 2/01/2030 (Put Date 5/01/2020)	1,516,200	1,262,661
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	722,251
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	335,834
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,428,319
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	4,850,461
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	3,856,091
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	400,000	400,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	$400,000	$399,972
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,755,000	2,763,155
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	915,037
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,910,000	6,375,531
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/2025	300,000	297,798
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	300,000	298,731
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 7.75%, 5/15/2035	1,055,000	1,147,207
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	9,590,000	10,543,054
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	805,000	806,642
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	1,255,000	1,255,628
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	574,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	395,000	416,113
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	652,855
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	767,760
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,811,750
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,245,000	2,411,220
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,069,060
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,271,308

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037	$510,000	$515,957
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047	1,180,000	1,181,640
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052	1,295,000	1,278,178
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,710,063
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.25%, 6/15/2036	1,155,000	1,188,842
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.375%, 6/15/2046	1,980,000	2,034,589
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,685,982
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,038,862
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,490,000	5,684,730
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	13,110,000	14,333,294
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,230,439
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,197,100
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	1,510,000	1,499,762
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	3,860,000	3,826,109
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	2,220,000	2,298,410
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	2,070,000	2,159,114
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	3,195,000	3,369,926
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Series 1), 4%, 7/01/2049 (u)	4,890,000	5,182,960
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,180,000	1,209,937
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,508,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	$4,700,000	$4,707,285
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	2,345,000	2,454,254
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	3,325,000	3,851,347
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2033	6,855,000	7,910,464
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	700,000	708,799
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,355,000	1,377,100
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,485,000	2,496,878
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	2,987,240
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,795,776
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,650,000	1,650,594
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,680,000	4,551,394
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,605,107
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	830,000	830,407
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	1,560,000	1,582,183
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 5%, 11/15/2039	1,000,000	1,059,030
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/2046 (Prerefunded 8/01/2021)	7,250,000	8,114,272
Miami-Dade County, FL, Industrial Development Authority Rev.
(Doral Academy Project), 5%, 1/15/2032	1,000,000	1,082,140
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,297,985
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	3,255,000	3,443,334
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	374,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	$2,895,000	$3,020,875
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,198,680
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	348,042
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	9,704,571
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,215,000	1,282,578
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	778,199
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,109,459
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	445,000	464,126
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	980,000	1,007,822
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	1,244,250
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	7,340,000	7,881,031
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2035	925,000	1,044,677
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2036	840,000	945,832
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2037	705,000	792,039
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2038	820,000	919,851
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	3,910,000	3,873,363
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,086,240
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,332,774
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	447,500
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	500,000
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	165,000	168,226

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	$315,000	$315,879
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	504,145
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,393,304
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,576,425
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,393,672
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	839,024
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	953,440
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	500,000	520,410
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,384,085
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	435,000	453,535
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/2010 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/2036	1,660,000	559,204
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	225,000	225,495
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,677,782
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	1,088,473
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,994,006
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.),“A”, 7.375%, 11/15/2041	3,900,000	4,204,863
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,181,796
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	1,715,000	1,756,434
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,590,000	1,490,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	$2,800,000	$2,357,180
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	7,715,000	8,355,808
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,884	319,286
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	172,264
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	158,705
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	340,843
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,008,809
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,381,787
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,886,129
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	3,500,000	3,722,565
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,061,770
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,300,246
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,125,000	4,155,649
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	320,000	321,264
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2028	4,380,000	4,975,899
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,102,974
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,680,000	1,625,165
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	455,000	479,265
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	936,576

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	$1,000,000	$1,061,040
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,736,222

		$308,189,734
Georgia - 0.7%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$1,157,573
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,157,022
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	3,054,196
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	4,508,990
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	629,915
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,101,465
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,162,073
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	7,170,000	7,606,510
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	805,000	835,268
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,669,013
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	3,465,000	3,966,801
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	2,880,000	3,068,496
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	1,960,000	2,072,857
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	920,000	991,824

		$33,982,003
Guam - 0.7%
Guam Education Financing Foundation, COP (Guam Public School Facilities Project), “B”, 5%, 10/01/2026	$12,905,000	$12,750,011

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$970,000	$1,017,676
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	4,245,000	4,373,623
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	10,975,000	11,342,662
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	1,115,000	1,191,311
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	389,527
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,763,532

		$32,828,342
Hawaii - 0.4%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$890,000	$961,912
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,190,000	1,301,122
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	2,015,000	2,060,378
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,136,014
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	1,125,134
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	10,580,000	10,996,006

		$17,580,566
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$880,912
Idaho Health Facilities Authority Rev. (St. Luke’s Health System Project), “A”, 4%, 3/01/2038	3,880,000	3,883,104

		$4,764,016
Illinois - 10.8%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	$2,170,000	$2,278,174
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,760,433
Chicago, IL, “A”, 5%, 1/01/2026	1,000,000	1,057,690

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, 5.25%, 1/01/2028	$2,095,000	$2,227,551
Chicago, IL, “A”, 5.25%, 1/01/2028	5,245,000	5,630,875
Chicago, IL, “A”, 5.25%, 1/01/2033	4,230,000	4,447,126
Chicago, IL, “A”, 5%, 1/01/2034	5,405,000	5,604,282
Chicago, IL, “A”, 5%, 1/01/2036	1,920,000	1,985,165
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,531,654
Chicago, IL, “A”, 5%, 1/01/2040	2,775,000	2,801,862
Chicago, IL, “A”, AAC, 5%, 1/01/2023	3,860,000	3,872,468
Chicago, IL, “A”, AAC, 5%, 1/01/2024	1,365,000	1,369,423
Chicago, IL, “A”, AGM, 5%, 1/01/2027	280,000	282,097
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	15,070,000	15,581,325
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	355,000	356,264
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	655,000	657,247
Chicago, IL, “A”, AGM, 5%, 1/01/2037	4,740,000	4,775,313
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	2,610,000	1,845,818
Chicago, IL, “B”, 5.25%, 1/01/2029	3,150,000	3,370,720
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,097,592
Chicago, IL, “C”, NATL, 5%, 1/01/2028	275,000	275,762
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,205,000	5,219,106
Chicago, IL, “D”, 5.5%, 1/01/2033	1,630,000	1,749,903
Chicago, IL (Modern Schools Across Chicago Program), “A”, AAC, 5%, 12/01/2024	3,700,000	3,713,209
Chicago, IL (Modern Schools Across Chicago Program), “D”, AAC, 5%, 12/01/2022	4,465,000	4,480,851
Chicago, IL (Modern Schools Across Chicago Program), “G”, AAC, 5%, 12/01/2023	840,000	842,982
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2020	2,880,000	2,890,339
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2021	1,675,000	1,680,980
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,810,000	1,570,790
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,540,000	1,275,936
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	12,640,000	7,989,744
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	4,250,000	2,549,872
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,730,000	985,045
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	1,105,000	1,068,933

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	$835,000	$724,646
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	1,020,000	845,101
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	4,335,000	3,046,335
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	5,515,000	3,486,031
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	14,335,000	14,477,346
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	10,350,000	10,469,542
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	414,842
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,167,314
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,780,000	1,909,157
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	18,690,000	21,827,864
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2034	1,250,000	1,294,837
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2035	1,500,000	1,550,055
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	7,105,000	8,487,562
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	1,230,000	1,384,193
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	800,000	896,608
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	800,000	893,680
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	800,000	890,760
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	715,000	792,871
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	715,000	790,282
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	567,370
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	5,735,000	5,946,736
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	8,650,000	8,929,481

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	$10,610,000	$10,847,558
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,248,928
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	6,225,000	7,012,027
Chicago, IL, General Obligation, “A”, AAC, 5.5%, 12/01/2019	450,000	464,787
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	740,000	825,714
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,275,217
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	7,148,735
Chicago, IL, O’Hare International Airport Rev., Customer Facility
Charge, AGM, 5.25%, 1/01/2032	675,000	747,043
Chicago, IL, O’Hare International Airport Rev., Customer Facility
Charge, AGM, 5.25%, 1/01/2033	335,000	370,607
Chicago, IL, O’Hare International Airport Rev., Customer Facility
Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,506,262
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	4,970,000	5,564,362
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,055,000	1,138,693
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	580,878
Chicago, IL, Wastewater Transmission Rev., “B”, AGM, 5%, 1/01/2031	4,140,000	4,656,506
Cook County, IL, 5%, 11/15/2034	835,000	927,543
Cook County, IL, 5%, 11/15/2035	3,030,000	3,356,604
Cook County, IL, Community College District 508 (City
Colleges), BAM, 5%, 12/01/2047	7,945,000	8,538,968
Du Page County, IL, Special Service Area No. 31 Special Tax
(Monarch Landing Project), 5.625%, 3/01/2036	879,000	879,281
Illiinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2027	4,970,000	5,651,486
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	2,000,000	2,115,580
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	734,314
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,883,970
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2032	205,000	229,227

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	$115,000	$127,778
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,580,941
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,680,000	2,820,620
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	798,942
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	1,690,000	1,765,188
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,172,880
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,166,900
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,840,965
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,573,885
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	3,770,000	3,797,596
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	722,337
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	3,505,000	3,667,912
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,276,096
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	3,025,000	3,153,714
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,555,000	2,666,194
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.815% (70% of LIBOR-1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,076,934
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,830,000	4,071,060
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	2,977,564
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,860,000	10,125,628
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	6,229,358
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	4,125,000	4,431,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	$1,305,000	$1,443,004
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	2,455,000	2,543,724
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	6,045,000	6,236,143
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	693,498
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	940,000	1,014,128
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	755,000	815,725
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,044,215
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,580,970
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,545,000	2,685,637
Illinois Finance Authority Rev., Friendship Village of Schaumburg, 5%, 2/15/2037	12,490,000	12,341,119
Illinois Finance Authority Rev., Friendship Village of Schaumburg, ETM, 7.25%, 2/15/2045 (Prerefunded 2/15/2020)	3,600,000	3,894,192
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	415,000	452,450
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	825,000	890,934
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	446,532
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	1,875,000	2,110,069
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,235,247
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	560,000	616,426
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	14,375,000	16,020,794
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	1,600,000	1,604,400
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	2,325,000	2,535,552
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,272,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	$2,657,000	$2,662,261
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “B-1”, Capital Appreciation, AGM, 0%, 6/15/2046	15,000,000	4,339,800
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “B-1”, Capital Appreciation, AGM, 0%, 6/15/2047	29,475,000	8,133,626
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	3,390,000	2,522,804
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,530,533
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,586,910
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	980,000	960,596
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	1,086,333
State of Illinois, 5%, 8/01/2018	18,285,000	18,285,000
State of Illinois, 5%, 6/01/2020	5,595,000	5,791,608
State of Illinois, 5%, 11/01/2027	20,135,000	21,790,701
State of Illinois, 5%, 1/01/2028	550,000	570,570
State of Illinois, 5%, 5/01/2028	4,130,000	4,370,366
State of Illinois, 5.25%, 7/01/2028	3,260,000	3,459,447
State of Illinois, 5%, 11/01/2028	2,595,000	2,771,849
State of Illinois, 5%, 2/01/2029	2,820,000	3,010,970
State of Illinois, 4.125%, 11/01/2031	2,195,000	2,154,217
State of Illinois, 4.5%, 11/01/2039	2,420,000	2,423,146
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,228,047
State of Illinois, NATL, 6%, 11/01/2026	5,955,000	6,680,081
State of Illinois, “A”, 5%, 12/01/2020	3,995,000	4,166,985
State of Illinois, “B”, 5%, 12/01/2020	2,205,000	2,299,925
State of Illinois, “D”, 5%, 11/01/2028	7,380,000	7,927,596
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,120,900
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,299,562

		$515,018,884
Indiana - 1.4%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042	$2,500,000	$2,527,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$6,955,000	$7,488,935
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	1,790,000	1,830,723
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,262,932
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	495,466
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,223,954
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,248,396
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,711,767
Indiana Finance Authority Rev. (Ohio River Bridges East End
Crossing Project), “A”, 5%, 7/01/2044	3,260,000	3,469,814
Indianapolis, IN, Local Public Improvement Bond Bank (Pilot Infrastructure Project), “B”, 4%, 1/01/2037	10,010,000	10,375,665
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,476,732
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,760,000	4,863,578
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,662,928
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,445,000	1,514,533
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	5,092,885
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	12,754,526

		$67,000,409
Iowa - 0.8%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$800,000	$887,504
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,634,704
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	785,907
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	1,245,000	1,316,164
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	5,310,000	5,248,723
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,425,000	1,463,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	$265,000	$275,001
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	645,000	670,961
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	645,000	670,220
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	75,000	77,846
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	1,320,000	1,370,054
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,339,496
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.375%, 6/01/2038	4,500,000	4,548,555
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	15,405,000	15,582,466

		$38,871,561
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,600,000	$3,895,812
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,619,490
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,494,414
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	648,807
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029 (Prerefunded 5/15/2019)	1,555,000	1,623,311
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,187,392
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,072,980
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,375,219
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,235,840
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	620,000	647,435
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,531,187
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	642,976
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	744,108
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	608,515

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	$1,860,000	$1,928,355
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	504,420
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,639,905
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	1,765,000	1,757,658
Wichita, KS, Sales Tax Special Obligations Rev.
(K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	2,845,000	2,846,081
Wyandotte County, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,660,000	1,679,472
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,926,980

		$36,610,357
Kentucky - 2.0%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$765,000	$871,235
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	760,000	862,159
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	870,000	983,848
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	2,840,000	3,030,394
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	3,042,065
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,387,076
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	5,110,922
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	4,868,351
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,360,800
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	13,475,000	14,647,999
Kentucky Economic Development Finance Authority Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	5,676,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System Obligated Group), “A”, 5.625%, 8/15/2027 (Prerefunded 8/15/2018)	$405,000	$405,628
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	3,040,000	3,273,502
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,122,221
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,693,488
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,637,458
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	3,460,000	3,722,372
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	6,255,000	6,771,413
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	1,955,000	2,120,784
Kentucky Economic Development Finance Authority Hospital Unrefunded Rev. (Baptist Healthcare System Obligated Group), “A”, 5.625%, 8/15/2027	410,000	411,029
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,860,000	3,186,812
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,605,000	1,745,277
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	3,000,000	3,432,540
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	1,495,000	1,715,587
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,643,577
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	7,244,677
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,824,849

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Louisville/Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	$1,440,000	$1,553,054
Louisville/Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,461,109
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,695,070
Owen County, KY, Waterworks System Rev. (American Water
Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	1,902,944
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,643,391

		$96,048,242
Louisiana - 1.2%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,643,655
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,338,752
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	2,081,840
Louisiana Local Government, Environmental Facilities & Community Development Authority Refunding Bonds Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	900,000	934,272
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish, Louisiana Gomesa Project), 5.65%, 11/01/2037	1,200,000	1,234,680
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	7,880,000	8,056,197
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	560,000	620,250
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,445,000	2,684,023
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,255,813
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,906,441
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	2,990,000	3,248,456

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	$4,000,000	$4,365,720
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.125%, 2/01/2037	3,480,000	3,657,376
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.25%, 2/01/2047	2,830,000	2,974,273
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	6,748,986
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	4,099,268
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	2,050,000	2,084,645
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	963,926
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,636,145
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,202,562

		$58,737,280
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$2,685,000	$2,703,500
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	6,170,000	6,638,426

		$9,341,926
Maryland - 1.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,465,000	$1,615,456
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,300,000	1,427,192
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,090,000	2,287,735
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,863,339
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038 (Prerefunded 9/01/2018)	2,600,000	2,611,908
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	2,930,000	3,029,737
Howard County, MD, Retirement Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,266,699
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	850,000	854,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	$745,000	$752,845
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	2,190,000	2,216,499
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	1,070,000	1,217,746
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	985,000	1,108,696
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	1,775,000	1,980,687
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	885,000	944,684
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	350,000	396,760
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	174,755
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	515,986
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,960,000	1,914,077
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	2,290,000	2,601,577
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,360,000	2,599,870
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,510,727
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	938,742
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,155,951
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	965,784
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,655,812
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,730,527
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,756,806

		$46,094,694

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - 3.6%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2047	$13,410,000	$15,297,860
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2041	4,690,000	5,407,007
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	8,460,000	9,738,560
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Rev., “A-2”, 5%, 7/01/2041	5,000,000	5,705,550
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Rev., “A-2”, 5%, 7/01/2042	5,000,000	5,701,400
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,535,000	2,842,267
Massachusetts Development Finance Agency Refunding Rev., Newbridge on The Charles, Inc., 5%, 10/01/2037	400,000	430,096
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,263,782
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,609,978
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,321,837
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	915,419
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	9,915,608
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	3,185,379
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2027	3,690,000	4,083,797
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,073,550
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	3,202,110
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2042	2,900,000	3,104,305
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2047	7,500,000	7,999,500
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	585,000	587,878
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	869,621	898,953
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	218,601	225,974

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2046	$525,000	$542,635
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	52,683	52,695
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	58,906
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2057	4,580,000	4,852,510
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	1,350,000	1,626,615
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	2,080,000	2,529,738
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	40,000	40,858
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	188,537
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	505,349
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,577,422
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	909,600
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	537,835
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	720,613
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	325,000	362,043
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,849,793
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,226,109
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,064,371
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,064,189
Massachusetts Development Finance Agency Rev., Newbridge On The Charles, Inc., 5%, 10/01/2047	1,380,000	1,471,839
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	3,585,000	3,587,832
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	11,780,000	11,874,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	$685,000	$706,899
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	975,000	1,004,221
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	665,000	682,636
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	262,493
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, “C”, 4.125%, 7/01/2046	6,585,000	6,619,440
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,010,000	1,039,876
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,050,000	1,083,589
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	15,485,000	15,360,191
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	2,285,000	2,266,583
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	3,900,000	4,067,817
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance (Suffolk University), 6.25%, 7/01/2030	2,230,000	2,301,940
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	60,000	60,071
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	825,000	858,058
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	363,637
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AAC, 5%, 1/01/2027	2,760,000	2,790,277

		$170,622,267
Michigan - 1.8%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	$9,635,000	$10,470,547
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,437,321
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	396,199
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,209,228

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	$535,000	$563,708
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	555,000	583,483
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	1,275,000	1,330,552
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	750,405
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,050,610
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	661,689
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	839,632
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,228,683
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,629,020
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	960,592
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,259,157
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,479,687
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	2,375,000	2,554,574
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	885,000	965,871
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	1,365,000	1,454,680
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	2,280,000	2,498,173
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2034	2,765,000	3,178,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2035	$3,225,000	$3,695,527
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	4,405,000	4,634,941
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	5,405,000	5,616,660
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,635,000	1,677,902
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	920,619
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,119,667
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	6,945,000	6,983,684
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	2,124,317
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	2,117,424
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,443,079
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	835,410
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	630,062
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,355,047
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,393,475

		$84,049,688
Minnesota - 0.2%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$525,995
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,176,430
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,235,000	1,281,893
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029	250,000	253,073
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033	420,000	433,251
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	705,000	723,443

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	$630,000	$690,738
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	1,260,000	1,437,295
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	257,495
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,282,262

		$10,061,875
Mississippi - 0.8%
Mississippi Development Bank Special Obligation Bonds (Magnolia Regional Health Center Project), “A”, 6.25%, 10/01/2026	$1,350,000	$1,415,191
Mississippi Development Bank Special Obligation Bonds (Magnolia Regional Health Center Project), “A”, 6.5%, 10/01/2031	2,045,000	2,145,757
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	2,007,877
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,300,620
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 2.125%, 9/01/2022 (Put Date 1/09/2019)	1,650,000	1,649,769
University of Mississippi Medical Center Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2030	3,900,000	4,461,951
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	8,920,000	10,061,314
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	7,750,000	8,688,525

		$35,731,004
Missouri - 0.9%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$748,500
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,092,855
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,590,000	1,624,551
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 4.375%, 2/01/2031	1,795,000	1,827,848
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	2,140,000	2,221,192

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	$5,740,000	$5,857,326
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	509,166
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,744,413
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,420,313
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,930,066
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	970,000	1,006,889
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	845,000	879,797
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/2023	1,170,000	1,156,791
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	725,969
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	504,626
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,390,772
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,084,592
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	1,195,000	1,229,440
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,250,000	1,270,800
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	2,162,244
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	4,336,134
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,798,900
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	3,685,000	3,803,731

		$43,326,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Montana - 0.0%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$1,045,000	$1,103,520

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2034	$1,200,000	$1,405,320
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	1,940,000	2,278,724
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	3,875,000	4,597,455
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	400,000	402,696
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	1,390,000	1,446,490

		$10,130,685
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029	$595,000	$606,186
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	1,715,000	1,772,538
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038	945,000	972,518
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,275,141
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	1,625,000	1,661,075
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037	1,000,000	1,024,740
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	1,015,000	1,032,245
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	85,000	96,522
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	110,000	123,688
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	434,226

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	$545,000	$550,232
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	52,000,000	5,777,200

		$16,326,311
New Hampshire - 0.5%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,935,000	$5,189,547
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	775,000	816,695
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	985,000	990,418
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	3,813,743
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	3,782,030
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	2,055,362
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	2,032,028
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	2,833,504

		$21,513,327
New Jersey - 5.0%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$295,000	$330,329
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	390,000	430,591
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	538,343
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,425,000	2,424,976
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	430,000	484,090
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	483,702

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	$690,000	$747,587
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,777,013
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,407,847
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	140,000	147,580
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,746,330
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,985,000	11,371,817
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	663,403
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,369,920
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,480,674
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	1,625,000	1,680,347
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	4,625,000	4,798,854
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	2,530,000	2,807,920
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,810,000	3,098,503
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	110,605
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	657,915
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	764,692
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	1,066,844
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,609,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	$325,000	$367,045
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	356,740
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,076,878
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,161,771
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	580,059
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	825,000	903,466
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	690,000	752,907
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	3,850,000	4,155,805
New Jersey Economic Development Authority Rev., School Facilities Construction, “NN”, 5%, 3/01/2027	5,865,000	6,290,623
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	4,525,000	4,607,310
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,522,502
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,271,182
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,058,511
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,721,375
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,685,000	3,991,408
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,585,000	1,562,588
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,500,000	8,205,305
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	439,484
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,075,000	5,820,822
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	1,560,000	1,777,526

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	$4,280,000	$4,492,887
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,211,917
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,710,000	1,897,963
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,710,000	1,892,081
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,450,000	1,594,492
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,455,000	1,595,044
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,404,338
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,623,340
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,475,000	2,690,251
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	6,835,000	6,595,023
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,105,000	2,108,810
New Jersey Tobacco Settlement Financing Corp., “B”, 5%, 6/01/2046	21,365,000	22,888,752
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	4,490,000	5,202,743
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,270,000	3,645,200
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,180,000	2,411,058
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	4,941,342
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	2,500,000	2,648,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation Systems, “C”, 5%, 6/15/2042	$3,350,000	$3,456,329
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “A”, 0%, 12/15/2037	50,000,000	20,447,500
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	2,207,752
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	5,438,228
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	4,765,000	2,685,745
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, NATL, 0%, 12/15/2031	15,000,000	8,582,550

		$237,284,418
New Mexico - 0.3%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$12,652,658
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,850,000	1,956,097

		$14,608,755
New York - 4.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,265,000	$2,410,571
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	1,000,000	1,080,770
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,728,683
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,794,689
Build NYC Resource Corp., New York Rev. (Federally Taxable, International Leadership Charter High School Project), “B”, 5%, 7/01/2021	170,000	166,743
Build NYC Resource Corp., New York Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,258,166
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	7,565,000	2,067,817
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	8,890,000	7,457,288

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	$1,230,000	$1,338,388
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,000,000	2,200,220
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	852,212
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,293,456
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,062,854
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	800,000	889,160
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030 (Prerefunded 2/15/2019)	1,570,000	1,613,128
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	975,000	1,000,477
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,082,800
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	1,500,000	1,657,575
New York Environmental Facilities Corp., Revolving Fund Rev. Subordinated Bonds (New York City Municipal Water Finance Authority Project), “E”, 5%, 6/15/2042	7,000,000	8,053,500
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	23,495,000	28,868,306
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	17,430,000	18,389,347
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,432,894
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	4,760,000	5,015,898
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	8,710,000	9,174,504
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,340,000	8,790,193
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,220,000	5,463,670
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	5,275,000	5,918,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	$3,080,000	$3,442,485
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,730,000	1,927,739
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,287,894
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,336,314
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,117,301
New York, NY, City Transitional Finance Authority Rev., “F-1”, 5%, 5/01/2042	7,390,000	8,391,493
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	12,055,000	12,151,440
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	505,000	521,306
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	510,000	527,044
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	3,110,000	3,470,698
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	7,100,000	7,251,940
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,656,804
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	3,031,896
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	912,986
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	452,419
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,258,973
Ulster County, NY, Capital Resource Corp. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	3,830,000	3,714,296
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,629,379

		$205,144,002

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 0.5%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$2,500,000	$2,623,125
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	3,585,000	3,880,225
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,596,000
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,265,000	1,339,648
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	1,745,000	1,827,573
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,815,000	1,894,588
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,040,000	1,144,270
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,401,035
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	805,101
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	551,844
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,074,734
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,186,033
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	873,328
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,355,660
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,072,809

		$23,625,973
North Dakota - 0.4%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$2,610,000	$2,880,579
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,332,034
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	9,245,000	10,060,409
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	515,000	533,993

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	$1,195,000	$1,244,210

		$18,051,225
Ohio - 7.1%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$3,764,598
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045 (Prerefunded 6/01/2020)	5,990,000	6,455,543
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	32,590,000	32,500,703
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	16,330,000	16,330,163
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	26,600,000	26,732,734
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	4,485,000	4,496,212
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	11,225,000	11,224,888
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	91,630,000	94,377,067
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	14,535,000	15,209,424
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,520,865
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2036	2,000,000	2,015,360
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,256,688
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	1,820,000	1,970,969
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	2,210,000	2,402,867
Butler County, OH, Hospital Facilities Rev. (UC Health), ETM, 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	3,615,000	3,910,671
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	980,978
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,611,589
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	960,027
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,052,439

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	$1,095,000	$1,193,550
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2042	3,915,000	4,157,887
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,339,350
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.25%, 2/15/2047	14,205,000	15,286,569
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	875,000	953,260
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2057	3,355,000	3,516,376
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	13,520,000	14,678,799
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2034	1,380,000	1,473,343
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2044	2,055,000	2,170,450
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,185,000	9,324,761
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	461,615
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,355,668
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	3,230,000	3,429,323
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	1,835,000	1,858,341
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	2,325,000	2,374,011
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	3,115,000	3,219,166
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,628,927
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,735,000	3,743,329
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	753,791
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	4,009,218
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	2,645,000	2,758,418

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	$1,715,000	$1,767,393
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	2,100,000	2,241,834
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	405,000	440,336
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,716,568
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,997,192

		$338,623,260
Oklahoma - 1.2%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$835,000	$830,825
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	2,610,000	3,025,486
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,474,915
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	695,000	791,411
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	3,525,000	3,950,186
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,486,190
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	5,285,000	5,961,744
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	5,539,299
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	7,045,000	8,036,513
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045 (Prerefunded 5/01/2020)	3,500,000	3,825,885
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	706,385
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	4,978,840
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,150,944
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	5,260,000	5,629,357

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	$6,615,000	$7,079,505

		$59,467,485
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$655,000	$687,652
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,199,715
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	862,237
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030 (Prerefunded 9/01/2020)	2,195,000	2,354,950
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040 (Prerefunded 9/01/2020)	4,100,000	4,481,300
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,292,089

		$10,877,943
Pennsylvania - 6.2%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$700,000	$761,838
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	930,000	1,003,191
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	1,230,000	1,241,255
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038 (Prerefunded 10/15/2018)	2,025,000	2,043,934
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2023	395,000	424,443
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	765,000	855,018
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	765,000	843,084
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	2,175,000	2,359,984
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032	2,505,000	2,746,332
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	1,990,000	2,143,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	$1,110,000	$1,154,478
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,761,892
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	445,000	499,704
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	460,000	515,090
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	390,000	435,478
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	175,000	194,994
Blythe Township, PA, Solid Waste Authority Rev. , 7.75%, 12/01/2037	4,825,000	5,069,193
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,791,571
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	843,240
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	834,022
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	911,957
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,121,926
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	629,776
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,850,152
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	330,000	346,154
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	1,395,000	1,572,667
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	1,195,000	1,341,901
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	605,000	677,237
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,074,278
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,448,092
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	965,000	991,624
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,476,960
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,793,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	$855,000	$939,277
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	815,000	830,721
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	6,355,000	6,484,070
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	705,000	715,328
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	90,000	91,305
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,436,927
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 10/01/2025 (Prerefunded 10/01/2018)	510,000	513,815
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	250,000	251,920
Delaware Valley, PA, Regional Finance Authority, AAC, 5.5%, 8/01/2018	1,680,000	1,680,000
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	356,367
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	447,485
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	325,000	343,005
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	189,293
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	5,045,000	5,103,926
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,474,495
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	3,280,000	3,227,782
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	580,000	651,485
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	210,000	229,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	$7,735,000	$8,467,582
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,554,232
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	8,510,000	9,129,528
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,361,722
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,150,800
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040 (Prerefunded 8/15/2018)	1,075,000	1,076,537
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,451,042
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,229,914
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	9,950,000	10,922,812
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,568,368
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,588,327
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	740,000	795,574
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	1,545,000	1,755,089
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	8,435,000	9,190,607
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 10/01/2044	4,990,000	5,175,528
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,083,669
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	1,980,966
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,035,000	1,025,519

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	$3,500,000	$3,553,200
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	470,000	509,038
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	906,444
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,620,000	2,680,077
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	4,790,000	4,897,727
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,956,738
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,415,920
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,908,936
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	6,088,069
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,253,225
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,191,539
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	925,769
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,826,212
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	1,003,608
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,475,963
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,655,000	2,862,833
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	10,580,000	11,184,435
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047	3,245,000	3,182,858

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058	$4,690,000	$4,590,572
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,290,000	2,440,751
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	2,600,000	2,761,174
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,655,000	3,862,056
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	4,860,000	5,422,496
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2047	4,650,000	5,169,219
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,060,000	1,095,574
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	405,000	458,055
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	510,000	568,074
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	1,015,000	1,140,606
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	510,000	571,277
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	510,000	568,987
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,525,000	1,687,794
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	269,760
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,079,764
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	3,340,000	3,400,421
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,261,720
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,859,207
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	11,030,000	12,351,394
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	19,350,000	21,593,633
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	605,000	607,589
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	363,282
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	395,000	424,317

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	$390,000	$413,825

		$294,016,998
Puerto Rico - 9.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/2044	$10,000,000	$8,475,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	810,000	830,898
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,364,964
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	5,790,000	6,758,609
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	4,800,000	4,740,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	1,085,000	1,259,088
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	1,080,000	1,243,026
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	2,800,000	3,231,452
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	4,440,000	5,136,858
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,537,821
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	630,617
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	27,620,000	29,761,931
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	15,420,000	17,999,612
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	11,750,000	12,349,250
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,152,476
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	5,575,000	6,037,112
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	3,090,000	3,349,591
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	8,955,000	10,344,279
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	9,105,000	10,533,848

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	$2,140,000	$2,268,122
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	5,265,000	5,566,948
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	9,540,000	10,226,021
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	1,425,000	1,377,433
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	1,545,000	1,424,181
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	810,000	810,073
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	809,775
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,320,000	2,421,755
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	923,055
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	515,000	515,232
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/2030	7,405,000	7,587,311
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	12,830,000	13,859,223
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,408,067
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	465,000	480,736
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,665,000	3,794,301
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2020	840,000	841,789
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	11,555,000	11,559,738
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	555,161
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,345,516
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	67,252
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,278,100
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	379,985
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	1,150,000	1,157,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	$240,000	$241,037
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	260,000	260,954
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	189,773
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2021	2,010,000	2,026,964
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	695,000	699,775
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	280,000	280,171
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	3,825,000	3,841,906
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	815,000	821,822
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	1,230,000	1,235,314
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,195
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	504,215
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,706,074
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	885,000	902,426
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	375,000	422,130
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	8,935,000	9,447,422
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	503,177
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	1,070,000	1,133,836
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	3,765,000	4,002,910
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	5,165,000	5,489,620
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,080,000	37,180,240
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,303,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	$4,780,000	$4,785,258
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	165,000	162,340
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	60,000	59,851
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	569,242
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	715,000	713,327
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	636,938
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	192,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,532,587
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	937,125
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,220,275
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,120,000	996,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$1,625,000	$1,458,437
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	525,000	441,000
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	260,000	215,800
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	5,450,000	5,843,381
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	11,530,000	12,450,786
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	1,145,000	1,242,680
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	9,895,000	10,772,884
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	17,840,000	19,506,256
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	1,075,000	1,180,866
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2029	13,415,000	7,381,067
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2037	8,455,000	3,013,277
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2043	2,295,000	589,608
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2044	7,350,000	1,788,108
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “C”, AAC, 0%, 7/01/2028	1,085,000	630,569
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	334,506
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	3,400,000	3,692,570
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,521,862
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	506,028
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	704,255
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	6,225,000	6,588,602
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	735,000	747,686

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	$1,940,000	$1,991,507
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2047	78,835,000	16,530,911
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	12,535,000	1,834,748
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	5,990,000	1,867,682
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	17,315,000	5,120,045
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	19,970,000	5,600,187
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	12,205,000	3,245,798
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	39,960,000	10,077,912
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	2,145,000	513,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	43,880,000	9,952,423
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	597,184

		$434,400,455
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$1,990,000	$2,027,333
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	2,890,000	2,889,913

		$4,917,246
South Carolina - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$4,130,000	$4,387,795
South Carolina Economic Development Authority Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,441,189
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,590,000	1,647,574
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,260,000	1,299,236
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039 (Prerefunded 8/01/2019)	940,000	978,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	$3,240,000	$3,165,156
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,769,956
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,651,909
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,973,351
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	827,621
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	969,668
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	5,912,957
South Carolina Port Authority Rev., 5.25%, 7/01/2050	1,485,000	1,650,058
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,750,000	1,847,563

		$33,522,949
South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$1,520,000	$1,678,262

Tennessee - 0.7%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2037	$750,000	$785,092
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	1,575,000	1,635,181
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	2,270,000	2,424,383
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,264,550
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	2,648,640
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038 (Prerefunded 7/01/2020)	1,700,000	1,837,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2031	$800,000	$880,184
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2030	680,000	752,420
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	500,000	541,230
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,332,490
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	517,225
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,044,210
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,334,234
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	3,625,000	4,124,815
Tennessee Housing Development Agency, Residential Financing Program Rev., “1”, 4%, 1/01/2043	2,710,000	2,863,847

		$30,985,895
Texas - 6.0%
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	$800,000	$909,784
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	743,733
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	3,400,000	3,842,816
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	842,862
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,771,117
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,055,993
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,712,673
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,629,251
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	555,000	554,650
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	1,040,000	1,042,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	$930,000	$1,033,072
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	1,009,242
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,500,443
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	283,650
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	682,379
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	445,548
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	646,665
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,428,432
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	949,636
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	695,000	770,533
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,058,218
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	4,940,000	5,420,563
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,670,000	1,837,200
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	415,000	417,698
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,690,351
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,744,990
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	9,847,160
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040 (Prerefunded 3/01/2020)	3,800,000	4,077,628
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	1,989,512
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,345,000	2,421,048
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	883,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	$746,831	$7
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,729,416
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,400,000	2,446,800
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,570,792
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	203,596
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	493,623
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	4,580,000	2,309,694
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	15,477,590
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	270,472
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	522,778
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,335,000	1,443,068
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,390,400
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	3,075,000	3,202,090
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	4,655,000	5,026,655
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	10,708,692
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	6,515,000	7,063,172
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	100,000	100,215
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,290,000	1,394,877
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,748,590
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ’’A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	4,645,074
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/2037 (Prerefunded 2/15/2019)	4,340,000	4,450,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), ”A“, 6.3%, 11/01/2029	$2,680,000	$2,835,654
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	319,050
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	951,345
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	785,828
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	513,850
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,806,508
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,418,611
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,512,939
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	504,675
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,905,000	2,073,421
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,812,858
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,118,160
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	2,000,000	2,110,900
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”A“, 5%, 11/15/2026	295,000	299,640
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”A“, 5.375%, 11/15/2036	420,000	425,989
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”A“, 5.5%, 11/15/2046	835,000	848,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”A“, 5.5%, 11/15/2052	$960,000	$972,019
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”B-1“, 3.25%, 11/15/2022	1,140,000	1,126,468
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”B-2“, 3%, 11/15/2021	510,000	508,404
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,561,140
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 4.25%, 7/01/2037	445,000	433,127
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 4.5%, 7/01/2042	445,000	439,206
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 5%, 7/01/2047	445,000	458,208
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 4.75%, 7/01/2052	665,000	665,931
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2031	230,000	254,332
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 4%, 7/01/2036	1,170,000	1,184,239
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2046	2,330,000	2,522,784
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2051	2,330,000	2,514,536
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 4%, 7/01/2031	525,000	531,389
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 4.25%, 7/01/2036	790,000	804,339

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 5%, 7/01/2046	$2,105,000	$2,226,038
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 4.75%, 7/01/2051	1,845,000	1,913,911
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	610,000	646,002
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	400,000	418,468
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	310,000	339,726
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	310,000	335,494
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	770,000	824,847
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, 5%, 4/01/2044	5,000,000	5,370,550
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	1,295,000	1,402,951
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), ”A“, 5.5%, 8/15/2035	1,530,000	1,620,423
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), ”A“, 5.75%, 8/15/2045	2,250,000	2,392,875
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032	540,000	543,742
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037	595,000	595,791
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042	715,000	710,031
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048	1,435,000	1,439,879
North Texas Tollway Authority Rev., 6%, 1/01/2043 (Prerefunded 1/01/2021)	1,280,000	1,407,373
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	6,020,000	6,669,859
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), ”A“, 7.5%, 11/15/2034	1,075,000	1,226,403

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), ”A“, 7.75%, 11/15/2044	$1,970,000	$2,257,778
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), ”A“, 8%, 11/15/2049	1,680,000	1,942,920
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	4,738,360
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), ”A“, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,955,000	3,243,172
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”B“, 5%, 11/15/2036	5,105,000	5,335,899
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	330,000	339,362
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	520,000	549,271
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,584,195
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,492,046
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	4,210,000	4,387,030
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041	2,750,000	2,422,035
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), ”A“, 5.25%, 11/15/2035	845,000	740,516
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), ”A“, 5.5%, 11/15/2045	3,750,000	3,245,625
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), ”B“, 5%, 11/15/2040	2,000,000	2,173,560
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), ”B“, 5%, 11/15/2046	7,180,000	7,771,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), ”B-3“, 3.875%, 11/15/2022	$1,740,000	$1,740,783
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”A“, 5%, 11/15/2030	2,000,000	2,118,720
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”A“, 5%, 11/15/2035	2,350,000	2,459,298
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”A“, 5%, 11/15/2045	2,515,000	2,614,393
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”B“, 5%, 11/15/2030	3,855,000	4,083,833
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8%, 11/15/2028	1,000,000	991,490
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	14,305,000	14,081,699
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	660,000	701,633
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,623,820
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,286,994
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, ”B“, 0%, 8/15/2036	4,605,000	2,150,627
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	3,165,000	3,524,259
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	3,560,000	3,973,850
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	600,000	637,248

		$288,051,174

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.2%
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	$715,000	$731,652
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,302,695
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), ”A“, 3.5%, 2/15/2026	490,000	470,390
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	745,000	758,581
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	2,395,000	2,476,095
Utah County, UT, Charter School Rev. (Renaissance Academy), ”A“, 5.625%, 7/15/2037	2,325,000	2,325,605

		$8,065,018
Vermont - 0.3%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$3,785,000	$4,030,684
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	4,645,000	4,797,867
State of Vermont, Student Assistance Corp. Education Loan Rev., ”A“, 3.625%, 6/15/2029	560,000	550,340
State of Vermont, Student Assistance Corp. Education Loan Rev., ”A“, 3.75%, 6/15/2030	620,000	612,368
State of Vermont, Student Assistance Corp. Education Loan Rev., ”A“, 4%, 6/15/2033	570,000	568,712
State of Vermont, Student Assistance Corp. Education Loan Rev., ”A“, 4%, 6/15/2034	615,000	612,829
State of Vermont, Student Assistance Corp. Education Loan Rev., ”B“, 4.375%, 6/15/2046	755,000	737,711
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	2,445,000	2,440,134

		$14,350,645
Virginia - 0.8%
Commonwealth of Virginia, Transportation Board Capital Projects Rev., ”A“, 4%, 5/15/2034	$2,245,000	$2,377,096
Commonwealth of Virginia, Transportation Board Capital Projects Rev., ”A“, 4%, 5/15/2036	1,795,000	1,887,389
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	4,765,000	5,156,302
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), ”A“, 2%, 10/01/2048	981,912	85,917
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	995,000	1,017,965

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	$2,390,000	$2,514,806
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,825,443
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), ”A“, 5%, 9/01/2034	490,000	547,110
Roanoke, VA, Economic Development, Educational Facilities Rev. (Lynchburg College), ”A“, 5%, 9/01/2032	1,140,000	1,281,075
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2030	2,810,000	3,059,163
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2035	2,590,000	2,787,021
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,502,748
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,511,583
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	715,000	726,168
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	769,496	15
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”B“, 6.25%, 3/01/2019 (a)(d)	6,569,570	131

		$39,279,932
Washington - 1.0%
Kalispel Tribe Indians, WA, Priority District Rev., ”A“, 5%, 1/01/2032 (n)	$2,280,000	$2,315,842
Kalispel Tribe Indians, WA, Priority District Rev., ”A“, 5.25%, 1/01/2038 (n)	2,500,000	2,557,675
Kalispel Tribe Indians, WA, Priority District Rev., ”B“, 5%, 1/01/2032 (n)	700,000	711,004
Kalispel Tribe Indians, WA, Priority District Rev., ”B“, 5.25%, 1/01/2038 (n)	900,000	920,763
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,342,000
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,550,000	1,621,517
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,665,000	3,842,386
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,215,000	1,340,266

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2036	$810,000	$890,895
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	875,000	959,569
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,435,000	2,552,757
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028	225,000	225,151
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033	225,000	238,088
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038	325,000	340,216
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048	450,000	467,023
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (The Hearthstone Project), ”A“, 5%, 7/01/2038	830,000	864,213
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (The Hearthstone Project), ”A“, 5%, 7/01/2048	1,420,000	1,461,336
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (The Hearthstone Project), ”A“, 5%, 7/01/2053	1,375,000	1,410,626
Washington Housing Finance Commission Nonprofit Housing Rev. (Heron’s Key Senior Living), ”B-2“, 4.875%, 1/01/2022	270,000	270,122
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), ”A“, 5%, 1/01/2036	2,460,000	2,634,193
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), ”A“, 5%, 1/01/2046	4,675,000	4,964,850
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), ”A“, 5%, 1/01/2051	2,970,000	3,143,329
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	1,000,000	1,040,370
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	2,000,000	2,071,280
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,461,964
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,740,124

		$47,387,559

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.6%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$1,429,935
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	571,063
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,111,128
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), ”A“, 4.5%, 6/01/2027	740,000	737,824
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), ”A“, 5.5%, 6/01/2037	1,760,000	1,815,739
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,044,400
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), ”A“, 5%, 9/01/2027	2,100,000	2,272,326
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), ”A“, 5%, 9/01/2028	1,000,000	1,078,650
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	3,450,000	3,460,040
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System), ”A“, 4%, 6/01/2051	15,000,000	14,901,600
West Virginia Housing Development Fund, ”A“, FHA, 3.45%, 11/01/2033	610,000	605,681
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	585,000	578,425
West Virginia Housing Development Fund, ”A“, FHA, 3.9%, 11/01/2048	360,000	355,568

		$29,962,379
Wisconsin - 3.0%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	$2,530,000	$2,684,254
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,406,813
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,301,002
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,265,000	1,298,181
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028	2,675,000	2,539,645

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), ”A“, 6.125%, 6/01/2035 (Prerefunded 6/01/2020)	$710,000	$766,104
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), ”A“, 6.125%, 6/01/2039 (Prerefunded 6/01/2020)	1,435,000	1,548,394
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,159,018
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	955,000	994,079
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	2,035,000	2,206,937
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), ”A“, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	2,034,972
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), ”A“, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,560,028
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	5,041,229
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), ”A“, 5.125%, 2/01/2038	5,110,000	5,274,389
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), ”A“, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	485,000	515,269
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), ”A“, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,960,000	2,090,438
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), ”A“, 5%, 9/15/2040	445,000	466,445
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), ”A“, 5%, 9/15/2045	595,000	622,275
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), ”A“, 5%, 9/15/2050	2,430,000	2,535,656
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	691,913
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	805,000	832,418
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,055,689
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,034,215
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,815,000	2,891,399
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 4%, 9/01/2020	460,000	471,919
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025	520,000	563,779

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030	$920,000	$963,626
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038	1,215,000	1,256,103
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	637,156
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	581,542
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027	12,340,000	13,143,087
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	8,145,000	9,264,612
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,260,000	4,885,325
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	3,055,000	3,441,427
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	3,030,000	3,340,999
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	3,037,871
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037	1,995,000	2,179,797
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042	2,105,000	2,292,071
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047	3,830,000	4,158,423
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052	6,500,000	7,037,225
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029	1,905,000	2,004,574
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034	1,730,000	1,836,326
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044	1,685,000	1,807,668
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049	3,465,000	3,754,431
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), ”A-1“, 1.8%, 6/01/2023 (Put Date 11/01/2018)	2,325,000	2,325,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), ”A-2“, 1.8%, 10/01/2025 (Put Date 11/01/2018)	$395,000	$395,000
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,628,651
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	955,000	1,014,420
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	3,815,000	4,107,725
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	17,610,000	18,587,531
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	2,870,000	3,025,037

		$142,292,087
Total Municipal Bonds (Identified Cost, $4,535,266,181)		$4,681,168,492

Investment Companies (h) - 1.4%
Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 1.98% (v) (Identified Cost, $65,834,748)	65,842,313	$65,835,728

Other Assets, Less Liabilities - 0.4%		20,809,480
Net Assets - 100.0%		$4,767,813,700

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $65,835,728 and $4,681,168,492, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,237,198, representing 0.5% of net assets.

(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,535,266,181)	$4,681,168,492
Investments in affiliated issuers, at value (identified cost, $65,834,748)	65,835,728
Cash	58,218
Receivables for
Investments sold	19,808,314
Fund shares sold	9,481,063
Interest	47,608,996
Other assets	5,396
Total assets	$4,823,966,207
Liabilities
Payables for
Distributions	$2,213,934
Investments purchased	21,117,915
Fund shares reacquired	10,609,732
Interest expense and fees	20,458
Payable to the holders of the floating rate certificates from trust assets	20,201,870
Payable to affiliates
Investment adviser	138,129
Shareholder servicing costs	1,694,095
Distribution and service fees	14,171
Payable for independent Trustees’ compensation	10,497
Accrued expenses and other liabilities	131,706
Total liabilities	$56,152,507
Net assets	$4,767,813,700
Net assets consist of
Paid-in capital	$4,656,796,926
Unrealized appreciation (depreciation)	145,903,291
Accumulated net realized gain (loss)	(48,623,748)
Undistributed net investment income	13,737,231
Net assets	$4,767,813,700
Shares of beneficial interest outstanding	582,493,510

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,614,417,228	197,171,001	$8.19
Class B	20,384,319	2,487,067	8.20
Class C	243,632,749	29,724,281	8.20
Class I	2,102,203,612	256,892,671	8.18
Class R6	787,175,792	96,218,490	8.18

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.55 [100 / 95.75 x $8.19]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$117,174,847
Dividends from affiliated issuers	754,800
Total investment income	$117,929,647
Expenses
Management fee	$12,123,109
Distribution and service fees	1,397,375
Shareholder servicing costs	1,853,059
Administrative services fee	320,316
Independent Trustees’ compensation	27,951
Custodian fee	149,868
Shareholder communications	95,638
Audit and tax fees	32,420
Legal fees	20,514
Interest expense and fees	191,364
Miscellaneous	176,640
Total expenses	$16,388,254
Fees paid indirectly	(1,196)
Reduction of expenses by investment adviser and distributor	(243,351)
Net expenses	$16,143,707
Net investment income (loss)	$101,785,940
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,891,628)
Affiliated issuers	(8,349)
Net realized gain (loss)	$(1,899,977)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$14,851,831
Affiliated issuers	6,856
Net unrealized gain (loss)	$14,858,687
Net realized and unrealized gain (loss)	$12,958,710
Change in net assets from operations	$114,744,650

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/18 (unaudited)	Year ended 1/31/18
From operations
Net investment income (loss)	$101,785,940	$172,929,806
Net realized gain (loss)	(1,899,977)	13,295,967
Net unrealized gain (loss)	14,858,687	40,610,301
Change in net assets from operations	$114,744,650	$226,836,074
Distributions declared to shareholders
From net investment income	$(95,500,828)	$(170,448,372)
Change in net assets from fund share transactions	$194,055,427	$856,860,511
Total change in net assets	$213,299,249	$913,248,213
Net assets
At beginning of period	4,554,514,451	3,641,266,238
At end of period (including undistributed net investment income of $13,737,231 and $7,452,119, respectively)	$4,767,813,700	$4,554,514,451

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/18		Year ended
Class A			1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$8.16		$8.02	$8.25		$8.29	$7.61	$8.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.36	$0.37	(c)	$0.37	$0.39	$0.40
Net realized and unrealized gain (loss)	0.02		0.14	(0.25)		(0.06)	0.65	(0.74)
Total from investment operations	$0.20		$0.50	$0.12		$0.31	$1.04	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.35)		$(0.35)	$(0.36)	$(0.39)
Net asset value, end of period (x)	$8.19		$8.16	$8.02		$8.25	$8.29	$7.61
Total return (%) (r)(s)(t)(x)	2.47	(n)	6.29	1.38	(c)	3.86	14.01	(4.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.71	(c)	0.70	0.71	0.72
Expenses after expense reductions (f)	0.66	(a)	0.65	0.66	(c)	0.66	0.68	0.69
Net investment income (loss)	4.48	(a)	4.44	4.41	(c)	4.54	4.85	5.03
Portfolio turnover	14	(n)	17	23		17	12	18
Net assets at end of period (000 omitted)	$1,614,417		$1,589,868	$1,781,515		$1,974,564	$1,583,324	$1,445,607
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.65	(a)	0.64	0.65	(c)	0.65	0.67	0.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended		Year ended
Class B	7/31/18		1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$8.16		$8.03	$8.26		$8.30	$7.61	$8.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.30	$0.30	(c)	$0.31	$0.33	$0.33
Net realized and unrealized gain (loss)	0.03		0.13	(0.25)		(0.06)	0.66	(0.74)
Total from investment operations	$0.18		$0.43	$0.05		$0.25	$0.99	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.28)		$(0.29)	$(0.30)	$(0.33)
Net asset value, end of period (x)	$8.20		$8.16	$8.03		$8.26	$8.30	$7.61
Total return (%) (r)(s)(t)(x)	2.22	(n)	5.35	0.59	(c)	3.06	13.27	(4.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.68	1.71	(c)	1.70	1.71	1.72
Expenses after expense reductions (f)	1.41	(a)	1.41	1.44	(c)	1.44	1.45	1.48
Net investment income (loss)	3.73	(a)	3.68	3.62	(c)	3.78	4.08	4.25
Portfolio turnover	14	(n)	17	23		17	12	18
Net assets at end of period (000 omitted)	$20,384		$22,213	$26,528		$30,537	$33,622	$34,969
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.40	(a)	1.40	1.43	(c)	1.43	1.44	1.46

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended		Year ended
Class C	7/31/18		1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$8.16		$8.03	$8.26		$8.30	$7.61	$8.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	$0.28	(c)	$0.29	$0.31	$0.32
Net realized and unrealized gain (loss)	0.03		0.13	(0.24)		(0.06)	0.66	(0.75)
Total from investment operations	$0.17		$0.41	$0.04		$0.23	$0.97	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.27)		$(0.27)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$8.20		$8.16	$8.03		$8.26	$8.30	$7.61
Total return (%) (r)(s)(t)(x)	2.09	(n)	5.10	0.37(c	)	2.83	13.01	(5.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.68	1.71	(c)	1.70	1.71	1.72
Expenses after expense reductions (f)	1.66	(a)	1.65	1.66	(c)	1.66	1.68	1.69
Net investment income (loss)	3.46	(a)	3.43	3.41	(c)	3.55	3.84	4.05
Portfolio turnover	14	(n)	17	23		17	12	18
Net assets at end of period (000 omitted)	$243,633		$282,931	$285,224		$271,643	$254,973	$221,393
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.65	(a)	1.64	1.65	(c)	1.65	1.66	1.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended		Year ended
Class I	7/31/18		1/31/18	1/31/17		1/31/16	1/31/15	1/31/14
	(unaudited)
Net asset value, beginning of period	$8.15		$8.02	$8.25		$8.29	$7.60	$8.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.36	$0.37	(c)	$0.37	$0.38	$0.40
Net realized and unrealized gain (loss)	0.02		0.13	(0.25)		(0.06)	0.67	(0.75)
Total from investment operations	$0.20		$0.49	$0.12		$0.31	$1.05	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.35)		$(0.35)	$(0.36)	$(0.39)
Net asset value, end of period (x)	$8.18		$8.15	$8.02		$8.25	$8.29	$7.60
Total return (%) (r)(s)(t)(x)	2.47	(n)	6.15	1.38	(c)	3.86	14.14	(4.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.71	(c)	0.71	0.71	0.72
Expenses after expense reductions (f)	0.66	(a)	0.65	0.66	(c)	0.66	0.68	0.69
Net investment income (loss)	4.47	(a)	4.42	4.42	(c)	4.55	4.78	5.04
Portfolio turnover	14	(n)	17	23		17	12	18
Net assets at end of period (000 omitted)	$2,102,204		$2,261,507	$1,547,999		$1,319,815	$1,032,069	$386,421
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.65	(a)	0.64	0.65	(c)	0.65	0.66	0.67

See Notes to Financial Statements

Financial Highlights – continued

Class R6	Six months ended 7/31/18		Year ended 1/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$8.15		$8.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.22
Net realized and unrealized gain (loss)	0.02		(0.06	)(g)
Total from investment operations	$0.20		$0.16
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.24)
Net asset value, end of period (x)	$8.18		$8.15
Total return (%) (r)(s)(t)(x)	2.52	(n)	1.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.57	(a)
Expenses after expense reductions (f)	0.57	(a)	0.56	(a)
Net investment income (loss)	4.55	(a)	4.09	(a)
Portfolio turnover	14	(n)	17
Net assets at end of period (000 omitted)	$787,176		$397,994
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56	(a)	0.55	(a)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(i)	For the period from the inception of Class R6, June 2, 2017, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Many municipal instruments are supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Notes to Financial Statements (unaudited) – continued

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) – continued

security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,681,168,492	$—	$4,681,168,492
Mutual Funds	65,835,728	—	—	65,835,728
Total	$65,835,728	$4,681,168,492	$—	$4,747,004,220

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust (“the trust”), and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters

Notes to Financial Statements (unaudited) – continued

held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At July 31, 2018, the fund’s payable to the holders of the floating rate certificates from trust assets was $20,201,870 and the weighted average interest rate on the floating rate certificates issued by the trust was 1.46%. For the six months ended July 31, 2018, the average payable to the holders of the floating rate certificates from trust assets was $18,454,050 at a weighted average interest rate of 1.17%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2018, interest expense and fees related to self-deposited inverse floaters amounted to $190,607 and are included in “Interest expense and fees” in the Statement of Operations.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as

Notes to Financial Statements (unaudited) – continued

additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/18
Ordinary income (including any short-term capital gains)	$7,555,000
Tax-exempt income	162,893,372
Total distributions	$170,448,372

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/18
Cost of investments	$4,558,441,696
Gross appreciation	196,601,062
Gross depreciation	(28,240,408)
Net unrealized appreciation (depreciation)	$168,360,654

As of 1/31/18
Undistributed ordinary income	1,825,802
Undistributed tax-exempt income	22,004,604
Capital loss carryforwards	(67,691,923)
Other temporary differences	(15,543,899)
Net unrealized appreciation (depreciation)	151,178,368

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2018, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/19	$(16,085,714)

Post-enactment losses which are characterized as follows:
Short-Term	$(19,863,025)
Long-Term	(31,743,184)
Total	$(51,606,209)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s

Notes to Financial Statements (unaudited) – continued

distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/18	Year ended 1/31/18 (i)
Class A	$33,469,755	$67,868,751
Class B	366,290	887,337
Class C	4,124,221	9,528,995
Class I	42,198,157	90,606,772
Class R6	15,342,405	1,556,517
Total	$95,500,828	$170,448,372

(i)	For Class R6, the period is from the class inception, June 2, 2017, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion	0.45%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2018, this management fee reduction amounted to $216,473, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2018 was equivalent to an annual effective rate of 0.52% of the fund’s average daily net assets.

Effective August 1, 2018, the management fee will be computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest expenses and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R6
0.65%	1.40%	1.65%	0.65%	0.56%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2020. For the six months ended July 31, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $61,170 for the six months ended July 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$106,166
Class C	0.75%	0.25%	1.00%	1.00%	1,291,209
Total Distribution and Service Fees					$1,397,375

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2018 based on each class’s average daily net assets. MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2020. For the six months ended July 31, 2018, the waiver amounted to $26,541, which is included in the reduction of total expenses on the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2018, this rebate amounted to $337 for Class C shares, which is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2018, were as follows:

Amount
Class A	$60,071
Class B	13,842
Class C	10,379

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2018, the fee was $94,571, which equated to 0.0041% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,758,488.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2018 was equivalent to an annual effective rate of 0.0139% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,926 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $5,538 at July 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2018, the fee paid by the fund under this agreement was $3,645 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On June 1, 2017, MFS purchased 6,075 shares of Class R6 for an aggregate amount of $50,000 as an initial investment in the class.

(4) Portfolio Securities

For the six months ended July 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $885,474,460 and $624,962,885, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/18		Year ended 1/31/18 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	26,078,632	$212,476,446	47,431,359	$388,366,464
Class B	106,823	870,803	168,828	1,382,452
Class C	2,379,229	19,414,697	5,503,262	45,140,939
Class I	47,642,748	388,194,633	150,222,175	1,222,508,235
Class R6	56,578,521	459,610,505	50,281,508	411,742,022
	132,785,953	$1,080,567,084	253,607,132	$2,069,140,112

Shares issued to shareholders in reinvestment of distributions
Class A	3,732,728	$30,440,576	7,539,633	$61,727,025
Class B	36,243	295,834	87,028	713,135
Class C	429,976	3,509,781	972,679	7,972,745
Class I	4,275,999	34,840,558	9,368,649	76,731,193
Class R6	1,783,880	14,537,551	179,800	1,469,197
	10,258,826	$83,624,300	18,147,789	$148,613,295

Shares reacquired
Class A	(27,595,264)	$(225,144,748)	(82,094,828)	$(665,446,477)
Class B	(377,189)	(3,074,763)	(838,466)	(6,875,496)
Class C	(7,744,325)	(63,049,958)	(7,337,782)	(60,101,557)
Class I	(72,506,747)	(589,304,195)	(75,216,162)	(615,252,943)
Class R6	(10,994,957)	(89,562,293)	(1,610,262)	(13,216,423)
	(119,218,482)	$(970,135,957)	(167,097,500)	$(1,360,892,896)

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/18		Year ended 1/31/18 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	2,216,096	$17,772,274	(27,123,836)	$(215,352,988)
Class B	(234,123)	(1,908,126)	(582,610)	(4,779,909)
Class C	(4,935,120)	(40,125,480)	(861,841)	(6,987,873)
Class I	(20,588,000)	(166,269,004)	84,374,662	683,986,485
Class R6	47,367,444	384,585,763	48,851,046	399,994,796
	23,826,297	$194,055,427	104,657,421	$856,860,511

(i)	For Class R6, the period is from the class inception, June 2, 2017, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended July 31, 2018, the fund’s commitment fee and interest expense were $13,057 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		71,284,047	534,215,511	(539,657,245)	65,842,313

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(8,349)	$6,856	$—	$754,800	$65,835,728

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion and $5 billion. They considered that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $10 billion effective August 1, 2018. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent,

Board Review of Investment Advisory Agreement – continued

Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)    (1)    Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

* Print name and title of each signing officer under his or her signature.